UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

[INSERT— JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Global Allocation Portfolio, JPMorgan Insurance Trust Income Builder Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio and JPMorgan Insurance Trust U.S. Equity Portfolio for quarter ending September 30, 2017]

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.9%
21,660	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	23,027
	American Airlines Pass-Through Trust,
16,308	Series 2011-1, Class A, 5.25%, 01/31/2021	17,328
80,104	Series 2013-1, Class A, 4.00%, 07/15/2025	83,989
15,584	Series 2016-2, Class A, 3.65%, 06/15/2028	15,807
196,000	Series 2016-3, Class AA, 3.00%, 10/15/2028	194,530
161,000	Series 2017-1, Class AA, 3.65%, 02/15/2029	165,588
50,000	Series 2017-2, Class A, 3.60%, 10/15/2029	50,750
41,000	Series 2017-2, Class AA, 3.35%, 10/15/2029	41,513
113,000	Series 2017-2, Class B, 3.70%, 10/15/2025	113,000
	American Credit Acceptance Receivables Trust,
25,878	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	25,871
158,490	Series 2016-4, Class A, 1.50%, 06/12/2020 (e)	158,388
116,000	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	116,465
	American Homes 4 Rent Trust,
427,706	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	447,006
200,000	Series 2014-SFR2, Class C, 4.71%, 10/17/2036 (e) (bb)	214,966
237,588	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	247,555
200,000	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	226,735
380,000	Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (e) (bb)	397,018
100,000	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e)	108,725
200,000	Series 2015-SFR2, Class C, 4.69%, 10/17/2045 (e) (bb)	215,900
	Americredit Automobile Receivables Trust,
50,000	Series 2016-3, Class A3, 1.46%, 05/10/2021	49,842
600,000	Series 2016-4, Class B, 1.83%, 12/08/2021 (bb)	595,601
299,996	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	299,133
	B2R Mortgage Trust,
82,039	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	81,685
233,954	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	236,120
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	99,953
147,645	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.20%, 12/20/2021 (e)	147,517
7,950	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.61%, 04/25/2036 (z) (bb)	7,777
250,000	BMW Vehicle Lease Trust, Series 2016-2, Class A4, 1.57%, 02/20/2020	249,075
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	77,303
104,131	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	104,204
375,927	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	375,105
	Capital Auto Receivables Asset Trust,
18,747	Series 2016-2, Class A2A, 1.32%, 01/20/2019	18,742
63,000	Series 2016-2, Class A4, 1.63%, 01/20/2021	62,763
15,826	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	15,817
24,668	CarMax Auto Owner Trust, Series 2013-4, Class A4, 1.28%, 05/15/2019	24,661
140,780	Carnow Auto Receivables Trust, Series 2016-1A, Class A, 2.26%, 05/15/2019 (e)	140,882
	Chrysler Capital Auto Receivables Trust,
232,000	Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	232,207
328,000	Series 2016-BA, Class A3, 1.64%, 07/15/2021 (e)	327,025
103,194	Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	104,180
72,072	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	72,107
148,024	Continental Credit Card, Series 2016-1A, Class A, 4.56%, 01/15/2023 (e)	148,004
	CPS Auto Receivables Trust,
1,169	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	1,169
37,192	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	37,192
172,000	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	175,460
56,172	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	56,243

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
31,314	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	31,344
	Credit Acceptance Auto Loan Trust,
224,461	Series 2015-2A, Class A, 2.40%, 02/15/2023 (e)	224,995
250,000	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	250,695
85,090	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	97,133
4,473	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, 1.53%, 02/15/2034 (z) (bb)	4,175
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, 1.80%, 04/25/2034 (z) (bb)	1,042
48,681	Series 2004-1, Class M1, 1.99%, 03/25/2034 (z) (bb)	48,932
8,260	Series 2004-1, Class M2, 2.06%, 03/25/2034 (z) (bb)	8,196
22,418	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.95%, 05/23/2019	23,144
	Drive Auto Receivables Trust,
132,000	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	135,755
72,680	Series 2016-AA, Class B, 3.17%, 05/15/2020 (e)	72,832
243,000	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	246,047
68,161	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	68,325
220,000	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	227,183
231,000	Series 2017-1, Class C, 2.84%, 04/15/2022	232,466
262,000	Series 2017-1, Class D, 3.84%, 03/15/2023	265,172
367,000	Series 2017-2, Class C, 2.75%, 09/15/2023	366,433
60,000	Series 2017-AA, Class B, 2.51%, 01/15/2021 (e)	60,315
95,000	Series 2017-AA, Class C, 2.98%, 01/18/2022 (e)	95,995
127,000	Series 2017-AA, Class D, 4.16%, 05/15/2024 (e)	129,149
	DT Auto Owner Trust,
103,579	Series 2016-1A, Class B, 2.79%, 05/15/2020 (e) (bb)	103,690
41,020	Series 2016-3A, Class A, 1.75%, 11/15/2019 (e)	41,026
185,000	Series 2016-3A, Class B, 2.65%, 07/15/2020 (e)	185,545
66,000	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	65,970
113,300	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	113,810
115,000	Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	115,037
196,000	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	195,886
105,000	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	105,010
233,170	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	232,643
	Exeter Automobile Receivables Trust,
1,890	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	1,890
33,965	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	33,994
135,000	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	139,823
41,389	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	41,403
225,147	Series 2016-3A, Class A, 1.84%, 11/16/2020 (e)	224,992
82,000	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	82,195
60,000	Series 2017-1A, Class C, 3.95%, 12/15/2022 (e) (bb)	60,708
150,000	Series 2017-3A, Class A, 2.05%, 12/15/2021 (e)	149,881
	First Investors Auto Owner Trust,
3,797	Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	3,797
64,540	Series 2016-2A, Class A1, 1.53%, 11/16/2020 (e)	64,433
244,457	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	244,154
	Flagship Credit Auto Trust,
2,191	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	2,191
45,000	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	45,212
22,000	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	22,333
123,834	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	124,242
126,000	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	127,797
76,000	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	78,442
148,386	Series 2016-1, Class A, 2.77%, 12/15/2020 (e)	149,314
250,000	Series 2016-1, Class C, 6.22%, 06/15/2022 (e)	265,281

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
327,000	Series 2016-4, Class A2, 1.96%, 02/16/2021 (e)	327,187
249,000	Series 2016-4, Class C, 2.71%, 11/15/2022 (e) (bb)	247,161
131,651	GO Financial Auto Securitization Trust, Series 2015-2, Class B, 4.80%, 08/17/2020 (e)	132,839
45,492	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	45,529
97,464	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	98,568
	Green Tree Agency Advance Funding Trust I,
123,000	Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	122,412
114,000	Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	113,346
	HERO Funding Trust,
107,958	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	107,473
272,278	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	283,527
218,193	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	218,367
700,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	716,286
84,077	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	84,582
	Lendmark Funding Trust,
171,000	Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	174,586
162,000	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	162,051
	Long Beach Mortgage Loan Trust,
54,470	Series 2003-4, Class M1, 2.26%, 08/25/2033 (z) (bb)	53,641
102,103	Series 2004-1, Class M1, 1.99%, 02/25/2034 (z) (bb)	101,735
8,915	Series 2004-1, Class M2, 2.06%, 02/25/2034 (z) (bb)	8,916
5,313	Series 2006-WL2, Class 2A3, 1.44%, 01/25/2036 (z) (bb)	5,292
176,000	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	176,806
	Marlette Funding Trust,
84,568	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	84,861
264,494	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	265,628
75,693	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	76,007
31,895	Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	32,189
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 1.91%, 03/25/2035 (z) (bb)	124,789
180,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	178,643
211,547	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	211,798
50,000	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	49,600
	Ocwen Master Advance Receivables Trust,
100,000	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	99,557
150,000	Series 2016-T1, Class CT1, 3.61%, 08/17/2048 (e) (bb)	150,447
184,211	Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (e) (bb)	182,104
100,000	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	100,050
155,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	155,961
64,335	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	64,370
	OneMain Financial Issuance Trust,
149	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	149
100,000	Series 2014-1A, Class B, 3.24%, 06/18/2024 (e) (bb)	100,064
56,973	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	57,038
230,000	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	232,244
100,000	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	101,102
232,057	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	232,487
100,000	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	99,953
215,000	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	220,055
250,000	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	253,208
	Oportun Funding IV LLC,
250,000	Series 2016-C, Class A, 3.28%, 11/08/2021 (e)	250,872
250,000	Series 2016-C, Class B, 4.85%, 11/08/2021 (e) (bb)	253,523

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
250,000	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	251,616
	Progress Residential Trust,
224,719	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	225,610
150,000	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	150,968
434,675	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	440,362
100,000	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	103,952
	Prosper Marketplace Issuance Trust,
141,585	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	142,121
216,000	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	216,266
	Purchasing Power Funding LLC,
350,000	Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	351,203
68,155	Series 2016-A, 5.98%, 02/27/2019 (z) (bb)	68,155
5,194	RASC Trust, Series 2003-KS9, Class A2B, 1.88%, 11/25/2033 (z) (bb)	4,511
108,713	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	109,184
443,323	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	443,323
374,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 06/15/2021 (bb)	373,414
17,934	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	17,980
10,259	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	10,262
93,806	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	94,755
168,662	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	169,785
308,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	310,145
200,000	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	203,000
87,043	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	86,655
400,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (e)	396,774
360,360	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 06/15/2022 (e)	360,230
177,399	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	177,421
131,000	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	130,216
	United Airlines Pass-Through Trust,
85,232	Series 2013-1, Class A, 4.30%, 08/15/2025	90,521
100,000	Series 2016-2, Class AA, 2.88%, 10/07/2028	98,190
142,377	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	142,299
109,560	US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, SUB, 3.47%, 07/27/2036 (e)	109,618
393,000	Verizon Owner Trust, Series 2017-2A, Class A, 1.92%, 12/20/2021 (e)	392,646
300,000	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	300,000
144,845	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	146,048
116,699	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	117,547
240,761	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	242,566
212,174	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	213,326
114,442	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	114,748
178,313	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e) (bb)	178,990
229,224	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	229,805
81,585	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	81,863
249,185	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	249,640
221,376	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	221,935
	Westlake Automobile Receivables Trust,
100,000	Series 2015-3A, Class D, 4.40%, 05/17/2021 (e)	101,320
487,594	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	487,648
645,000	Series 2016-3A, Class C, 2.46%, 01/18/2022 (e) (bb)	643,211
77,000	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	77,334

	Total Asset-Backed Securities (Cost $27,862,206)	28,048,121

Collateralized Mortgage Obligations — 11.8%
75,519	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.88%, 07/25/2060 (e)	75,523

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Alternative Loan Trust,
1,230,462	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,261,367
344,672	Series 2005-20CB, Class 3A8, IF, IO, 3.51%, 07/25/2035 (z) (bb)	42,620
520,376	Series 2005-22T1, Class A2, IF, IO, 3.83%, 06/25/2035 (z) (bb)	70,227
472,814	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	438,380
211,912	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	197,959
174,606	Series 2005-J1, Class 1A4, IF, IO, 3.86%, 02/25/2035 (z) (bb)	5,735
31,716	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	31,673
	Banc of America Alternative Loan Trust,
160,983	Series 2004-5, Class 3A3, PO, 06/25/2034 (bb)	140,448
9,238	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	8,825
	Banc of America Funding Trust,
22,839	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	19,149
139,360	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	135,648
21,068	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	17,439
75,517	Series 2005-E, Class 4A1, 3.34%, 03/20/2035 (z)	76,766
68,443	Banc of America Mortgage Trust, Series 2004-J, Class 3A1, 3.66%, 11/25/2034 (z)	68,450
	Bear Stearns ARM Trust,
38,552	Series 2003-7, Class 3A, 3.35%, 10/25/2033 (z)	38,694
52,443	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	53,233
172,023	Series 2006-1, Class A1, 2.91%, 02/25/2036 (z)	172,268
	CHL Mortgage Pass-Through Trust,
37,873	Series 2004-7, Class 2A1, 3.52%, 06/25/2034 (z)	38,237
20,876	Series 2004-HYB1, Class 2A, 3.25%, 05/20/2034 (z)	19,985
38,207	Series 2004-HYB3, Class 2A, 3.19%, 06/20/2034 (z)	38,310
8,770	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	8,838
1,864	Series 2004-J8, Class POA, PO, 11/25/2019 (bb)	1,860
79,152	Series 2005-16, Class A23, 5.50%, 09/25/2035	78,226
175,978	Series 2005-22, Class 2A1, 3.25%, 11/25/2035 (z)	156,217
	Citigroup Global Markets Mortgage Securities VII, Inc.,
29,914	Series 2003-HYB1, Class A, 3.71%, 09/25/2033 (z)	30,145
130	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	117
	Citigroup Mortgage Loan Trust, Inc.,
3,190	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	3,236
3,696	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	3,687
1,746	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	1,741
378	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	373
63,551	Series 2005-1, Class 2A1A, 3.07%, 02/25/2035 (z)	55,403
863	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	861
15,682	CSMC, Series 2010-11R, Class A6, 2.23%, 06/28/2047 (e) (z)	15,651
57,010	FHLMC—GNMA, Series 8, Class ZA, 7.00%, 03/25/2023	61,160
	FHLMC REMIC,
217	Series 22, Class C, 9.50%, 04/15/2020	220
68	Series 47, Class F, 10.00%, 06/15/2020	70
100	Series 99, Class Z, 9.50%, 01/15/2021	106
251	Series 1065, Class J, 9.00%, 04/15/2021	275
275	Series 1113, Class J, 8.50%, 06/15/2021	282
1,255	Series 1250, Class J, 7.00%, 05/15/2022	1,283
3,765	Series 1316, Class Z, 8.00%, 06/15/2022	4,117
6,103	Series 1324, Class Z, 7.00%, 07/15/2022	6,562
27,167	Series 1343, Class LA, 8.00%, 08/15/2022	29,802
5,592	Series 1343, Class LB, 7.50%, 08/15/2022	6,158
3,635	Series 1394, Class ID, IF, 9.57%, 10/15/2022 (z)	4,212
3,272	Series 1395, Class G, 6.00%, 10/15/2022	3,476
2,314	Series 1505, Class Q, 7.00%, 05/15/2023	2,527
4,614	Series 1518, Class G, IF, 7.85%, 05/15/2023 (z)	5,133
4,815	Series 1541, Class O, 1.37%, 07/15/2023 (z)	4,800
138,406	Series 1577, Class PV, 6.50%, 09/15/2023	149,625
81,637	Series 1584, Class L, 6.50%, 09/15/2023	89,316
87,401	Series 1633, Class Z, 6.50%, 12/15/2023	93,683
104,161	Series 1638, Class H, 6.50%, 12/15/2023	112,234

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	3,158
11,215	Series 1694, Class PK, 6.50%, 03/15/2024	12,135
3,095	Series 1700, Class GA, PO, 02/15/2024	2,990
11,996	Series 1798, Class F, 5.00%, 05/15/2023	12,598
22,474	Series 1863, Class Z, 6.50%, 07/15/2026	24,924
4,026	Series 1865, Class D, PO, 02/15/2024	3,659
10,423	Series 1981, Class Z, 6.00%, 05/15/2027	11,336
13,821	Series 1987, Class PE, 7.50%, 09/15/2027	15,986
45,618	Series 1999, Class PU, 7.00%, 10/15/2027	50,559
79,975	Series 2031, Class PG, 7.00%, 02/15/2028	91,059
2,865	Series 2033, Class SN, HB, IF, 28.26%, 03/15/2024 (z)	1,037
79,777	Series 2035, Class PC, 6.95%, 03/15/2028	89,195
5,520	Series 2038, Class PN, IO, 7.00%, 03/15/2028	1,067
15,566	Series 2054, Class PV, 7.50%, 05/15/2028	17,845
98,984	Series 2057, Class PE, 6.75%, 05/15/2028	111,974
18,988	Series 2064, Class TE, 7.00%, 06/15/2028	21,475
17,504	Series 2075, Class PH, 6.50%, 08/15/2028	19,553
55,026	Series 2095, Class PE, 6.00%, 11/15/2028	60,898
3,520	Series 2132, Class SB, HB, IF, 25.19%, 03/15/2029 (z)	5,686
1,858	Series 2134, Class PI, IO, 6.50%, 03/15/2019	60
31,505	Series 2178, Class PB, 7.00%, 08/15/2029	36,047
54,816	Series 2182, Class ZB, 8.00%, 09/15/2029	64,025
640	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	640
10,020	Series 2247, Class Z, 7.50%, 08/15/2030	11,338
149,668	Series 2259, Class ZC, 7.35%, 10/15/2030	175,893
2,007	Series 2261, Class ZY, 7.50%, 10/15/2030	2,355
14,971	Series 2283, Class K, 6.50%, 12/15/2023	16,187
3,425	Series 2306, Class K, PO, 05/15/2024	3,240
8,218	Series 2306, Class SE, IF, IO, 8.41%, 05/15/2024 (z)	1,504
9,743	Series 2325, Class PM, 7.00%, 06/15/2031	11,192
61,861	Series 2344, Class ZD, 6.50%, 08/15/2031	71,859
9,277	Series 2344, Class ZJ, 6.50%, 08/15/2031	10,247
5,344	Series 2345, Class NE, 6.50%, 08/15/2031	6,036
33,947	Series 2359, Class ZB, 8.50%, 06/15/2031	39,342
93,281	Series 2367, Class ME, 6.50%, 10/15/2031	103,316
8,842	Series 2390, Class DO, PO, 12/15/2031	8,130
14,631	Series 2410, Class OE, 6.38%, 02/15/2032	15,993
14,828	Series 2410, Class QS, IF, 16.29%, 02/15/2032 (z)	22,052
17,095	Series 2410, Class QX, IF, IO, 7.42%, 02/15/2032 (z)	4,382
18,702	Series 2412, Class SP, IF, 13.63%, 02/15/2032 (z)	23,907
36,598	Series 2423, Class MC, 7.00%, 03/15/2032	42,048
57,750	Series 2423, Class MT, 7.00%, 03/15/2032	66,661
115,272	Series 2435, Class CJ, 6.50%, 04/15/2032	130,805
21,520	Series 2444, Class ES, IF, IO, 6.72%, 03/15/2032 (z)	4,906
14,347	Series 2450, Class SW, IF, IO, 6.77%, 03/15/2032 (z)	3,002
39,818	Series 2455, Class GK, 6.50%, 05/15/2032	45,274
26,431	Series 2484, Class LZ, 6.50%, 07/15/2032	29,773
86,160	Series 2500, Class MC, 6.00%, 09/15/2032	97,172
1,420	Series 2527, Class BP, 5.00%, 11/15/2017	1,421
30,684	Series 2535, Class BK, 5.50%, 12/15/2022	32,408
1,034,280	Series 2543, Class YX, 6.00%, 12/15/2032	1,151,895
78,983	Series 2544, Class HC, 6.00%, 12/15/2032	89,252
435,575	Series 2574, Class PE, 5.50%, 02/15/2033	484,538
155,430	Series 2575, Class ME, 6.00%, 02/15/2033	173,887
34,918	Series 2578, Class PG, 5.00%, 02/15/2018	35,045
12,388	Series 2586, Class WI, IO, 6.50%, 03/15/2033	2,345
2,773	Series 2626, Class NS, IF, IO, 5.32%, 06/15/2023 (z)	36
25,286	Series 2638, Class DS, IF, 7.37%, 07/15/2023 (z)	27,021

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
64,535	Series 2647, Class A, 3.25%, 04/15/2032	65,819
37,952	Series 2651, Class VZ, 4.50%, 07/15/2018	38,150
14,456	Series 2656, Class BG, 5.00%, 10/15/2032	14,458
260,000	Series 2764, Class UG, 5.00%, 03/15/2034	287,627
49,938	Series 2827, Class DG, 4.50%, 07/15/2019	50,347
427,062	Series 2949, Class GE, 5.50%, 03/15/2035	472,489
445	Series 2989, Class PO, PO, 06/15/2023	443
300,000	Series 3047, Class OD, 5.50%, 10/15/2035	342,950
86,194	Series 3085, Class VS, HB, IF, 23.78%, 12/15/2035 (z)	143,860
29,542	Series 3117, Class EO, PO, 02/15/2036	25,976
29,426	Series 3260, Class CS, IF, IO, 4.91%, 01/15/2037 (z)	3,875
1,553,126	Series 3380, Class SI, IF, IO, 5.14%, 10/15/2037 (z)	265,853
35,991	Series 3385, Class SN, IF, IO, 4.77%, 11/15/2037 (z)	3,484
66,971	Series 3387, Class SA, IF, IO, 5.19%, 11/15/2037 (z)	8,907
352,449	Series 3423, Class PB, 5.50%, 03/15/2038	391,611
38,516	Series 3451, Class SA, IF, IO, 4.82%, 05/15/2038 (z)	5,201
238,531	Series 3455, Class SE, IF, IO, 4.97%, 06/15/2038 (z)	29,062
103,970	Series 3688, Class NI, IO, 5.00%, 04/15/2032	4,767
30,203	Series 3759, Class HI, IO, 4.00%, 08/15/2037	1,199
23,900	Series 3772, Class IO, IO, 3.50%, 09/15/2024	215
407,000	Series 3786, Class PD, 4.50%, 01/15/2041	450,831
	FHLMC STRIPS,
59,645	Series 233, Class 11, IO, 5.00%, 09/15/2035	12,173
63,617	Series 239, Class S30, IF, IO, 6.47%, 08/15/2036 (z)	12,152
317,906	Series 262, Class 35, 3.50%, 07/15/2042	328,434
304,096	Series 299, Class 300, 3.00%, 01/15/2043	301,739
	FHLMC Structured Pass-Through Securities Certificates,
10,988	Series T-41, Class 3A, 5.69%, 07/25/2032 (z)	11,906
77,545	Series T-54, Class 2A, 6.50%, 02/25/2043	91,102
34,017	Series T-54, Class 3A, 7.00%, 02/25/2043	39,696
163,030	Series T-56, Class APO, PO, 05/25/2043	143,205
18,044	Series T-58, Class APO, PO, 09/25/2043	15,044
127,522	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	113,630
	First Horizon Mortgage Pass-Through Trust,
102,711	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	103,228
61,549	Series 2005-AR1, Class 2A2, 3.16%, 04/25/2035 (z)	62,722
	FNMA REMIC,
27	Series 1988-16, Class B, 9.50%, 06/25/2018	27
932	Series 1989-83, Class H, 8.50%, 11/25/2019	979
223	Series 1990-1, Class D, 8.80%, 01/25/2020	234
1,228	Series 1990-10, Class L, 8.50%, 02/25/2020	1,297
114	Series 1990-93, Class G, 5.50%, 08/25/2020	118
6	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	49
317	Series 1990-143, Class J, 8.75%, 12/25/2020	340
9,775	Series 1992-101, Class J, 7.50%, 06/25/2022	10,669
2,522	Series 1992-143, Class MA, 5.50%, 09/25/2022	2,637
786,528	Series 1993-84, Class M, 7.50%, 06/25/2023	869,304
12,069	Series 1993-146, Class E, PO, 05/25/2023	11,503
31,126	Series 1993-155, Class PJ, 7.00%, 09/25/2023	34,226
944	Series 1993-165, Class SD, IF, 13.36%, 09/25/2023 (z)	1,120
4,706	Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	5,245
40,863	Series 1993-203, Class PL, 6.50%, 10/25/2023	45,305
4,120	Series 1993-205, Class H, PO, 09/25/2023	3,919
131,334	Series 1993-223, Class PZ, 6.50%, 12/25/2023	141,264
43,174	Series 1993-225, Class UB, 6.50%, 12/25/2023	47,080
1,252	Series 1993-230, Class FA, 1.84%, 12/25/2023 (z)	1,255
95,936	Series 1994-37, Class L, 6.50%, 03/25/2024	104,207

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
807,496	Series 1994-72, Class K, 6.00%, 04/25/2024	908,372
9,302	Series 1995-2, Class Z, 8.50%, 01/25/2025	9,838
48,433	Series 1995-19, Class Z, 6.50%, 11/25/2023	53,697
1,646	Series 1996-59, Class J, 6.50%, 08/25/2022	1,766
48,189	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	1,472
10,261	Series 1997-39, Class PD, 7.50%, 05/20/2027	11,802
17,367	Series 1997-46, Class PL, 6.00%, 07/18/2027	18,993
37,793	Series 1997-61, Class ZC, 7.00%, 02/25/2023	41,190
6,133	Series 1998-36, Class ZB, 6.00%, 07/18/2028	6,893
14,307	Series 1998-43, Class SA, IF, IO, 17.61%, 04/25/2023 (z)	4,631
21,264	Series 1998-46, Class GZ, 6.50%, 08/18/2028	23,576
42,201	Series 1998-58, Class PC, 6.50%, 10/25/2028	47,154
97,958	Series 1999-39, Class JH, IO, 6.50%, 08/25/2029	10,786
3,571	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	766
25,556	Series 2001-4, Class PC, 7.00%, 03/25/2021	26,742
33,721	Series 2001-30, Class PM, 7.00%, 07/25/2031	39,037
114,657	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	25,601
51,668	Series 2001-36, Class DE, 7.00%, 08/25/2031	58,920
5,035	Series 2001-44, Class PD, 7.00%, 09/25/2031	5,792
83,528	Series 2001-61, Class Z, 7.00%, 11/25/2031	96,991
9,333	Series 2002-1, Class HC, 6.50%, 02/25/2022	9,914
2,208	Series 2002-1, Class SA, HB, IF, 21.17%, 02/25/2032 (z)	3,855
111,306	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	5,716
72,708	Series 2002-15, Class PO, PO, 04/25/2032	66,464
38,518	Series 2002-28, Class PK, 6.50%, 05/25/2032	43,646
552	Series 2002-62, Class ZE, 5.50%, 11/25/2017	552
76,061	Series 2002-68, Class SH, IF, IO, 6.77%, 10/18/2032 (z)	16,669
7,700	Series 2002-77, Class S, IF, 12.22%, 12/25/2032 (z)	9,431
168,826	Series 2003-7, Class A1, 6.50%, 12/25/2042	191,663
182,849	Series 2003-22, Class UD, 4.00%, 04/25/2033	192,728
41,869	Series 2003-44, Class IU, IO, 7.00%, 06/25/2033	9,905
30,420	Series 2003-47, Class PE, 5.75%, 06/25/2033	34,173
6,494	Series 2003-64, Class SX, IF, 10.66%, 07/25/2033 (z)	7,846
3,744	Series 2003-66, Class PA, 3.50%, 02/25/2033	3,782
33,609	Series 2003-71, Class DS, IF, 5.82%, 08/25/2033 (z)	35,885
10,706	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	12,576
108,043	Series 2003-116, Class SB, IF, IO, 6.36%, 11/25/2033 (z)	21,075
505,453	Series 2003-128, Class DY, 4.50%, 01/25/2024	534,372
4,064	Series 2003-130, Class SX, IF, 9.66%, 01/25/2034 (z)	4,726
140,225	Series 2003-131, Class CH, 5.50%, 01/25/2034	157,642
12,664	Series 2003-132, Class OA, PO, 08/25/2033	11,999
45,937	Series 2004-4, Class QM, IF, 11.73%, 06/25/2033 (z)	51,335
14,387	Series 2004-10, Class SC, HB, IF, 23.65%, 02/25/2034 (z)	15,828
164,255	Series 2004-35, Class AZ, 4.50%, 05/25/2034	176,854
77,471	Series 2004-36, Class SA, IF, 16.12%, 05/25/2034 (z)	103,334
43,508	Series 2004-46, Class SK, IF, 13.10%, 05/25/2034 (z)	54,998
6,721	Series 2004-51, Class SY, IF, 11.77%, 07/25/2034 (z)	8,345
39,812	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	43,540
6,350	Series 2004-76, Class CL, 4.00%, 10/25/2019	6,386
451,989	Series 2004-79, Class ZE, 5.50%, 11/25/2034	531,833
687,847	Series 2004-91, Class HC, 6.00%, 12/25/2034	816,358
119,466	Series 2005-45, Class DC, IF, 19.77%, 06/25/2035 (z)	167,477

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,686	Series 2005-52, Class PA, 6.50%, 06/25/2035	3,755
129,978	Series 2005-68, Class BC, 5.25%, 06/25/2035	134,102
99,716	Series 2005-84, Class XM, 5.75%, 10/25/2035	110,162
85,029	Series 2005-110, Class MN, 5.50%, 06/25/2035	86,583
46,134	Series 2006-22, Class AO, PO, 04/25/2036	41,093
15,218	Series 2006-46, Class SW, IF, 19.66%, 06/25/2036 (z)	22,101
5,444	Series 2006-59, Class QO, PO, 01/25/2033	5,416
41,109	Series 2006-110, Class PO, PO, 11/25/2036	36,357
74,808	Series 2006-117, Class GS, IF, IO, 5.42%, 12/25/2036 (z)	10,513
42,337	Series 2007-7, Class SG, IF, IO, 5.26%, 08/25/2036 (z)	10,984
104,611	Series 2007-53, Class SH, IF, IO, 4.86%, 06/25/2037 (z)	16,381
125,227	Series 2007-88, Class VI, IF, IO, 5.30%, 09/25/2037 (z)	23,378
94,693	Series 2007-100, Class SM, IF, IO, 5.21%, 10/25/2037 (z)	14,775
87,515	Series 2008-1, Class BI, IF, IO, 4.67%, 02/25/2038 (z)	12,339
18,994	Series 2008-16, Class IS, IF, IO, 4.96%, 03/25/2038 (z)	2,475
112,852	Series 2008-46, Class HI, IO, 1.68%, 06/25/2038 (z)	6,019
33,857	Series 2008-53, Class CI, IF, IO, 5.96%, 07/25/2038 (z)	4,891
70,552	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	11,159
36,218	Series 2010-35, Class SB, IF, IO, 5.18%, 04/25/2040 (z)	5,466
287,167	Series 2010-80, Class PZ, 5.00%, 07/25/2040	336,235
580,000	Series 2010-102, Class PN, 5.00%, 09/25/2040	652,927
1,291,526	Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,335,444
271,093	Series 2013-128, Class PO, PO, 12/25/2043	223,224
219,956	Series 2016-38, Class NA, 3.00%, 01/25/2046	224,011
871	Series G92-42, Class Z, 7.00%, 07/25/2022	923
437	Series G92-44, Class ZQ, 8.00%, 07/25/2022	437
7,001	Series G92-54, Class ZQ, 7.50%, 09/25/2022	7,506
525	Series G92-59, Class F, 1.41%, 10/25/2022 (z)	531
1,785	Series G92-61, Class Z, 7.00%, 10/25/2022	1,935
4,241	Series G92-66, Class KA, 6.00%, 12/25/2022	4,499
20,057	Series G92-66, Class KB, 7.00%, 12/25/2022	21,915
5,434	Series G93-1, Class KA, 7.90%, 01/25/2023	5,989
5,862	Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	6,460
	FNMA REMIC Trust,
26,279	Series 1999-W1, Class PO, PO, 02/25/2029	22,903
113,881	Series 1999-W4, Class A9, 6.25%, 02/25/2029	123,332
265,633	Series 2002-W7, Class A4, 6.00%, 06/25/2029	292,085
238,478	Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	257,842
34,334	Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	39,094
	FNMA STRIPS,
6,139	Series 329, Class 1, PO, 01/25/2033	5,557
25,762	Series 365, Class 8, IO, 5.50%, 05/25/2036	5,652
23,403	FNMA Trust, Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	26,557
218,400	GMACM Mortgage Loan Trust, Series 2005-AR3, Class 3A4, 3.73%, 06/19/2035 (z)	215,202
	GNMA,
74,978	Series 1994-7, Class PQ, 6.50%, 10/16/2024	81,094
79,819	Series 2000-21, Class Z, 9.00%, 03/16/2030	92,038
1,152	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	166
200,967	Series 2000-36, Class PB, 7.50%, 11/16/2030	236,388
577,970	Series 2001-10, Class PE, 6.50%, 03/16/2031	634,876
83,058	Series 2001-22, Class PS, IF, 17.80%, 03/17/2031 (z)	113,705
50,712	Series 2001-36, Class S, IF, IO, 6.82%, 08/16/2031 (z)	14,191
3,093	Series 2003-24, Class PO, PO, 03/16/2033	2,793
6,666	Series 2002-24, Class SB, IF, 10.07%, 04/16/2032 (z)	7,947

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
22,981	Series 2004-28, Class S, IF, 16.27%, 04/16/2034 (z)	31,742
500,000	Series 2006-38, Class OH, 6.50%, 08/20/2036	597,991
101,047	Series 2007-45, Class QA, IF, IO, 5.40%, 07/20/2037 (z)	15,868
76,190	Series 2007-76, Class SA, IF, IO, 5.29%, 11/20/2037 (z)	12,716
67,088	Series 2008-2, Class MS, IF, IO, 5.93%, 01/16/2038 (z)	13,305
48,751	Series 2008-55, Class SA, IF, IO, 4.96%, 06/20/2038 (z)	7,144
30,361	Series 2009-6, Class SA, IF, IO, 4.87%, 02/16/2039 (z)	4,026
102,061	Series 2009-6, Class SH, IF, IO, 4.80%, 02/20/2039 (z)	14,401
74,080	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	16,814
55,324	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	14,704
146,223	Series 2009-22, Class SA, IF, IO, 5.03%, 04/20/2039 (z)	18,477
123,597	Series 2009-31, Class TS, IF, IO, 5.06%, 03/20/2039 (z)	12,685
126,472	Series 2009-64, Class SN, IF, IO, 4.87%, 07/16/2039 (z)	14,927
63,233	Series 2009-79, Class OK, PO, 11/16/2037	57,574
38,687	Series 2009-102, Class SM, IF, IO, 5.17%, 06/16/2039 (z)	2,318
261,923	Series 2009-106, Class ST, IF, IO, 4.76%, 02/20/2038 (z)	41,231
89,687	Series 2010-130, Class CP, 7.00%, 10/16/2040	103,548
160,504	Series 2011-75, Class SM, IF, IO, 5.36%, 05/20/2041 (z)	30,262
654,691	Series 2011-H19, Class FA, 1.70%, 08/20/2061 (z)	654,248
662,510	Series 2012-H23, Class SA, 1.76%, 10/20/2062 (z)	662,051
696,047	Series 2013-H08, Class FC, 1.68%, 02/20/2063 (z)	693,994
428,765	Series 2013-H09, Class HA, 1.65%, 04/20/2063	423,418
333,318	Series 2014-H17, Class FC, 1.73%, 07/20/2064 (z)	332,736
458,644	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	510,834
772,512	Series 2015-H16, Class FG, 1.67%, 07/20/2065 (z)	769,136
887,026	Series 2015-H30, Class FE, 1.83%, 11/20/2065 (z)	889,736
221,312	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	223,422
170,152	Series 2016-H26, Class FC, 2.23%, 12/20/2066 (z)	173,352
524,382	Series 2017-H14, Class FV, 1.73%, 06/20/2067 (z)	523,483
	GSR Mortgage Loan Trust,
52,316	Series 2004-6F, Class 1A2, 5.00%, 05/25/2034	52,890
171,226	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	182,109
69,947	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	71,620
390,000	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	388,394
42,270	Impac Secured Assets Trust, Series 2006-1, Class 2A1, 1.59%, 05/25/2036 (z)	40,168
50,564	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, 3.32%, 11/25/2033 (z)	51,427
31,335	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.29%, 04/21/2034 (z)	32,046
	MASTR Alternative Loan Trust,
69,485	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	71,657
101,659	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	105,665
119,749	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	116,895
12,804	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	10,613
23,088	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	23,402
18,705	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	18,760
	MASTR Asset Securitization Trust,
144,160	Series 2003-11, Class 9A6, 5.25%, 12/25/2033	145,664
1,679	Series 2003-12, Class 15PO, PO, 12/25/2018 (bb)	1,676
4,260	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	4,204
3,311	Series 2004-8, Class PO, PO, 08/25/2019 (bb)	3,208
11,435	Series 2004-10, Class 15PO, PO, 10/25/2019 (bb)	11,119
25,116	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	19,882
31,840	MortgageIT Trust, Series 2005-1, Class 1A1, 1.88%, 02/25/2035 (z)	30,894
36,770	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	35,952

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
246,435	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.00%, 05/25/2037 (bb)	60,236
	RALI Trust,
449	Series 2003-QS3, Class A2, IF, 13.78%, 02/25/2018 (z)	462
6,068	Series 2003-QS9, Class A3, IF, IO, 6.31%, 05/25/2018 (z) (bb)	112
14,870	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	14,873
4,514	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	4,525
1,681	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/2019	1,607
68,380	RFMSI Trust, Series 2005-SA4, Class 1A1, 3.54%, 09/25/2035 (z)	56,917
3,537	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	3,551
	Springleaf Mortgage Loan Trust,
37,153	Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	37,100
125,000	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	124,740
63,232	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	64,365
	Vendee Mortgage Trust,
35,169	Series 1994-1, Class 1, 5.36%, 02/15/2024 (z)	37,248
450,391	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	490,432
85,281	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	95,597
46,161	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	51,419
173,661	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	198,030
45,027	Series 1998-1, Class 2E, 7.00%, 03/15/2028	51,738
	WaMu Mortgage Pass-Through Certificates Trust,
11,237	Series 2003-AR8, Class A, 3.20%, 08/25/2033 (z)	11,365
48,441	Series 2003-AR9, Class 1A6, 3.30%, 09/25/2033 (z)	49,298
19,024	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	19,353
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
826,062	Series 2005-2, Class 1A4, IF, IO, 3.81%, 04/25/2035 (z) (bb)	109,012
286,278	Series 2005-2, Class 2A3, IF, IO, 3.76%, 04/25/2035 (z) (bb)	36,429
232,123	Series 2005-3, Class CX, IO, 5.50%, 05/25/2035 (bb)	46,022
207,641	Series 2005-4, Class CB7, 5.50%, 06/25/2035	195,655
7,944	Series 2005-4, Class DP, PO, 06/25/2020 (bb)	7,558
65,682	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	63,671
	Wells Fargo Mortgage-Backed Securities Trust,
13,644	Series 2003-K, Class 1A1, 3.09%, 11/25/2033 (z)	13,794
27,287	Series 2003-K, Class 1A2, 3.09%, 11/25/2033 (z)	27,700
80,328	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	82,181
33,573	Series 2004-EE, Class 3A1, 3.70%, 12/25/2034 (z)	34,800
144,894	Series 2005-AR3, Class 1A1, 3.40%, 03/25/2035 (z)	148,628
44,461	Series 2005-AR8, Class 2A1, 3.37%, 06/25/2035 (z)	45,431
42,634	Series 2005-AR16, Class 2A1, 3.18%, 02/25/2034 (z)	43,588

	Total Collateralized Mortgage Obligations (Cost $32,130,519)	33,415,791

Commercial Mortgage-Backed Securities — 3.9%
286,000	BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.84%, 09/27/2044 (e) (z)	281,308
300,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	306,934
323,427	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.74%, 12/11/2049 (e) (z) (bb)	26
85,634	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 01/12/2030 (e)	85,608
	Commercial Mortgage Trust,
125,000	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	126,143
200,000	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	210,180
156,000	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	163,862
100,000	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	95,692
	FHLMC, Multifamily Structured Pass-Through Certificates REMIC,
229,000	Series K038, Class A2, 3.39%, 03/25/2024	240,821
215,000	Series K065, Class A2, 3.24%, 04/25/2027	221,891

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
115,000	Series K065, Class AM, 3.33%, 05/25/2027	118,216
267,000	Series K066, Class A2, 3.12%, 06/25/2027	272,516
255,802	Series KF12, Class A, 1.93%, 09/25/2022 (z)	256,524
47,891	Series KJ02, Class A2, 2.60%, 09/25/2020	48,471
196,000	Series KJ09, Class A2, 2.84%, 09/25/2022	200,012
289,000	Series KJ11, Class A2, 2.93%, 01/25/2023	296,730
591,000	Series KJ14, Class A2, 2.81%, 09/25/2024	598,916
250,000	Series KPLB, Class A, 2.77%, 05/25/2025	250,973
	FNMA ACES,
1,000,000	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	1,054,318
1,000,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	1,008,013
389,000	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	393,913
288,637	Series 2015-M17, Class FA, 2.17%, 11/25/2022 (z)	288,769
500,000	Series 2016-M2, Class AV2, 2.15%, 01/25/2023	493,632
305,000	Series 2017-M5, Class A2, 3.30%, 04/25/2029	309,473
278,000	Series 2017-M7, Class A2, 2.96%, 02/25/2027 (z)	280,211
335,000	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	339,845
428,908	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	426,882
	FREMF Mortgage Trust,
220,000	Series 2014-K40, Class C, 4.21%, 11/25/2047 (e) (z) (bb)	218,983
640,000	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z) (bb)	644,473
500,000	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z) (bb)	500,505
180,000	Series 2016-K59, Class B, 3.70%, 11/25/2049 (e) (z) (bb)	174,933
110,000	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	111,924
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	121,997
389,869	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, 0.65%, 12/15/2043 (e) (z) (bb)	10
89,706	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	89,657
250,000	RAIT Trust, Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	250,335
31,396	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class A, 2.63%, 08/15/2032 (e) (z)	31,344
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	118,899
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063	108,342
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	208,688
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	116,518

	Total Commercial Mortgage-Backed Securities (Cost $10,919,201)	11,066,487

Corporate Bonds — 25.5%
	Consumer Discretionary — 1.9%
	Auto Components — 0.0% (g)
26,000	Lear Corp., 3.80%, 09/15/2027	25,890

	Automobiles — 0.5%
45,000	BMW US Capital LLC, (Germany), 2.25%, 09/15/2023 (e)	43,904
	Daimler Finance North America LLC, (Germany),
150,000	1.75%, 10/30/2019 (e)	148,725
150,000	1.88%, 01/11/2018 (e)	150,136
	Ford Motor Co.,
46,000	4.35%, 12/08/2026	47,801
240,000	7.45%, 07/16/2031	310,669
	General Motors Co.,
60,000	5.15%, 04/01/2038	61,489
240,000	6.60%, 04/01/2036	284,625
	Hyundai Capital America,
34,000	2.00%, 07/01/2019 (e)	33,684
65,000	2.40%, 10/30/2018 (e)	65,154
	Nissan Motor Acceptance Corp.,
29,000	1.90%, 09/14/2021 (e)	28,408
60,000	2.60%, 09/28/2022 (e)	60,035
50,000	2.80%, 01/13/2022 (e)	50,601

		1,285,231

	Diversified Consumer Services — 0.0% (g)
86,000	President & Fellows of Harvard College, 3.30%, 07/15/2056	82,264

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 0.1%
33,000	Darden Restaurants, Inc., 3.85%, 05/01/2027	33,616
60,000	McDonald’s Corp., 4.70%, 12/09/2035	66,115
28,000	Starbucks Corp., 2.70%, 06/15/2022	28,485

		128,216

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
66,000	3.80%, 12/05/2024	70,515
80,000	3.88%, 08/22/2037 (e)	80,834
100,000	4.25%, 08/22/2057 (e)	102,534
65,000	4.80%, 12/05/2034	73,595
100,000	Priceline Group, Inc. (The), 3.55%, 03/15/2028	100,029

		427,507

	Leisure Products — 0.0% (g)
47,000	Hasbro, Inc., 3.50%, 09/15/2027	46,435

	Media — 1.0%
	21st Century Fox America, Inc.,
50,000	6.65%, 11/15/2037	65,728
50,000	7.25%, 05/18/2018	51,639
150,000	7.30%, 04/30/2028	192,160
	CBS Corp.,
99,000	3.70%, 08/15/2024	101,637
42,000	4.00%, 01/15/2026	43,381
194,000	Charter Communications Operating LLC, 4.91%, 07/23/2025	207,319
75,000	Comcast Cable Holdings LLC, 10.13%, 04/15/2022	95,464
	Comcast Corp.,
89,000	4.20%, 08/15/2034	94,571
167,000	4.25%, 01/15/2033	179,503
130,000	6.45%, 03/15/2037	173,731
35,000	6.50%, 11/15/2035	46,713
	Cox Communications, Inc.,
67,000	3.35%, 09/15/2026 (e)	65,537
39,000	4.60%, 08/15/2047 (e)	38,768
	Discovery Communications LLC,
42,000	3.95%, 03/20/2028	41,884
78,000	4.38%, 06/15/2021	82,353
30,000	6.35%, 06/01/2040	34,704
100,000	Historic TW, Inc., 9.15%, 02/01/2023	128,889
75,000	NBCUniversal Media LLC, 5.95%, 04/01/2041	97,133
	Time Warner Cable LLC,
100,000	5.50%, 09/01/2041	103,782
50,000	6.55%, 05/01/2037	58,702
50,000	6.75%, 07/01/2018	51,774
50,000	7.30%, 07/01/2038	62,733
175,000	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	237,787
	Time Warner, Inc.,
200,000	3.55%, 06/01/2024	203,393
35,000	4.75%, 03/29/2021	37,677
75,000	6.20%, 03/15/2040	88,241
7,000	6.25%, 03/29/2041	8,382
	Viacom, Inc.,
22,000	3.25%, 03/15/2023	21,649
58,000	3.88%, 04/01/2024	58,059
16,000	4.85%, 12/15/2034	15,072
70,000	6.88%, 04/30/2036	77,179
	Walt Disney Co. (The),
31,000	1.85%, 07/30/2026	28,503
50,000	2.95%, 06/15/2027	49,865
14,000	3.00%, 07/30/2046	12,157

		2,856,069

	Multiline Retail — 0.0% (g)
30,000	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	31,774

	Specialty Retail — 0.1%
41,000	AutoZone, Inc., 3.75%, 06/01/2027	41,364
	Home Depot, Inc. (The),
21,000	2.13%, 09/15/2026	19,712
37,000	3.00%, 04/01/2026	37,114
13,000	3.50%, 09/15/2056	11,979
34,000	4.20%, 04/01/2043	36,306
72,000	Lowe’s Cos., Inc., 3.38%, 09/15/2025	74,135
	O’Reilly Automotive, Inc.,
80,000	3.55%, 03/15/2026	80,156
49,000	3.60%, 09/01/2027	48,946

		349,712

	Total Consumer Discretionary	5,233,098

	Consumer Staples — 1.1%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
23,000	1.90%, 02/01/2019	23,057
234,000	3.30%, 02/01/2023	242,528
380,000	3.65%, 02/01/2026	392,968
241,000	4.70%, 02/01/2036	266,773
131,000	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	140,181
38,000	Brown-Forman Corp., 4.50%, 07/15/2045	40,895
25,000	Constellation Brands, Inc., 4.25%, 05/01/2023	26,788

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
95,000	Diageo Capital plc, (United Kingdom), 5.75%, 10/23/2017	95,226
20,000	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	20,095
53,000	Molson Coors Brewing Co., 3.00%, 07/15/2026	51,524
	PepsiCo, Inc.,
70,000	3.45%, 10/06/2046	66,561
107,000	4.45%, 04/14/2046	118,601

		1,485,197

	Food & Staples Retailing — 0.2%
21,000	Costco Wholesale Corp., 2.75%, 05/18/2024	21,040
	CVS Health Corp.,
102,000	2.13%, 06/01/2021	100,931
62,000	2.88%, 06/01/2026	59,872
116,000	4.00%, 12/05/2023	122,955
16,000	5.30%, 12/05/2043	18,695
	Kroger Co. (The),
67,000	4.00%, 02/01/2024	69,456
18,000	5.40%, 07/15/2040	19,053
100,000	6.90%, 04/15/2038	124,839
50,000	Walgreen Co., 4.40%, 09/15/2042	50,291
	Walgreens Boots Alliance, Inc.,
47,000	3.80%, 11/18/2024	48,549
23,000	4.50%, 11/18/2034	23,965

		659,646

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
28,000	3.25%, 08/15/2026	26,969
59,000	3.75%, 09/25/2027	58,878
	Kraft Heinz Foods Co.,
20,000	3.50%, 06/06/2022	20,734
15,000	3.95%, 07/15/2025	15,444
100,000	5.00%, 07/15/2035	108,897
31,000	5.38%, 02/10/2020	33,247
122,000	6.13%, 08/23/2018	126,692
30,000	6.75%, 03/15/2032	38,161
133,000	6.88%, 01/26/2039	170,790
54,000	McCormick & Co., Inc., 3.15%, 08/15/2024	54,428
27,000	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	29,139
23,000	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	23,768
	Tyson Foods, Inc.,
49,000	3.95%, 08/15/2024	51,529
100,000	4.88%, 08/15/2034	110,418

		869,094

	Household Products — 0.1%
37,277	Procter & Gamble—Esop, Series A, 9.36%, 01/01/2021	42,114
80,000	Procter & Gamble Co. (The), 2.85%, 08/11/2027	79,662

		121,776

	Tobacco — 0.0% (g)
75,000	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	76,402

	Total Consumer Staples	3,212,115

	Energy — 2.6%
	Energy Equipment & Services — 0.1%
40,000	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	46,237
	Halliburton Co.,
54,000	3.50%, 08/01/2023	55,657
77,000	4.85%, 11/15/2035	83,439
60,000	6.70%, 09/15/2038	76,451
	Nabors Industries, Inc.,
15,000	4.63%, 09/15/2021	14,715
15,000	5.00%, 09/15/2020	15,300
60,000	Schlumberger Holdings Corp., 3.63%, 12/21/2022 (e)	62,404

		354,203

	Oil, Gas & Consumable Fuels — 2.5%
	Apache Corp.,
50,000	6.00%, 01/15/2037	58,479
50,000	6.90%, 09/15/2018	52,354
73,000	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	75,072
	Boardwalk Pipelines LP,
22,000	4.45%, 07/15/2027	22,391
118,000	4.95%, 12/15/2024	125,545
16,000	5.95%, 06/01/2026	17,891
	BP Capital Markets plc, (United Kingdom),
35,000	3.02%, 01/16/2027	34,433
221,000	3.22%, 04/14/2024	225,839
15,000	3.51%, 03/17/2025	15,477
50,000	3.59%, 04/14/2027	51,415
140,000	3.72%, 11/28/2028	144,188
150,000	3.81%, 02/10/2024	157,937
	Buckeye Partners LP,
32,000	3.95%, 12/01/2026	31,556
30,000	4.35%, 10/15/2024	30,884
15,000	4.88%, 02/01/2021	15,920
100,000	5.85%, 11/15/2043	108,571
	Canadian Natural Resources Ltd., (Canada),
65,000	3.90%, 02/01/2025	66,606

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
50,000	5.85%, 02/01/2035	56,582
100,000	5.90%, 02/01/2018	101,433
	Cenovus Energy, Inc., (Canada),
13,000	3.00%, 08/15/2022	12,783
23,000	4.45%, 09/15/2042	20,144
158,000	6.75%, 11/15/2039	181,807
	Chevron Corp.,
20,000	2.36%, 12/05/2022	20,030
150,000	2.41%, 03/03/2022	150,944
200,000	2.57%, 05/16/2023	201,140
200,000	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	212,620
	Concho Resources, Inc.,
51,000	3.75%, 10/01/2027	51,239
	ConocoPhillips Co.,
145,000	4.20%, 03/15/2021	154,518
43,000	4.95%, 03/15/2026	48,453
	Devon Energy Corp.,
47,000	3.25%, 05/15/2022	47,543
21,000	5.60%, 07/15/2041	22,971
	Ecopetrol SA, (Colombia),
33,000	4.13%, 01/16/2025	33,000
39,000	5.38%, 06/26/2026	41,484
28,000	5.88%, 09/18/2023	31,136
	Enbridge, Inc., (Canada),
27,000	3.70%, 07/15/2027	27,310
75,000	5.50%, 12/01/2046	86,105
	Encana Corp., (Canada),
30,000	6.50%, 08/15/2034	35,092
80,000	7.20%, 11/01/2031	97,963
	Energy Transfer LP,
9,000	3.60%, 02/01/2023	9,150
45,000	4.05%, 03/15/2025	45,608
32,000	4.75%, 01/15/2026	33,671
68,000	4.90%, 02/01/2024	72,104
141,000	5.00%, 10/01/2022	152,250
100,000	6.05%, 06/01/2041	107,974
17,000	6.50%, 02/01/2042	19,225
50,000	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	62,653
	EnLink Midstream Partners LP,
22,000	4.15%, 06/01/2025	22,206
65,000	5.05%, 04/01/2045	62,589
	Enterprise Products Operating LLC,
38,000	3.70%, 02/15/2026	39,013
25,000	3.75%, 02/15/2025	25,902
25,000	3.90%, 02/15/2024	26,202
6,000	4.95%, 10/15/2054	6,353
16,000	5.10%, 02/15/2045	17,818
170,000	7.55%, 04/15/2038	234,540
86,000	Series D, 6.88%, 03/01/2033	108,491
15,000	EOG Resources, Inc., 2.63%, 03/15/2023	14,883
60,000	EQT Corp., 3.90%, 10/01/2027	59,984
61,000	Exxon Mobil Corp., 3.04%, 03/01/2026	62,142
	Hess Corp.,
30,000	7.13%, 03/15/2033	34,936
100,000	7.30%, 08/15/2031	116,947
120,000	Kerr-McGee Corp., 7.88%, 09/15/2031	152,492
	Magellan Midstream Partners LP,
14,000	3.20%, 03/15/2025	13,760
27,000	4.20%, 12/01/2042	25,559
70,000	6.40%, 05/01/2037	85,548
29,000	Marathon Petroleum Corp., 3.63%, 09/15/2024	29,523
140,000	MPLX LP, 4.88%, 12/01/2024	150,870
	Noble Energy, Inc.,
15,000	5.63%, 05/01/2021	15,450
114,000	6.00%, 03/01/2041	130,146
	Occidental Petroleum Corp.,
55,000	3.00%, 02/15/2027	54,125
45,000	3.50%, 06/15/2025	46,039
	ONEOK Partners LP,
25,000	3.20%, 09/15/2018	25,299
8,000	3.38%, 10/01/2022	8,081
100,000	4.90%, 03/15/2025	106,912
17,000	5.00%, 09/15/2023	18,352
15,000	6.65%, 10/01/2036	18,120
40,000	8.63%, 03/01/2019	43,431
105,000	Petro-Canada, (Canada), 6.80%, 05/15/2038	140,508
	Petroleos Mexicanos, (Mexico),
100,000	4.63%, 09/21/2023	103,110
20,000	4.88%, 01/18/2024	20,740
11,000	5.50%, 06/27/2044	10,230
42,000	6.38%, 01/23/2045	42,798
111,000	6.50%, 03/13/2027 (e)	123,014
50,000	6.63%, 06/15/2035	53,875
110,000	6.75%, 09/21/2047	117,084
26,000	6.88%, 08/04/2026	29,572
37,000	Phillips 66 Partners LP, 4.90%, 10/01/2046	37,012
	Plains All American Pipeline LP,
50,000	3.60%, 11/01/2024	48,829
15,000	3.65%, 06/01/2022	15,075
50,000	4.30%, 01/31/2043	42,897

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
130,000	4.65%, 10/15/2025	133,830
	Spectra Energy Partners LP,
34,000	2.95%, 09/25/2018	34,347
19,000	3.50%, 03/15/2025	19,120
7,000	4.50%, 03/15/2045	7,047
25,000	5.95%, 09/25/2043	29,814
	Statoil ASA, (Norway),
50,000	1.15%, 05/15/2018	49,899
143,000	2.65%, 01/15/2024	141,530
23,000	3.25%, 11/10/2024	23,627
60,000	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	72,236
	Sunoco Logistics Partners Operations LP,
24,000	3.90%, 07/15/2026	23,800
13,000	4.25%, 04/01/2024	13,410
53,000	5.35%, 05/15/2045	52,937
60,000	6.10%, 02/15/2042	64,392
26,000	TC PipeLines LP, 3.90%, 05/25/2027	26,032
	Total Capital International SA, (France),
50,000	2.75%, 06/19/2021	51,082
25,000	3.70%, 01/15/2024	26,400
	TransCanada PipeLines Ltd., (Canada),
70,000	6.20%, 10/15/2037	90,682
50,000	6.50%, 08/15/2018	52,033
50,000	7.13%, 01/15/2019	53,275
20,000	Valero Energy Corp., 7.50%, 04/15/2032	26,317
	Western Gas Partners LP,
29,000	4.65%, 07/01/2026	30,384
26,000	5.45%, 04/01/2044	27,474
25,000	Williams Partners LP, 3.90%, 01/15/2025	25,542

		6,987,157

	Total Energy	7,341,360

	Financials — 9.9%
	Banks — 4.3%
200,000	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	212,338
	Bank of America Corp.,
100,000	2.00%, 01/11/2018	100,110
250,000	3.30%, 01/11/2023	256,029
114,000	3.50%, 04/19/2026	115,878
260,000	(USD 3 Month LIBOR + 1.51%), 3.71%, 04/24/2028 (aa)	265,390
388,000	3.88%, 08/01/2025	406,289
114,000	4.00%, 01/22/2025	117,926
69,000	4.45%, 03/03/2026	72,812
295,000	5.65%, 05/01/2018	301,733
245,000	5.75%, 12/01/2017	246,685
90,000	6.88%, 04/25/2018	92,590
25,000	7.63%, 06/01/2019	27,280
92,000	Series L, 3.95%, 04/21/2025	94,726
65,000	Bank of Montreal, (Canada), 1.50%, 07/18/2019	64,581
	Bank of Nova Scotia (The), (Canada),
100,000	1.45%, 04/25/2018	99,966
100,000	1.70%, 06/11/2018	100,081
200,000	2.45%, 09/19/2022	199,012
150,000	Barclays Bank plc, (United Kingdom), 6.05%, 12/04/2017 (e)	151,052
200,000	Barclays plc, (United Kingdom), 3.65%, 03/16/2025	200,419
50,000	BB&T Corp., 5.25%, 11/01/2019	53,264
250,000	BNZ International Funding Ltd., (New Zealand), 2.90%, 02/21/2022 (e)	251,707
200,000	Canadian Imperial Bank of Commerce, (Canada), 1.60%, 09/06/2019	198,831
	Citigroup, Inc.,
100,000	1.70%, 04/27/2018	99,990
40,000	1.75%, 05/01/2018	40,011
137,000	2.15%, 07/30/2018	137,390
23,000	2.35%, 08/02/2021	22,874
50,000	2.40%, 02/18/2020	50,336
200,000	2.75%, 04/25/2022	200,475
100,000	2.90%, 12/08/2021	101,206
75,000	3.40%, 05/01/2026	75,132
100,000	(USD 3 Month LIBOR + 1.39%), 3.67%, 07/24/2028 (aa)	100,743
50,000	4.30%, 11/20/2026	52,058
20,000	4.40%, 06/10/2025	21,097
210,000	4.45%, 09/29/2027	222,076
49,000	4.65%, 07/30/2045	54,214
50,000	4.75%, 05/18/2046	54,325
58,000	5.50%, 09/13/2025	65,074
56,000	8.13%, 07/15/2039	88,535
24,000	Citizens Financial Group, Inc., 2.38%, 07/28/2021	23,842
10,000	Comerica, Inc., 3.80%, 07/22/2026	10,125
200,000	Commonwealth Bank of Australia, (Australia), 2.00%, 09/06/2021 (e)	196,529
250,000	Cooperatieve Rabobank UA, (Netherlands), 4.38%, 08/04/2025	262,431
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250,000	3.75%, 03/26/2025	254,567
350,000	3.80%, 06/09/2023	362,179
200,000	Danske Bank A/S, (Denmark), 2.00%, 09/08/2021 (e)	196,910

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
83,000	Fifth Third Bancorp, 2.88%, 07/27/2020	84,561
350,000	Glitnir HoldCo ehf, (Iceland), 0.00%, 10/15/2008 (d) (e) (bb)	—
	HSBC Holdings plc, (United Kingdom),
400,000	2.65%, 01/05/2022	400,787
229,000	3.60%, 05/25/2023	238,226
200,000	4.38%, 11/23/2026	208,511
	Huntington Bancshares, Inc.,
88,000	2.30%, 01/14/2022	87,134
73,000	3.15%, 03/14/2021	74,830
200,000	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	208,514
56,000	KeyCorp, 2.90%, 09/15/2020	57,205
	Lloyds Banking Group plc, (United Kingdom),
200,000	3.75%, 01/11/2027	203,403
200,000	4.58%, 12/10/2025	210,364
	Mitsubishi UFJ Financial Group, Inc., (Japan),
80,000	2.67%, 07/25/2022	79,875
38,000	3.00%, 02/22/2022	38,512
9,000	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	9,015
200,000	Nordea Bank AB, (Sweden), 1.63%, 09/30/2019 (e)	198,746
	PNC Financial Services Group, Inc. (The),
13,000	4.38%, 08/11/2020	13,825
150,000	5.13%, 02/08/2020	160,545
12,000	6.70%, 06/10/2019	12,945
54,000	Regions Financial Corp., 3.20%, 02/08/2021	55,172
	Royal Bank of Canada, (Canada),
50,000	1.88%, 02/05/2020	49,876
50,000	2.00%, 10/01/2018	50,153
66,000	2.75%, 02/01/2022	67,107
30,000	4.65%, 01/27/2026	32,109
69,000	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	70,216
87,000	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	87,782
200,000	Standard Chartered plc, (United Kingdom), 4.05%, 04/12/2026 (e)	205,274
	Sumitomo Mitsui Financial Group, Inc., (Japan),
49,000	2.06%, 07/14/2021	48,173
45,000	2.44%, 10/19/2021	44,764
130,000	2.85%, 01/11/2022	131,177
25,000	3.01%, 10/19/2026	24,413
200,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.05%, 10/18/2019 (e)	199,661
91,000	SunTrust Banks, Inc., 2.70%, 01/27/2022	91,702
	Toronto-Dominion Bank (The), (Canada),
229,000	1.75%, 07/23/2018	229,163
47,000	(5-Year Swap Rate + 2.21%), 3.62%, 09/15/2031 (aa)	46,773
200,000	UBS Group Funding Switzerland AG, (Switzerland), 4.13%, 09/24/2025 (e)	210,305
	US Bancorp,
100,000	7.50%, 06/01/2026	129,502
100,000	Series V, 2.38%, 07/22/2026	94,998
50,000	Wachovia Corp., 5.75%, 02/01/2018	50,691
	Wells Fargo & Co.,
200,000	3.00%, 02/19/2025	198,520
84,000	3.00%, 04/22/2026	82,475
245,000	3.07%, 01/24/2023	249,130
80,000	3.30%, 09/09/2024	81,277
24,000	4.10%, 06/03/2026	24,936
7,000	4.30%, 07/22/2027	7,402
284,000	5.61%, 01/15/2044	343,581
250,000	Wells Fargo Bank NA, 6.00%, 11/15/2017	251,325
	Westpac Banking Corp., (Australia),
40,000	3.35%, 03/08/2027	40,662
100,000	(5-Year Swap Rate + 2.24%), 4.32%, 11/23/2031 (aa)	102,699
121,000	4.88%, 11/19/2019	128,350

		12,037,184

	Capital Markets — 2.3%
63,000	Ameriprise Financial, Inc., 2.88%, 09/15/2026	61,451
	Bank of New York Mellon Corp. (The),
100,000	3.00%, 10/30/2028	97,007
100,000	3.25%, 09/11/2024	102,208
55,000	4.60%, 01/15/2020	58,171
83,000	Series 0012, 3.65%, 02/04/2024	86,863
	BlackRock, Inc.,
65,000	4.25%, 05/24/2021	69,885
65,000	Series 2, 5.00%, 12/10/2019	69,344
	Blackstone Holdings Finance Co. LLC,
21,000	4.45%, 07/15/2045 (e)	21,553
100,000	5.88%, 03/15/2021 (e)	111,241
22,000	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	22,146
100,000	Charles Schwab Corp. (The), 3.20%, 03/02/2027	100,556
	CME Group, Inc.,
97,000	3.00%, 03/15/2025	98,514
16,000	5.30%, 09/15/2043	20,130

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
49,000	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	49,544
	Deutsche Bank AG, (Germany),
77,000	3.13%, 01/13/2021	77,796
300,000	4.25%, 10/14/2021	314,326
18,000	E*TRADE Financial Corp., 3.80%, 08/24/2027	18,207
	Goldman Sachs Group, Inc. (The),
355,000	2.35%, 11/15/2021	352,241
36,000	2.60%, 04/23/2020	36,319
113,000	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	113,047
288,000	(USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023 (aa)	287,686
137,000	(USD 3 Month LIBOR + 1.20%), 3.27%, 09/29/2025 (aa)	137,072
100,000	3.50%, 01/23/2025	101,421
142,000	3.50%, 11/16/2026	142,373
209,000	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	210,744
10,000	3.75%, 05/22/2025	10,278
45,000	3.85%, 01/26/2027	45,965
105,000	4.25%, 10/21/2025	109,427
206,000	5.38%, 03/15/2020	221,221
120,000	5.95%, 01/18/2018	121,521
80,000	6.75%, 10/01/2037	105,496
125,000	7.50%, 02/15/2019	134,240
	Intercontinental Exchange, Inc.,
23,000	2.50%, 10/15/2018	23,177
59,000	4.00%, 10/15/2023	63,283
	Invesco Finance plc,
36,000	3.75%, 01/15/2026	37,483
29,000	4.00%, 01/30/2024	30,770
	Jefferies Group LLC,
110,000	6.45%, 06/08/2027	127,316
100,000	6.88%, 04/15/2021	112,983
	Macquarie Bank Ltd., (Australia),
285,000	1.60%, 10/27/2017 (e)	285,038
100,000	2.85%, 07/29/2020 (e)	101,322
100,000	4.00%, 07/29/2025 (e)	104,921
	Morgan Stanley,
170,000	2.63%, 11/17/2021	170,507
25,000	2.65%, 01/27/2020	25,283
100,000	2.75%, 05/19/2022	100,377
222,000	(USD 3 Month LIBOR + 1.34%), 3.59%, 07/22/2028 (aa)	222,298
69,000	3.70%, 10/23/2024	71,458
142,000	3.75%, 02/25/2023	148,227
141,000	3.88%, 01/27/2026	146,329
198,000	4.00%, 07/23/2025	208,669
100,000	4.10%, 05/22/2023	104,527
20,000	4.35%, 09/08/2026	20,930
70,000	5.00%, 11/24/2025	76,691
35,000	5.50%, 07/28/2021	38,814
200,000	5.63%, 09/23/2019	213,585
130,000	6.63%, 04/01/2018	133,176
65,000	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	71,457
29,000	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	28,998
	State Street Corp.,
24,000	3.10%, 05/15/2023	24,410
147,000	3.55%, 08/18/2025	153,929
77,000	3.70%, 11/20/2023	82,162
17,000	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	17,345
	Thomson Reuters Corp., (Canada),
25,000	3.85%, 09/29/2024	26,023
84,000	3.95%, 09/30/2021	87,693

		6,567,174

	Consumer Finance — 1.2%
150,000	AerCap Ireland Capital DAC, (Netherlands), 3.65%, 07/21/2027	149,377
50,000	American Express Co., 7.00%, 03/19/2018	51,232
	American Express Credit Corp.,
130,000	1.80%, 07/31/2018	130,134
73,000	2.25%, 05/05/2021	72,877
105,000	2.70%, 03/03/2022	106,220
	American Honda Finance Corp.,
200,000	1.60%, 02/16/2018 (e)	200,021
33,000	2.25%, 08/15/2019	33,258
17,000	2.30%, 09/09/2026	16,074
	Capital One Financial Corp.,
130,000	3.75%, 04/24/2024	134,208
196,000	3.75%, 07/28/2026	194,027
186,000	4.20%, 10/29/2025	191,065
	Caterpillar Financial Services Corp.,
175,000	1.93%, 10/01/2021	172,737
50,000	7.15%, 02/15/2019	53,594
	Ford Motor Credit Co. LLC,
200,000	3.34%, 03/28/2022	203,181
200,000	3.81%, 01/09/2024	203,897
	General Motors Financial Co., Inc.,
75,000	3.45%, 01/14/2022	76,540

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
114,000	3.45%, 04/10/2022	115,842
68,000	3.70%, 05/09/2023	69,274
120,000	3.95%, 04/13/2024	122,858
20,000	4.00%, 01/15/2025	20,391
84,000	4.00%, 10/06/2026	84,119
35,000	4.30%, 07/13/2025	36,124
57,000	4.35%, 01/17/2027	58,550
50,000	HSBC Finance Corp., 7.35%, 11/27/2032	65,184
	HSBC USA, Inc.,
100,000	1.63%, 01/16/2018	100,037
135,000	2.35%, 03/05/2020	135,842
	John Deere Capital Corp.,
39,000	1.20%, 10/10/2017	38,999
44,000	1.60%, 07/13/2018	44,027
42,000	3.15%, 10/15/2021	43,389
82,000	3.35%, 06/12/2024	84,708
251,000	Synchrony Financial, 3.70%, 08/04/2026	245,728
	Toyota Motor Credit Corp.,
100,000	2.13%, 07/18/2019	100,688
60,000	2.80%, 07/13/2022	61,168

		3,415,370

	Diversified Financial Services — 0.8%
100,000	AIG Global Funding, 1.90%, 10/06/2021 (e)	97,627
200,000	CK Hutchison International 16 Ltd., (Hong Kong), 1.88%, 10/03/2021 (e)	194,775
	GE Capital International Funding Co. Unlimited Co.,
251,000	2.34%, 11/15/2020	253,380
200,000	4.42%, 11/15/2035	218,002
	GTP Acquisition Partners I LLC,
58,000	2.35%, 06/15/2020 (e)	57,907
67,000	3.48%, 06/16/2025 (e)	66,780
200,000	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	198,306
	National Rural Utilities Cooperative Finance Corp.,
44,000	2.95%, 02/07/2024	44,397
50,000	10.38%, 11/01/2018	54,533
40,000	ORIX Corp., (Japan), 2.90%, 07/18/2022	40,140
180,000	Protective Life Global Funding, 2.00%, 09/14/2021 (e)	175,367
	Shell International Finance BV, (Netherlands),
70,000	2.13%, 05/11/2020	70,528
161,000	2.88%, 05/10/2026	159,703
97,000	3.75%, 09/12/2046	95,214
155,000	4.00%, 05/10/2046	156,667
107,000	4.13%, 05/11/2035	112,941
250,000	Siemens Financieringsmaatschappij NV, (Germany), 3.30%, 09/15/2046 (e)	230,288
20,000	Voya Financial, Inc., 3.65%, 06/15/2026	20,040

		2,246,595

	Insurance — 1.2%
31,000	Allstate Corp. (The), 3.15%, 06/15/2023	31,740
	American International Group, Inc.,
24,000	3.75%, 07/10/2025	24,776
50,000	3.88%, 01/15/2035	48,940
59,000	4.13%, 02/15/2024	62,636
90,000	4.70%, 07/10/2035	96,572
18,000	Aon Corp., 6.25%, 09/30/2040	23,061
46,000	Aon plc, 3.88%, 12/15/2025	48,394
57,000	Arch Capital Finance LLC, 5.03%, 12/15/2046	63,466
	Athene Global Funding,
106,000	2.75%, 04/20/2020 (e)	106,823
44,000	4.00%, 01/25/2022 (e)	45,796
	Berkshire Hathaway Finance Corp.,
62,000	4.30%, 05/15/2043	67,504
50,000	5.40%, 05/15/2018	51,182
100,000	5.75%, 01/15/2040	129,015
150,000	Brighthouse Financial, Inc., 3.70%, 06/22/2027 (e)	147,217
	Chubb INA Holdings, Inc.,
120,000	2.70%, 03/13/2023	120,900
42,000	2.88%, 11/03/2022	42,763
	CNA Financial Corp.,
44,000	3.95%, 05/15/2024	45,848
32,000	4.50%, 03/01/2026	34,178
200,000	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (USD 3 Month LIBOR + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	198,000
75,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	77,005
21,000	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	22,429
	Jackson National Life Global Funding,
97,000	1.88%, 10/15/2018 (e)	97,213
104,000	3.05%, 04/29/2026 (e)	102,205
	Liberty Mutual Group, Inc.,
27,000	4.95%, 05/01/2022 (e)	29,475
50,000	6.50%, 03/15/2035 (e)	62,085
	Lincoln National Corp.,
50,000	4.00%, 09/01/2023	52,761
20,000	4.20%, 03/15/2022	21,141

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
100,000	Manulife Financial Corp., (Canada), (5-Year Swap Rate + 1.65%), 4.06%, 02/24/2032 (aa)	101,193
	Marsh & McLennan Cos., Inc.,
24,000	2.75%, 01/30/2022	24,227
25,000	3.30%, 03/14/2023	25,849
19,000	Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/2039 (e)	30,802
	MetLife, Inc.,
87,000	3.60%, 11/13/2025	90,424
28,000	4.13%, 08/13/2042	28,823
	Metropolitan Life Global Funding I,
100,000	1.50%, 01/10/2018 (e)	100,002
175,000	2.30%, 04/10/2019 (e)	176,204
100,000	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	165,831
	New York Life Global Funding,
29,000	2.00%, 04/13/2021 (e)	28,825
65,000	2.35%, 07/14/2026 (e)	62,043
50,000	Pacific Life Insurance Co., 9.25%, 06/15/2039 (e)	82,085
30,000	Principal Financial Group, Inc., 3.13%, 05/15/2023	30,497
100,000	Principal Life Global Funding II, 2.15%, 01/10/2020 (e)	100,059
60,000	Progressive Corp. (The), 2.45%, 01/15/2027	57,032
50,000	Prudential Financial, Inc., 5.40%, 06/13/2035	58,410
150,000	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	196,659
100,000	Reliance Standard Life Global Funding II, 2.50%, 01/15/2020 (e)	100,445
50,000	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	51,643
25,000	Travelers Cos., Inc. (The), 5.80%, 05/15/2018	25,655

		3,389,833

	Thrifts & Mortgage Finance — 0.1%
200,000	BPCE SA, (France), 4.63%, 07/11/2024 (e)	209,026

	Total Financials	27,865,182

	Health Care — 1.3%
	Biotechnology — 0.5%
	AbbVie, Inc.,
45,000	2.00%, 11/06/2018	45,146
22,000	2.85%, 05/14/2023	22,164
30,000	3.20%, 11/06/2022	30,752
134,000	3.60%, 05/14/2025	138,880
200,000	4.30%, 05/14/2036	209,874
169,000	4.50%, 05/14/2035	181,781
	Amgen, Inc.,
25,000	3.63%, 05/15/2022	26,087
209,000	4.66%, 06/15/2051	229,087
40,000	5.70%, 02/01/2019	42,013
	Baxalta, Inc.,
22,000	3.60%, 06/23/2022	22,789
8,000	5.25%, 06/23/2045	9,215
79,000	Biogen, Inc., 2.90%, 09/15/2020	80,997
	Celgene Corp.,
49,000	3.25%, 08/15/2022	50,555
41,000	3.63%, 05/15/2024	42,700
53,000	5.70%, 10/15/2040	62,844
	Gilead Sciences, Inc.,
28,000	2.50%, 09/01/2023	27,708
40,000	3.50%, 02/01/2025	41,642
29,000	3.65%, 03/01/2026	30,270
36,000	3.70%, 04/01/2024	38,009
29,000	4.00%, 09/01/2036	30,046
130,000	4.60%, 09/01/2035	143,462

		1,506,021

	Health Care Equipment & Supplies — 0.0% (g)
90,000	Abbott Laboratories, 3.88%, 09/15/2025	92,983

	Health Care Providers & Services — 0.4%
30,000	Aetna, Inc., 2.80%, 06/15/2023	30,151
	Anthem, Inc.,
47,000	2.30%, 07/15/2018	47,203
18,000	3.30%, 01/15/2023	18,534
18,000	4.65%, 01/15/2043	19,416
65,000	4.65%, 08/15/2044	70,871
	Cardinal Health, Inc.,
23,000	2.40%, 11/15/2019	23,178
50,000	3.41%, 06/15/2027	50,149
28,000	3.75%, 09/15/2025	28,981
	Express Scripts Holding Co.,
48,000	3.50%, 06/15/2024	48,689
127,000	4.50%, 02/25/2026	135,816
125,000	Magellan Health, Inc., 4.40%, 09/22/2024	124,517
36,000	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	34,523
17,000	Quest Diagnostics, Inc., 3.45%, 06/01/2026	17,146
	UnitedHealth Group, Inc.,
36,000	1.63%, 03/15/2019	35,919
175,000	2.13%, 03/15/2021	174,840
42,000	2.75%, 02/15/2023	42,448
34,000	4.63%, 07/15/2035	38,949
50,000	6.63%, 11/15/2037	69,425

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued

		1,010,755

	Life Sciences Tools & Services — 0.0% (g)
30,000	Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	29,349

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
42,000	3.85%, 06/15/2024	43,802
111,000	4.55%, 03/15/2035	118,375
	Allergan, Inc.,
100,000	2.80%, 03/15/2023	99,278
43,000	3.38%, 09/15/2020	44,385
52,000	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	56,817
19,000	Johnson & Johnson, 4.38%, 12/05/2033	21,632
	Merck & Co., Inc.,
21,000	2.40%, 09/15/2022	21,152
63,000	2.80%, 05/18/2023	64,644
10,000	3.70%, 02/10/2045	10,145
	Mylan NV,
35,000	3.95%, 06/15/2026	35,620
24,000	5.25%, 06/15/2046	26,020
50,000	Mylan, Inc., 3.13%, 01/15/2023 (e)	50,040
150,000	Pfizer, Inc., 3.00%, 12/15/2026	151,822
83,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	82,560
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
223,000	2.80%, 07/21/2023	213,571
30,000	3.15%, 10/01/2026	27,699
10,000	4.10%, 10/01/2046	8,421
	Zoetis, Inc.,
14,000	1.88%, 02/01/2018	14,028
9,000	4.70%, 02/01/2043	9,955

		1,099,966

	Total Health Care	3,739,074

	Industrials — 1.5%
	Aerospace & Defense — 0.3%
32,000	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	32,308
164,000	Airbus SE, (France), 3.15%, 04/10/2027 (e)	166,646
45,000	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	46,928
51,000	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	62,058
23,000	L3 Technologies, Inc., 3.85%, 12/15/2026	23,853
	Lockheed Martin Corp.,
60,000	4.09%, 09/15/2052 (e)	59,907
100,000	4.50%, 05/15/2036	109,270
76,000	Northrop Grumman Corp., 3.20%, 02/01/2027	76,440
45,000	Precision Castparts Corp., 3.25%, 06/15/2025	45,922
28,000	Rockwell Collins, Inc., 3.20%, 03/15/2024	28,489
	Textron, Inc.,
57,000	3.65%, 03/15/2027	57,528
50,000	4.30%, 03/01/2024	53,018
25,000	United Technologies Corp., 4.15%, 05/15/2045	25,725

		788,092

	Air Freight & Logistics — 0.1%
	FedEx Corp.,
66,000	3.90%, 02/01/2035	66,869
50,000	4.10%, 04/15/2043	49,853
35,000	United Parcel Service of America, Inc., 8.38%, 04/01/2020	40,362

		157,084

	Building Products — 0.0% (g)
	Johnson Controls International plc,
26,000	3.90%, 02/14/2026	27,372
30,000	5.70%, 03/01/2041	34,756
27,000	SUB, 4.95%, 07/02/2064	28,821

		90,949

	Commercial Services & Supplies — 0.0% (g)
70,000	Brambles USA, Inc., (Australia), 4.13%, 10/23/2025 (e)	72,846
	Republic Services, Inc.,
21,000	2.90%, 07/01/2026	20,562
21,000	3.55%, 06/01/2022	21,887

		115,295

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	23,445
44,000	Fluor Corp., 3.38%, 09/15/2021	45,477

		68,922

	Industrial Conglomerates — 0.2%
	General Electric Co.,
88,000	5.50%, 01/08/2020	94,942
100,000	5.88%, 01/14/2038	130,797
150,000	Honeywell International, Inc., 2.50%, 11/01/2026	143,734
56,000	Pentair Finance Sarl, (United Kingdom), 2.90%, 09/15/2018	56,436
25,000	Roper Technologies, Inc., 3.80%, 12/15/2026	25,724

		451,633

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 4.88%, 09/15/2041	93,333
	Parker-Hannifin Corp.,
21,000	4.10%, 03/01/2047 (e)	21,493
30,000	4.45%, 11/21/2044	32,107
25,000	5.50%, 05/15/2018	25,592
40,000	Xylem, Inc., 4.38%, 11/01/2046	41,741

		214,266

	Professional Services — 0.0% (g)
37,000	Equifax, Inc., 2.30%, 06/01/2021	36,140

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
50,000	3.00%, 03/15/2023	51,329
25,000	3.60%, 09/01/2020	26,019
25,000	4.38%, 09/01/2042	27,305
40,000	4.40%, 03/15/2042	43,672
35,000	4.70%, 09/01/2045	39,432
77,000	5.15%, 09/01/2043	92,787
126,000	5.40%, 06/01/2041	155,747
85,000	5.75%, 05/01/2040	108,216
	Canadian Pacific Railway Co., (Canada),
35,000	4.50%, 01/15/2022	37,463
137,000	6.13%, 09/15/2115	174,149
	CSX Corp.,
33,000	4.25%, 06/01/2021	35,017
50,000	5.50%, 04/15/2041	59,458
	ERAC USA Finance LLC,
50,000	2.60%, 12/01/2021 (e)	49,746
45,000	4.50%, 08/16/2021 (e)	48,022
12,000	5.63%, 03/15/2042 (e)	13,870
160,000	7.00%, 10/15/2037 (e)	209,498
70,000	JB Hunt Transport Services, Inc., 3.85%, 03/15/2024	72,173
	Norfolk Southern Corp.,
70,000	3.95%, 10/01/2042	69,774
87,000	4.05%, 08/15/2052 (e)	85,155
	Penske Truck Leasing Co. LP,
27,000	2.88%, 07/17/2018 (e)	27,251
25,000	3.40%, 11/15/2026 (e)	24,685
75,000	4.20%, 04/01/2027 (e)	78,627
100,000	Ryder System, Inc., 2.25%, 09/01/2021	99,143
70,000	Union Pacific Corp., 4.10%, 09/15/2067	70,616

		1,699,154

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
100,000	2.13%, 01/15/2020	99,827
48,000	3.00%, 09/15/2023	47,866
35,000	3.88%, 04/01/2021	36,547
100,000	Aviation Capital Group Corp., 2.88%, 01/20/2022 (e)	99,990
	International Lease Finance Corp.,
150,000	5.88%, 08/15/2022	167,910
70,000	8.63%, 01/15/2022	85,767
77,000	WW Grainger, Inc., 4.60%, 06/15/2045	82,903

		620,810

	Total Industrials	4,242,345

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
50,000	1.85%, 09/20/2021	49,475
56,000	3.00%, 06/15/2022	57,865
75,000	5.90%, 02/15/2039	98,735
	Harris Corp.,
60,000	3.83%, 04/27/2025	62,211
50,000	4.85%, 04/27/2035	55,061

		323,347

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
13,000	3.00%, 03/01/2018	13,059
44,000	3.25%, 09/08/2024	43,447
22,000	3.88%, 01/12/2028	21,943
8,000	4.50%, 03/01/2023	8,538

		86,987

	Internet Software & Services — 0.1%
	eBay, Inc.,
50,000	2.60%, 07/15/2022	49,846
70,000	3.45%, 08/01/2024	70,938

		120,784

	IT Services — 0.2%
34,000	DXC Technology Co., 4.25%, 04/15/2024	35,841
50,000	HP Enterprise Services LLC, 7.45%, 10/15/2029	60,914
	International Business Machines Corp.,
174,000	2.25%, 02/19/2021	174,489
50,000	6.22%, 08/01/2027	62,598
	Western Union Co. (The),
100,000	3.60%, 03/15/2022	101,499
30,000	6.20%, 06/21/2040	31,753

		467,094

	Semiconductors & Semiconductor Equipment — 0.2%
64,000	Analog Devices, Inc., 4.50%, 12/05/2036	66,651

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Broadcom Corp.,
120,000	3.63%, 01/15/2024 (e)	123,240
140,000	3.88%, 01/15/2027 (e)	144,130
	Intel Corp.,
49,000	3.70%, 07/29/2025	51,800
60,000	4.00%, 12/15/2032	65,722
38,000	4.10%, 05/19/2046	39,844
24,000	4.90%, 07/29/2045	28,661
	QUALCOMM, Inc.,
10,000	2.60%, 01/30/2023	10,020
75,000	3.25%, 05/20/2027	75,608

		605,676

	Software — 0.7%
	Microsoft Corp.,
125,000	2.00%, 08/08/2023	122,422
30,000	2.38%, 02/12/2022	30,264
53,000	2.38%, 05/01/2023	52,932
160,000	2.65%, 11/03/2022	162,786
90,000	2.88%, 02/06/2024	92,063
125,000	3.45%, 08/08/2036	125,841
68,000	3.50%, 02/12/2035	69,184
48,000	3.95%, 08/08/2056	49,427
19,000	4.00%, 02/12/2055	19,727
119,000	4.50%, 02/06/2057	134,317
	Oracle Corp.,
101,000	2.40%, 09/15/2023	100,391
52,000	2.50%, 05/15/2022	52,675
100,000	3.85%, 07/15/2036	103,444
200,000	3.90%, 05/15/2035	209,649
449,000	4.30%, 07/08/2034	492,574
50,000	5.75%, 04/15/2018	51,109
101,000	VMware, Inc., 2.95%, 08/21/2022	101,339

		1,970,144

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
69,000	(USD 3 Month LIBOR + 0.25%), 1.56%, 05/03/2018 (aa)	69,097
181,000	2.15%, 02/09/2022	180,648
142,000	2.40%, 05/03/2023	141,681
74,000	2.45%, 08/04/2026	71,313
126,000	2.85%, 05/06/2021	129,445
117,000	3.00%, 02/09/2024	119,850
56,000	3.00%, 06/20/2027	56,040
32,000	3.20%, 05/13/2025	32,846
57,000	3.20%, 05/11/2027	58,007
31,000	3.45%, 02/09/2045	29,482
140,000	3.75%, 09/12/2047	139,112
117,000	3.85%, 08/04/2046	118,692
43,000	4.50%, 02/23/2036	48,362
135,000	Dell International LLC, 6.02%, 06/15/2026 (e)	149,870
25,000	Dell, Inc., 7.10%, 04/15/2028	27,750
	HP, Inc.,
24,000	4.30%, 06/01/2021	25,454
20,000	4.65%, 12/09/2021	21,545
71,000	6.00%, 09/15/2041	75,778

		1,494,972

	Total Information Technology	5,069,004

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
22,000	3.38%, 03/15/2025	22,127
130,000	4.13%, 03/15/2035	132,015
38,000	5.25%, 01/15/2045	43,522
	CF Industries, Inc.,
67,000	4.50%, 12/01/2026 (e)	70,074
80,000	7.13%, 05/01/2020	88,800
45,000	Chevron Phillips Chemical Co. LLC, 3.40%, 12/01/2026 (e)	45,824
30,000	Dow Chemical Co. (The), 4.25%, 10/01/2034	30,970
90,000	Ecolab, Inc., 3.25%, 01/14/2023	92,669
25,000	EI du Pont de Nemours & Co., 4.90%, 01/15/2041	28,224
9,000	Monsanto Co., 4.70%, 07/15/2064	9,095
	Mosaic Co. (The),
95,000	4.25%, 11/15/2023	98,618
8,000	4.88%, 11/15/2041	7,531
36,000	5.45%, 11/15/2033	37,194
22,000	5.63%, 11/15/2043	22,447
	Potash Corp. of Saskatchewan, Inc., (Canada),
10,000	3.25%, 12/01/2017	10,024
70,000	4.00%, 12/15/2026	72,975
	PPG Industries, Inc.,
14,000	5.50%, 11/15/2040	16,636
50,000	9.00%, 05/01/2021	60,508
16,000	Praxair, Inc., 2.65%, 02/05/2025	15,695
	Sherwin-Williams Co. (The),
29,000	3.13%, 06/01/2024	29,134
24,000	3.45%, 06/01/2027	24,102

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Union Carbide Corp.,
100,000	7.50%, 06/01/2025	121,173
80,000	7.75%, 10/01/2096	106,641

		1,185,998

	Construction Materials — 0.0% (g)
52,000	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	51,613

	Containers & Packaging — 0.1%
	International Paper Co.,
57,000	3.00%, 02/15/2027	55,348
40,000	7.30%, 11/15/2039	55,175
80,000	WestRock Co., 3.00%, 09/15/2024 (e)	79,854

		190,377

	Metals & Mining — 0.2%
	Nucor Corp.,
213,000	4.00%, 08/01/2023	225,818
30,000	6.40%, 12/01/2037	38,876
80,000	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	86,400
	Vale Overseas Ltd., (Brazil),
38,000	6.25%, 08/10/2026	43,225
140,000	6.88%, 11/21/2036	160,279

		554,598

	Total Materials	1,982,586

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
44,000	3.38%, 10/15/2026	43,475
87,000	3.50%, 01/31/2023	89,967
71,000	5.00%, 02/15/2024	78,318
30,000	5.90%, 11/01/2021	33,650
80,000	American Tower Trust #1, 3.07%, 03/15/2023 (e)	80,182
	AvalonBay Communities, Inc.,
50,000	2.85%, 03/15/2023	50,105
50,000	3.50%, 11/15/2024	51,564
32,000	3.90%, 10/15/2046	31,312
	Boston Properties LP,
30,000	2.75%, 10/01/2026	28,290
30,000	3.13%, 09/01/2023	30,574
67,000	3.65%, 02/01/2026	68,275
50,000	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	50,016
	Crown Castle International Corp.,
24,000	4.00%, 03/01/2027	24,532
88,000	4.88%, 04/15/2022	95,768
60,000	5.25%, 01/15/2023	66,399
70,000	DDR Corp., 3.63%, 02/01/2025	68,029
31,000	Digital Realty Trust LP, 3.70%, 08/15/2027	31,303
18,000	Duke Realty LP, 3.25%, 06/30/2026	17,793
54,000	EPR Properties, 4.50%, 06/01/2027	54,652
75,000	Equity Commonwealth, 5.88%, 09/15/2020	79,999
	ERP Operating LP,
46,000	2.85%, 11/01/2026	44,730
50,000	3.00%, 04/15/2023	50,938
79,000	GAIF Bond Issuer Pty. Ltd., (Australia), 3.40%, 09/30/2026 (e)	77,694
43,000	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	42,838
78,000	Government Properties Income Trust, 4.00%, 07/15/2022	78,643
115,000	HCP, Inc., 3.88%, 08/15/2024	118,446
	Kimco Realty Corp.,
67,000	2.70%, 03/01/2024	64,758
100,000	3.80%, 04/01/2027	100,956
19,000	Liberty Property LP, 3.25%, 10/01/2026	18,560
58,000	National Retail Properties, Inc., 3.60%, 12/15/2026	57,403
24,000	Prologis LP, 3.75%, 11/01/2025	25,107
	Realty Income Corp.,
57,000	3.00%, 01/15/2027	54,265
20,000	3.88%, 07/15/2024	20,632
38,000	4.65%, 03/15/2047	39,491
170,000	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	170,953
	Simon Property Group LP,
119,000	2.50%, 07/15/2021	119,617
70,000	4.38%, 03/01/2021	74,413
28,000	UDR, Inc., 2.95%, 09/01/2026	26,869
	Ventas Realty LP,
9,000	3.50%, 02/01/2025	9,032
74,000	3.75%, 05/01/2024	75,848
49,000	3.85%, 04/01/2027	49,849
34,000	4.13%, 01/15/2026	35,397
170,000	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	178,440
	Welltower, Inc.,
50,000	3.75%, 03/15/2023	52,029
70,000	4.00%, 06/01/2025	72,951
37,000	4.50%, 01/15/2024	39,715
60,000	Weyerhaeuser Co., 7.38%, 03/15/2032	83,191

		2,856,968

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Management & Development — 0.1%
200,000	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.13%, 03/20/2022 (e)	203,862

	Total Real Estate	3,060,830

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
172,000	3.00%, 06/30/2022	173,668
110,000	3.40%, 05/15/2025	108,240
175,000	3.60%, 02/17/2023	179,998
40,000	3.95%, 01/15/2025	41,071
4,000	4.30%, 12/15/2042	3,733
51,000	4.45%, 04/01/2024	54,211
5,000	4.50%, 05/15/2035	4,934
125,000	4.60%, 02/15/2021	132,761
26,000	4.75%, 05/15/2046	25,033
230,000	4.90%, 08/14/2037	232,711
100,000	5.25%, 03/01/2037	104,824
228,000	5.35%, 09/01/2040	239,490
50,000	5.50%, 02/01/2018	50,630
50,000	5.80%, 02/15/2019	52,596
125,000	6.00%, 08/15/2040	140,722
60,000	6.15%, 09/15/2034	68,807
45,000	6.30%, 01/15/2038	52,921
50,000	Centel Capital Corp., 9.00%, 10/15/2019	55,612
70,000	Deutsche Telekom International Finance BV, (Germany), 8.75%, 06/15/2030	102,758
	Telefonica Emisiones SAU, (Spain),
150,000	4.57%, 04/27/2023	163,813
25,000	5.13%, 04/27/2020	26,813
19,000	5.46%, 02/16/2021	20,813
50,000	7.05%, 06/20/2036	66,202
	Verizon Communications, Inc.,
69,000	2.95%, 03/15/2022	70,153
89,000	3.38%, 02/15/2025 (e)	89,458
53,000	3.45%, 03/15/2021	55,087
20,000	4.27%, 01/15/2036	19,639
409,000	4.40%, 11/01/2034	411,320
125,000	4.50%, 08/10/2033	128,163
89,000	4.52%, 09/15/2048	86,073
81,000	4.67%, 03/15/2055	77,112
218,000	4.81%, 03/15/2039	224,932
285,000	4.86%, 08/21/2046	290,031
38,000	5.01%, 08/21/2054	38,088
69,000	5.25%, 03/16/2037	75,633

		3,668,050

	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.22%, 05/15/2022 (e)	42,813
	Rogers Communications, Inc., (Canada),
50,000	6.80%, 08/15/2018	52,160
25,000	8.75%, 05/01/2032	36,009
75,000	Vodafone Group plc, (United Kingdom), 1.50%, 02/19/2018	74,960

		205,942

	Total Telecommunication Services	3,873,992

	Utilities — 2.2%
	Electric Utilities — 1.5%
62,000	Alabama Power Co., 6.13%, 05/15/2038	79,121
9,000	Arizona Public Service Co., 4.50%, 04/01/2042	9,880
47,000	Baltimore Gas & Electric Co., 3.50%, 08/15/2046	44,985
200,000	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	203,286
30,000	Commonwealth Edison Co., 3.65%, 06/15/2046	29,500
	Duke Energy Carolinas LLC,
100,000	2.95%, 12/01/2026	99,618
39,000	4.30%, 06/15/2020	41,332
75,000	5.10%, 04/15/2018	76,285
	Duke Energy Indiana LLC,
60,000	3.75%, 05/15/2046	59,742
60,000	6.35%, 08/15/2038	81,209
46,000	Duke Energy Ohio, Inc., 3.70%, 06/15/2046	45,435
	Duke Energy Progress LLC,
54,000	3.70%, 10/15/2046	53,421
25,000	5.30%, 01/15/2019	26,170
	Electricite de France SA, (France),
40,000	2.15%, 01/22/2019 (e)	40,153
75,000	6.00%, 01/22/2114 (e)	83,584
220,000	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	220,352
22,000	Entergy Arkansas, Inc., 3.50%, 04/01/2026	22,698
21,000	Entergy Corp., 2.95%, 09/01/2026	20,300
	Entergy Louisiana LLC,
59,000	2.40%, 10/01/2026	56,205
38,000	3.05%, 06/01/2031	36,731
33,000	Entergy Mississippi, Inc., 2.85%, 06/01/2028	31,830
	FirstEnergy Corp.,
27,000	Series B, 3.90%, 07/15/2027	27,476
26,000	Series C, 4.85%, 07/15/2047	27,270

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Florida Power & Light Co.,
50,000	5.40%, 09/01/2035	60,279
30,000	5.95%, 02/01/2038	39,529
200,000	Fortis, Inc., (Canada), 3.06%, 10/04/2026	192,502
18,000	Great Plains Energy, Inc., 4.85%, 06/01/2021	19,195
100,000	Hydro-Quebec, (Canada), Series IO, 8.05%, 07/07/2024	130,116
30,000	Jersey Central Power & Light Co., 6.15%, 06/01/2037	35,463
	Kansas City Power & Light Co.,
24,000	3.15%, 03/15/2023	24,373
50,000	5.30%, 10/01/2041	58,514
56,000	Massachusetts Electric Co., 4.00%, 08/15/2046 (e)	56,848
	MidAmerican Energy Co.,
93,000	3.10%, 05/01/2027	93,253
59,000	3.50%, 10/15/2024	61,934
27,000	NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	27,691
	Niagara Mohawk Power Corp.,
19,000	3.51%, 10/01/2024 (e)	19,595
40,000	4.88%, 08/15/2019 (e)	41,985
65,000	Northern States Power Co., 6.25%, 06/01/2036	85,790
50,000	NSTAR Electric Co., 2.70%, 06/01/2026	48,314
40,000	Ohio Power Co., 6.05%, 05/01/2018	41,007
	Oncor Electric Delivery Co. LLC,
30,000	6.80%, 09/01/2018	31,365
25,000	7.00%, 09/01/2022	29,946
	Pacific Gas & Electric Co.,
43,000	2.95%, 03/01/2026	42,769
16,000	3.50%, 06/15/2025	16,508
24,000	4.50%, 12/15/2041	26,065
75,000	5.63%, 11/30/2017	75,499
100,000	6.05%, 03/01/2034	130,145
19,000	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	18,751
75,000	Potomac Electric Power Co., 6.50%, 11/15/2037	101,434
	PPL Capital Funding, Inc.,
30,000	3.40%, 06/01/2023	30,878
51,000	4.00%, 09/15/2047	50,656
35,000	Progress Energy, Inc., 4.40%, 01/15/2021	37,014
18,000	Public Service Co. of Colorado, 3.20%, 11/15/2020	18,522
175,000	Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/2037	234,897
	Public Service Electric & Gas Co.,
83,000	3.00%, 05/15/2025	83,422
28,000	5.38%, 11/01/2039	34,038
30,000	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	38,117
	Southern California Edison Co.,
12,214	1.85%, 02/01/2022	12,085
53,000	Series C, 3.50%, 10/01/2023	55,640
80,000	Series 05-B, 5.55%, 01/15/2036	97,488
200,000	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	199,542
50,000	Toledo Edison Co. (The), 6.15%, 05/15/2037	61,431
36,000	Union Electric Co., 2.95%, 06/15/2027	35,652
	Virginia Electric & Power Co.,
120,000	5.40%, 04/30/2018	122,529
70,000	6.35%, 11/30/2037	92,855
	Xcel Energy, Inc.,
74,000	3.30%, 06/01/2025	75,119
20,000	6.50%, 07/01/2036	26,624

		4,231,962

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
50,000	3.00%, 06/15/2027	50,011
50,000	4.13%, 10/15/2044	52,371
22,000	Boston Gas Co., 4.49%, 02/15/2042 (e)	23,641
25,000	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	26,297
49,000	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	49,797
	Southern Natural Gas Co. LLC,
26,000	4.80%, 03/15/2047 (e)	28,329
53,000	8.00%, 03/01/2032	72,070
44,000	Southwest Gas Corp., 3.80%, 09/29/2046	42,436

		344,952

	Independent Power and Renewable Electricity Producers — 0.2%
	Exelon Generation Co. LLC,
15,000	2.95%, 01/15/2020	15,263
78,000	4.25%, 06/15/2022	83,376
29,000	5.75%, 10/01/2041	30,036
100,000	6.25%, 10/01/2039	110,082
37,000	PSEG Power LLC, 4.15%, 09/15/2021	38,980
	Southern Power Co.,
86,000	1.85%, 12/01/2017	86,033
50,000	5.15%, 09/15/2041	54,364
25,000	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	25,061

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued

		443,195

	Multi-Utilities — 0.4%
	CMS Energy Corp.,
47,000	2.95%, 02/15/2027	45,301
110,000	3.88%, 03/01/2024	115,403
	Consolidated Edison Co. of New York, Inc.,
38,000	5.70%, 06/15/2040	48,995
108,000	Series C, 4.30%, 12/01/2056	114,625
19,000	Consumers Energy Co., 3.25%, 08/15/2046	17,465
50,000	Delmarva Power & Light Co., 4.15%, 05/15/2045	52,441
60,000	Dominion Energy, Inc., Series B, 2.75%, 01/15/2022	60,542
30,000	DTE Energy Co., Series B, 3.30%, 06/15/2022	30,743
50,000	New York State Electric & Gas Corp., 3.25%, 12/01/2026 (e)	50,464
130,000	NiSource Finance Corp., 6.25%, 12/15/2040	161,718
70,000	San Diego Gas & Electric Co., 5.35%, 05/15/2035	82,762
	Sempra Energy,
47,000	3.55%, 06/15/2024	47,978
62,000	4.05%, 12/01/2023	65,578
	Southern Co. Gas Capital Corp.,
19,000	2.45%, 10/01/2023	18,579
17,000	3.25%, 06/15/2026	16,699
37,000	3.50%, 09/15/2021	38,201
21,000	3.95%, 10/01/2046	20,038
42,000	4.40%, 06/01/2043	43,024
96,000	5.88%, 03/15/2041	116,210
43,000	WEC Energy Group, Inc., 3.55%, 06/15/2025	44,196

		1,190,962

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
34,000	3.40%, 03/01/2025	35,117
52,000	4.00%, 12/01/2046	53,437

		88,554

	Total Utilities	6,299,625

	Total Corporate Bonds (Cost $70,075,189)	71,919,211

Foreign Government Securities — 0.3%
100,000	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	131,400
7,000	Republic of Peru, (Peru), 5.63%, 11/18/2050	8,837
50,000	Republic of Poland, (Poland), 4.00%, 01/22/2024	53,813
	United Mexican States, (Mexico),
200,000	3.60%, 01/30/2025	205,000
204,000	3.63%, 03/15/2022	213,792
58,000	4.00%, 10/02/2023	61,306
200,000	4.13%, 01/21/2026	210,700
58,000	4.35%, 01/15/2047	56,376
48,000	5.55%, 01/21/2045	55,320

	Total Foreign Government Securities (Cost $972,009)	996,544

Mortgage-Backed Securities — 14.0%
	FHLMC,
35,686	ARM, 2.83%, 01/01/2027 (z)	37,222
12,976	ARM, 3.02%, 04/01/2030 (z)	13,628
45,185	ARM, 3.30%, 03/01/2035 (z)	47,194
21,527	ARM, 3.39%, 01/01/2037 (z)	22,651
45,506	ARM, 3.48%, 04/01/2034 (z)	47,854
	FHLMC Gold Pools, 15 Year, Single Family,
1,180	4.50%, 08/01/2018	1,207
368	6.50%, 10/01/2017—02/01/2019	369
8,450	FHLMC Gold Pools, 20 Year, Single Family, 6.00%, 12/01/2022	9,506
	FHLMC Gold Pools, 30 Year, Single Family,
354,949	4.50%, 05/01/2047	380,460
50,404	5.50%, 10/01/2033	57,464
93,929	6.00%, 04/01/2026 —02/01/2039	105,827
85,222	6.50%, 02/01/2029—11/01/2034	95,678
47,276	7.00%, 04/01/2035	54,599
2,662	8.50%, 07/01/2028	3,084
	FHLMC Gold Pools, Other,
1,335,482	3.50%, 04/01/2033—06/01/2042	1,389,605
644,314	4.00%, 06/01/2042 — 01/01/2046	685,440
38,272	7.00%, 07/01/2029	41,820
	FHLMC, 30 Year, Single Family,
2,686	10.00%, 01/01/2020 —09/01/2020	2,714
	FNMA,
489,000	ARM, 2.02%, 12/01/2025 (z)	488,531
61	ARM, 2.56%, 03/01/2019 (z)	62
144,278	ARM, 2.89%, 01/01/2035 (z)	149,021
57,666	ARM, 2.93%, 08/01/2034 (z)	60,546
45,342	ARM, 3.00%, 04/01/2033 (z)	47,839
34,180	ARM, 3.19%, 07/01/2033 (z)	36,102
48,297	ARM, 3.22%, 01/01/2034 (z)	50,800
46,282	ARM, 3.36%, 10/01/2034 (z)	49,066
44,915	ARM, 3.42%, 05/01/2035 (z)	47,132

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,080	ARM, 3.95%, 03/01/2029 (z)	1,115
	FNMA, 15 Year, Single Family,
9,017	3.50%, 05/01/2019	9,389
30,726	4.50%, 03/01/2023—05/01/2023	31,877
728	5.00%, 06/01/2018	745
10,091	5.50%, 04/01/2022	10,182
10,969	6.00%, 03/01/2018—09/01/2022	11,385
6,357	6.50%, 08/01/2020	6,520
	FNMA, 20 Year, Single Family,
17,427	4.50%, 01/01/2025	18,698
128,817	5.00%, 11/01/2023	140,440
22,503	6.50%, 03/01/2019—12/01/2022	24,937
	FNMA, 30 Year, FHA/VA,
15,300	8.50%, 10/01/2026—06/01/2030	15,955
32,765	9.00%, 04/01/2025	36,216
	FNMA, 30 Year, Single Family,
149,864	3.00%, 09/01/2031	150,429
1,490,400	4.00%, 06/01/2047	1,598,619
13,588	4.50%, 04/01/2038—05/01/2039	14,599
39,606	5.00%, 09/01/2035	43,481
14,107	5.50%, 01/01/2038—06/01/2038	15,655
56,890	6.00%, 01/01/2029—03/01/2033	64,586
149,252	6.50%, 09/01/2025—11/01/2036	171,112
687	7.00%, 08/01/2032	699
10,045	7.50%, 03/01/2030	10,605
55,610	8.00%, 03/01/2027—11/01/2028	64,788
	FNMA, Other,
1,000,000	2.01%, 06/01/2020	1,001,580
276,154	2.34%, 12/01/2022	277,360
1,000,000	2.40%, 12/01/2022—02/01/2023	1,007,391
500,000	2.45%, 11/01/2022	506,226
500,000	2.50%, 04/01/2023	505,029
1,000,000	2.52%, 05/01/2023	1,010,950
500,000	2.57%, 08/01/2028	487,335
900,000	2.59%, 06/01/2028	880,619
500,000	2.63%, 03/01/2026	497,031
1,400,000	2.99%, 08/01/2029	1,401,667
1,000,000	3.02%, 07/01/2023	1,034,629
650,000	3.03%, 04/01/2030	653,328
900,000	3.04%, 07/01/2029	905,629
2,992,428	3.06%, 07/01/2029	3,030,219
500,000	3.08%, 04/01/2030	506,503
1,000,000	3.10%, 09/01/2025	1,026,057
1,000,000	3.12%, 11/01/2026	1,010,857
2,500,000	3.21%, 03/01/2029	2,566,540
1,925,000	3.29%, 08/01/2026	1,994,831
1,000,000	3.34%, 02/01/2027	1,049,599
3,153,373	3.50%, 05/01/2043—10/01/2046	3,262,093
667,716	3.69%, 10/01/2029	708,255
300,000	3.77%, 12/01/2025	321,646
2,000,000	3.98%, 08/01/2025	2,170,936
1,166,153	4.00%, 07/01/2042—09/01/2042	1,237,028
71,925	5.50%, 09/01/2033—04/01/2038	79,847
19,825	5.86%, 10/01/2017	19,801
21,258	6.00%, 09/01/2028	23,895
129,376	6.50%, 10/01/2035	141,390
	GNMA I, 30 Year, Single Family,
2,713,137	5.50%, 06/15/2038—09/15/2038	3,166,809
91,730	6.00%, 05/15/2037—10/15/2038	103,394
38,992	6.50%, 03/15/2028—12/15/2038	44,430
17,172	7.00%, 12/15/2025—06/15/2033	19,503
7,974	7.50%, 05/15/2023—09/15/2028	8,567
6,273	8.00%, 10/15/2027	6,908
1,304	9.00%, 11/15/2024	1,393
18,017	9.50%, 10/15/2024	19,278
180,278	GNMA II, ARM, 2.63%, 07/20/2034—09/20/2034 (z)	186,482
	GNMA II, 30 Year, Single Family,
1,523	7.50%, 12/20/2026	1,749
33,855	8.00%, 11/20/2026—01/20/2027	39,708
1,558	8.50%, 05/20/2025	1,714
152,696	GNMA II, Other, 3.75%, 12/20/2032	159,133

	Total Mortgage-Backed Securities (Cost $39,166,184)	39,444,792

Municipal Bonds — 0.1% (t)
	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	38,002
130,000	Port Authority of New York & New Jersey, Consolidated, 164th Series, Series 164, Rev., 5.65%, 11/01/2040	167,535

		205,537

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.80%, 06/01/2111	106,373

	Total Municipal Bonds (Cost $256,175)	311,910

U.S. Government Agency Securities — 8.9%
30,000	FHLMC, 0.75%, 04/09/2018	29,919
2,000,000	Financing Corp. STRIPS, 15.53%, 11/02/2018 (n)	1,967,317
5,770,000	FNMA, 5.50%, 10/09/2019 (n)	5,562,124
630,000	FNMA STRIPS, 14.63%, 03/23/2028 (n)	466,251

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Resolution Funding Corp. STRIPS,
5,230,000	1.24%, 10/15/2019 (n)	5,053,466
65,000	1.40%, 01/15/2021 (n)	61,203
8,000,000	1.95%, 10/15/2020 (n)	7,570,144
15,000	2.68%, 10/15/2027 (n)	11,468
20,000	2.85%, 01/15/2026 (n)	16,209
4,100,000	12.36%, 07/15/2020 (n)	3,901,748
	Tennessee Valley Authority,
161,000	4.25%, 09/15/2065	183,119
33,000	4.63%, 09/15/2060	39,966
140,000	5.25%, 09/15/2039	183,494

	Total U.S. Government Agency Securities (Cost $24,110,370)	25,046,428

U.S. Treasury Obligations — 21.9%
	U.S. Treasury Bonds,
200,000	2.88%, 05/15/2043	201,469
1,000,000	3.00%, 11/15/2045	1,028,437
280,000	3.50%, 02/15/2039	315,962
270,000	3.63%, 08/15/2043	309,593
100,000	3.88%, 08/15/2040	118,863
105,000	4.25%, 05/15/2039	131,279
1,815,000	4.38%, 02/15/2038	2,305,192
1,415,000	4.38%, 11/15/2039	1,799,703
175,000	4.50%, 05/15/2038	225,914
4,300,000	5.25%, 11/15/2028	5,512,734
50,000	6.25%, 05/15/2030	70,928
338,000	8.00%, 11/15/2021	421,048
	U.S. Treasury Inflation Linked Bonds,
100,000	2.50%, 01/15/2029	137,522
300,000	3.63%, 04/15/2028	593,829
170,000	U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/2018	196,111
	U.S. Treasury Notes,
200,000	0.75%, 02/15/2019	198,172
150,000	1.25%, 10/31/2018	149,777
125,000	1.25%, 11/30/2018	124,785
200,000	1.38%, 12/31/2018	199,930
400,000	1.50%, 08/31/2018	400,469
1,000,000	1.75%, 02/28/2022	994,727
150,000	1.75%, 09/30/2022	148,570
1,600,000	1.75%, 05/15/2023	1,576,125
100,000	2.00%, 10/31/2021	100,687
150,000	2.00%, 07/31/2022	150,533
200,000	2.13%, 08/31/2020	202,820
500,000	2.13%, 08/15/2021	506,230
300,000	2.13%, 12/31/2021	303,281
115,000	2.25%, 04/30/2021	117,004
200,000	2.63%, 11/15/2020	205,813
1,542,000	3.13%, 05/15/2019	1,583,562
600,000	3.13%, 05/15/2021	629,086
450,000	3.50%, 05/15/2020	472,289
650,000	3.63%, 02/15/2021	691,057
	U.S. Treasury STRIPS Bonds,
1,000,000	1.59%, 11/15/2019 (n)	967,902
2,120,000	1.70%, 08/15/2020 (n)	2,023,502
370,000	1.75%, 02/15/2020 (n)	356,834
1,790,000	1.93%, 05/15/2021 (n)	1,679,808
1,800,000	2.06%, 08/15/2021 (n)	1,678,973
1,660,000	2.11%, 08/15/2023 (n)	1,464,433
10,463,000	2.17%, 05/15/2020 (n)	10,047,558
730,000	2.23%, 05/15/2019 (n)	712,974
500,000	2.34%, 11/15/2023 (n)	438,032
710,000	2.42%, 02/15/2021 (n)	669,937
2,650,000	2.48%, 05/15/2023 (n)	2,354,296
760,000	2.55%, 05/15/2022 (n)	694,660
970,000	2.62%, 02/15/2022 (n)	892,335
150,000	2.64%, 02/15/2018 (n)	149,354
2,200,000	2.65%, 05/15/2034 (n)	1,398,262
500,000	2.66%, 11/15/2022 (n)	450,441
140,000	2.77%, 05/15/2028 (n)	107,665
2,690,000	2.82%, 02/15/2023 (n)	2,406,335
300,000	2.89%, 08/15/2032 (n)	201,464
200,000	2.92%, 08/15/2022 (n)	181,535
27,000	2.92%, 02/15/2028 (n)	20,912
760,000	3.07%, 11/15/2031 (n)	523,277
110,000	3.08%, 11/15/2024 (n)	93,667
65,000	3.10%, 02/15/2035 (n)	40,377
250,000	3.11%, 08/15/2027 (n)	196,625
50,000	3.12%, 11/15/2034 (n)	31,269
615,000	3.13%, 11/15/2021 (n)	570,001
23,000	3.28%, 08/15/2026 (n)	18,607
2,250,000	3.34%, 05/15/2032 (n)	1,524,634
250,000	3.35%, 05/15/2035 (n)	153,860
250,000	3.39%, 11/15/2026 (n)	200,881
280,000	3.39%, 08/15/2019 (n)	272,315
50,000	3.49%, 02/15/2025 (n)	42,279
700,000	3.53%, 02/15/2027 (n)	558,251
350,000	3.53%, 02/15/2032 (n)	238,966
400,000	3.54%, 02/15/2033 (n)	264,555
1,175,000	3.62%, 05/15/2033 (n)	770,532
775,000	3.62%, 02/15/2034 (n)	496,517
200,000	3.64%, 11/15/2029 (n)	146,801
275,000	3.64%, 05/15/2031 (n)	192,274
300,000	3.69%, 08/15/2030 (n)	214,798

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
300,000	3.70%, 11/15/2030 (n)	213,086
300,000	3.71%, 08/15/2029 (n)	222,029
710,000	3.72%, 11/15/2027 (n)	554,252
658,000	3.83%, 02/15/2029 (n)	494,706
800,000	3.92%, 11/15/2032 (n)	533,194
1,025,000	4.03%, 11/15/2033 (n)	662,244
550,000	4.03%, 02/15/2031 (n)	387,835
300,000	4.38%, 05/15/2030 (n)	216,985
100,000	4.65%, 05/15/2026 (n)	81,576
975,000	4.90%, 02/15/2030 (n)	710,347
100,000	5.77%, 08/15/2033 (n)	65,126
100,000	6.44%, 11/15/2028 (n)	75,680
125,000	6.48%, 05/15/2027 (n)	98,970
50,000	6.64%, 08/15/2028 (n)	38,173

	Total U.S. Treasury Obligations (Cost $60,448,435)	61,925,402

Short-Term Investment — 3.4%
	Investment Company — 3.4%
9,537,342	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $9,540,203)	9,540,203

	Total Investments — 99.7% (Cost $275,480,491)	281,714,889
	Other Assets in Excess of Liabilities — 0.3%	708,985

	NET ASSETS — 100.0%	$282,423,874

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2017.
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(n)	—	The rate shown is the effective yield as of September 30, 2017.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2017.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•       Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•       Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•       Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$18,746,551	$9,301,570		$28,048,121
Collateralized Mortgage Obligations	—	32,795,685	620,106		33,415,791
Commercial Mortgage-Backed Securities	—	9,181,530	1,884,957		11,066,487
Corporate Bonds
Consumer Discretionary	—	5,233,098	—		5,233,098
Consumer Staples	—	3,212,115	—		3,212,115
Energy	—	7,341,360	—		7,341,360
Financials	—	27,865,182	—	(a)	27,865,182
Health Care	—	3,739,074	—		3,739,074
Industrials	—	4,242,345	—		4,242,345
Information Technology	—	5,069,004	—		5,069,004
Materials	—	1,982,586	—		1,982,586
Real Estate	—	3,060,830	—		3,060,830
Telecommunication Services	—	3,873,992	—		3,873,992
Utilities	—	6,299,625	—		6,299,625

Total Corporate Bonds	—	71,919,211	—	(a)	71,919,211

Foreign Government Securities	—	996,544	—		996,544
Mortgage-Backed Securities	—	39,444,792	—		39,444,792
Municipal Bonds	—	311,910	—		311,910
U.S. Government Agency Securities	—	25,046,428	—		25,046,428
U.S. Treasury Obligations	—	61,925,402	—		61,925,402
Short-Term Investment
Investment Company	9,540,203	—	—		9,540,203

Total Investments in Securities	$9,540,203	$260,368,053	$11,806,633		$281,714,889

(a) Value is Zero

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between any levels during the period months ended September 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Investments in Securities
Asset-Backed Securities	$7,256,581		$10	$117,603	$(531)	$2,945,260	$(2,834,155)	$1,916,895	$(100,093)	$9,301,570
Collateralized Mortgage Obligations	746,072		—	(34,476)	(60,125)	100,615	(131,980)	—	—	620,106
Commercial Mortgage-Backed Securities	504,946		—	58,653	(3,963)	841,875	—	483,446	—	1,884,957
Corporate Bond — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$8,507,599		$10	$141,780	$(64,619)	$3,887,750	$(2,966,135)	$2,400,341	$(100,093)	$11,806,633

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to $141,685.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$7,669,090	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (6.58%)
			Constant Default Rate	0.00% - 6.01% (0.20%)
			Yield (Discount Rate of Cash Flows)	1.82% - 5.65% (3.04%)

Asset-Backed Securities	7,669,090

	599,584	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 29.23% (12.76%)
			Constant Default Rate	0.00% - 9.64% (5.82%)
			Yield (Discount Rate of Cash Flows)	0.29% - 58.38% (6.82)

Collateralized Mortgage Obligations	599,584

	1,634,623	Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	1.59% - 5.06% (3.82%)

Commercial Mortgage-Backed Securities	1,634,623

Total	$9,903,297

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2017, the value of these investments was $1,903,336. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.8%
Asset-Backed Securities — 2.5%
	United States — 2.5%
45,394	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.61%, 03/25/2027 (bb)	45,287
62,623	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, 2.14%, 04/25/2034 (z) (bb)	62,527
	Asset-Backed Securities Corp. Home Equity Loan Trust,
88,060	Series 2003-HE6, Class M2, 3.71%, 11/25/2033 (z)	88,231
83,700	Series 2004-HE3, Class M2, 2.92%, 06/25/2034 (z) (bb)	79,296
	Bear Stearns Asset-Backed Securities Trust,
51,689	Series 2003-2, Class M1, 3.04%, 03/25/2043 (z) (bb)	51,473
34,251	Series 2004-HE5, Class M2, 3.11%, 07/25/2034 (z) (bb)	33,907
	Countrywide Asset-Backed Certificates,
53,574	Series 2004-2, Class M1, 1.99%, 05/25/2034 (z) (bb)	53,481
110,508	Series 2006-19, Class 2A2, 1.40%, 03/25/2037 (z) (bb)	109,449
57,818	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, 2.06%, 03/25/2034 (z) (bb)	57,370
	CWABS, Inc. Asset-Backed Certificates Trust,
84,284	Series 2004-5, Class M3, 2.96%, 07/25/2034 (z) (bb)	83,880
52,678	Series 2004-5, Class M5, 3.56%, 05/25/2034 (z)	50,810
57,065	Home Equity Asset Trust, Series 2007-2, Class 2A2, 1.42%, 07/25/2037 (z) (bb)	56,895
106,785	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, 1.43%, 06/25/2036 (z) (bb)	103,732
115,007	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 2.14%, 10/25/2034 (z)	112,465
63,457	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 2.26%, 10/25/2033 (z) (bb)	62,850
52,627	Saxon Asset Securities Trust, Series 2003-3, Class M1, 2.21%, 12/25/2033 (z) (bb)	50,683
35,195	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.21%, 10/25/2033 (z) (bb)	35,057
	Structured Asset Securities Corp. Mortgage Loan Trust,
121,316	Series 2006-BC6, Class A4, 1.41%, 01/25/2037 (z)	117,538
65,218	Series 2007-WF2, Class A1, 2.24%, 08/25/2037 (z) (bb)	66,343
94,936	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 1.39%, 01/25/2037 (z) (bb)	94,146

	Total Asset-Backed Securities (Cost $1,336,783)	1,415,420

Collateralized Mortgage Obligations — 2.2%
	United States — 2.2%
48,953	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 3.45%, 06/25/2045 (z)	49,560
34,870	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.23%, 02/20/2036 (z)	34,472
37,149	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, 3.47%, 02/25/2035 (z)	36,763
61,454	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.56%, 05/25/2035 (z)	62,153
60,183	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, 3.05%, 02/25/2035 (z)	60,063
102,310	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, 1.68%, 05/25/2035 (z)	97,863
121,583	Impac CMB Trust, Series 2004-7, Class 1A2, 2.16%, 11/25/2034 (z)	118,153
34,302	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.34%, 06/25/2035 (z)	34,636
13,553	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/2036	12,479
31,220	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, 5.15%, 01/25/2037 (z)	30,252
31,824	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, 3.50%, 07/25/2034 (z)	31,340
73,077	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 1.52%, 12/25/2035 (z)	70,998
22,810	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	22,783

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
	WaMu Mortgage Pass-Through Certificates Trust
31,057	Series 2005-AR3, Class A1, 3.06%, 03/25/2035 (z)	30,525
52,215	Series 2005-AR5, Class A6, 3.00%, 05/25/2035 (z)	52,595
47,793	Series 2005-AR10, Class 1A3, 3.28%, 09/25/2035 (z)	48,873
	Wells Fargo Mortgage-Backed Securities Trust
55,880	Series 2004-EE, Class 2A2, 3.33%, 12/25/2034 (z)	57,275
113,204	Series 2004-W, Class A1, 3.11%, 11/25/2034 (z)	113,865
45,492	Series 2004-Z, Class 2A2, 3.01%, 12/25/2034 (z)	46,284
27,343	Series 2005-16, Class A8, 5.75%, 01/25/2036	29,153
20,047	Series 2005-AR2, Class 2A1, 3.17%, 03/25/2035 (z)	20,079
38,552	Series 2005-AR2, Class 2A2, 3.17%, 03/25/2035 (z)	38,932
57,957	Series 2005-AR3, Class 1A1, 3.40%, 03/25/2035 (z)	59,451
34,711	Series 2005-AR4, Class 2A2, 3.34%, 04/25/2035 (z)	34,825
72,018	Series 2006-AR3, Class A3, 3.25%, 03/25/2036 (z)	71,303

	Total Collateralized Mortgage Obligations (Cost $1,214,413)	1,264,675

SHARES		VALUE($)
Common Stocks — 49.8%
	Australia — 1.4%
10,157	AMP Ltd.	38,569
5,676	Australia & New Zealand Banking Group Ltd.	132,214
6,261	BHP Billiton Ltd.	126,972
1,995	Commonwealth Bank of Australia	118,130
330	CSL Ltd.	34,740
7,614	Dexus	56,819
11,827	Goodman Group	76,575
1,055	Macquarie Group Ltd.	75,534
3,512	Wesfarmers Ltd.	114,012
1,138	Westpac Banking Corp.	28,625

		802,190

	Austria — 0.1%
1,705	Erste Group Bank AG (a)	73,665

	Belgium — 0.3%
1,340	Anheuser-Busch InBev SA/NV	160,180

	Canada — 0.5%
1,836	Brookfield Asset Management, Inc., Class A	75,827
55	Fairfax Financial Holdings Ltd.	28,545
2,538	Waste Connections, Inc.	177,558

		281,930

	Denmark — 0.2%
2,490	Novo Nordisk A/S, Class B	119,716

	Finland — 0.5%
586	Cargotec OYJ, Class B	36,852
14,636	Nokia OYJ	87,941
7,159	Outokumpu OYJ	74,480
1,392	Wartsila OYJ Abp	98,548

		297,821

	France — 2.3%
1,110	Air Liquide SA	148,025
1,783	Airbus SE	169,733
4,686	AXA SA	141,668
1,693	BNP Paribas SA	136,584
618	Pernod Ricard SA	85,491
915	Renault SA	89,906
1,409	Sanofi	140,261
1,476	Schneider Electric SE (a)	128,532
497	Sodexo SA	61,956
2,379	TOTAL SA	127,739
3,680	Vivendi SA	93,228

		1,323,123

	Germany — 2.8%
342	adidas AG	77,452
112	Allianz SE (Registered)	25,154
451	BASF SE	48,048
1,230	Bayer AG (Registered)	168,022
1,874	Brenntag AG	104,468
1,690	Daimler AG (Registered)	134,904
876	Deutsche Boerse AG	95,108
2,614	Deutsche Post AG (Registered)	116,517
4,755	Deutsche Telekom AG (Registered)	88,796
273	HeidelbergCement AG	28,094
847	Henkel AG & Co. KGaA (Preference)	115,397
3,412	Infineon Technologies AG	86,025
376	Linde AG	78,189

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Germany — continued
1,589	SAP SE	174,226
1,261	Siemens AG (Registered)	177,939
188	Volkswagen AG (Preference)	30,692

		1,549,031

	Hong Kong — 0.6%
5,600	AIA Group Ltd.	41,459
8,052	CK Asset Holdings Ltd.	66,939
8,552	CK Hutchison Holdings Ltd.	109,536
2,600	Hang Seng Bank Ltd.	63,564
1,941	I-CABLE Communications Ltd. (a)	64
7,000	Wharf Holdings Ltd. (The)	62,623

		344,185

	Ireland — 0.2%
809	Ryanair Holdings plc, ADR (a)	85,285

	Israel — 0.1%
2,504	Teva Pharmaceutical Industries Ltd., ADR	44,070

	Italy — 0.8%
3,584	Assicurazioni Generali SpA	66,846
2,462	Atlantia SpA	77,793
20,011	Enel SpA	120,553
9,043	Intesa Sanpaolo SpA	32,015
58,555	Telecom Italia SpA (a)	54,927
4,581	UniCredit SpA (a)	97,757

		449,891

	Japan — 5.9%
2,800	Bridgestone Corp.	127,130
100	Central Japan Railway Co.	17,549
900	Daikin Industries Ltd.	91,145
1,700	Dentsu, Inc.	74,678
3,000	DMG Mori Co. Ltd.	53,948
900	East Japan Railway Co.	83,078
18,000	Fujitsu Ltd.	133,966
17,000	Hitachi Ltd.	119,864
2,800	Honda Motor Co. Ltd.	82,713
1,900	Japan Airlines Co. Ltd.	64,317
2,200	Japan Tobacco, Inc.	72,096
19,400	JXTG Holdings, Inc.	100,031
6,000	Kajima Corp.	59,636
1,900	KDDI Corp.	50,084
2,200	Kirin Holdings Co. Ltd.	51,687
3,100	Kyowa Hakko Kirin Co. Ltd.	52,821
2,500	Kyushu Electric Power Co., Inc.	26,559
1,700	Mabuchi Motor Co. Ltd.	85,169
3,900	Marui Group Co. Ltd.	55,829
3,700	Mazda Motor Corp.	56,684
2,600	Mitsubishi Corp.	60,491
18,400	Mitsubishi UFJ Financial Group, Inc.	119,634
5,500	Mitsui & Co. Ltd.	81,350
2,200	Mitsui Fudosan Co. Ltd.	47,703
2,600	MS&AD Insurance Group Holdings, Inc.	83,789
3,100	NGK Spark Plug Co. Ltd.	66,019
400	Nidec Corp.	49,172
4,300	Nippon Steel & Sumitomo Metal Corp.	98,872
2,400	Nippon Telegraph & Telephone Corp.	109,970
4,000	ORIX Corp.	64,577
1,200	Otsuka Corp.	76,963
1,700	Otsuka Holdings Co. Ltd.	67,595
5,900	Panasonic Corp.	85,621
4,800	Renesas Electronics Corp. (a)	52,313
2,600	Seven & i Holdings Co. Ltd.	100,450
1,900	Sony Corp.	70,886
3,100	Sumitomo Mitsui Financial Group, Inc.	119,161
1,700	Suntory Beverage & Food Ltd.	75,618
4,000	Takashimaya Co. Ltd.	37,464
2,600	Tokyo Gas Co. Ltd.	63,670
3,100	Toyota Motor Corp.	184,848
1,400	West Japan Railway Co.	97,332
3,000	Yamato Holdings Co. Ltd.	60,600

		3,333,082

	Luxembourg — 0.1%
2,985	ArcelorMittal (a)	77,002

	Netherlands — 1.5%
5,439	Aegon NV	31,704
446	ASML Holding NV	76,212
1,048	Heineken NV	103,702
7,887	ING Groep NV	145,376
16,977	Koninklijke KPN NV	58,262
1,912	Koninklijke Philips NV	78,889
1,510	NN Group NV	63,233
5,094	Royal Dutch Shell plc, Class A	153,950
4,871	Royal Dutch Shell plc, Class B	149,959

		861,287

	Norway — 0.1%
7,032	Norsk Hydro ASA	51,311

	Portugal — 0.1%
1,955	Galp Energia SGPS SA	34,668

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Singapore — 0.2%
7,000	DBS Group Holdings Ltd.	107,758

	Spain — 0.7%
14,492	Banco Santander SA	101,369
15,039	Bankia SA	72,605
10,920	Iberdrola SA	84,910
2,437	Repsol SA	44,973
9,754	Telefonica SA	105,998

		409,855

	Sweden — 0.2%
2,400	Nordea Bank AB	32,585
5,107	Svenska Handelsbanken AB, Class A	77,158

		109,743

	Switzerland — 2.3%
894	Cie Financiere Richemont SA (Registered)	81,833
1,534	Credit Suisse Group AG (Registered) (a)	24,306
1,342	Ferguson plc	88,048
1,579	LafargeHolcim Ltd. (Registered) (a)	92,384
3,844	Nestle SA (Registered)	322,670
2,385	Novartis AG (Registered)	204,573
982	Roche Holding AG	251,019
894	Swiss Re AG	81,036
5,943	UBS Group AG (Registered) (a)	101,667
85	Zurich Insurance Group AG	25,974

		1,273,510

	United Kingdom — 3.8%
7,235	3i Group plc	88,579
1,358	Associated British Foods plc	58,138
2,067	AstraZeneca plc	137,459
10,504	Aviva plc	72,498
10,327	Barclays plc	26,778
6,319	Barratt Developments plc	52,057
14,720	BP plc	94,296
3,083	British American Tobacco plc	193,007
2,758	Burberry Group plc	65,121
28,703	Centrica plc	71,940
7,062	Dixons Carphone plc	18,310
5,289	GlaxoSmithKline plc	105,730
18,843	HSBC Holdings plc	186,254
1,567	InterContinental Hotels Group plc	82,895
23,931	ITV plc	56,068
88,188	Lloyds Banking Group plc	80,142
418	Micro Focus International plc, ADR (a)	13,334
5,464	Prudential plc	130,756
216	Reckitt Benckiser Group plc	19,736
1,692	Rio Tinto Ltd.	88,686
1,394	Rio Tinto plc	64,890
7,977	Standard Chartered plc (a)	79,316
23,344	Taylor Wimpey plc	61,183
1,681	TechnipFMC plc (a)	46,486
1,099	Unilever NV, CVA	64,963
47,794	Vodafone Group plc	133,832
2,157	WPP plc	40,026

		2,132,480

	United States — 25.1%
1,534	Acadia Healthcare Co., Inc. (a)	73,264
144	Acuity Brands, Inc.	24,664
489	Adobe Systems, Inc. (a)	72,949
363	AdvanSix, Inc. (a)	14,429
610	Aetna, Inc. (j)	96,996
32	Alleghany Corp. (a)	17,728
209	Allergan plc	42,835
2,030	Ally Financial, Inc.	49,248
253	Alphabet, Inc., Class A (a)	246,351
410	Alphabet, Inc., Class C (a) (j)	393,235
287	Altice USA, Inc., Class A (a)	7,838
261	Amazon.com, Inc. (a) (j)	250,912
855	American Electric Power Co., Inc.	60,055
2,403	American Express Co.	217,375
1,737	American Homes 4 Rent, Class A	37,710
1,485	American International Group, Inc.	91,164
941	Amphenol Corp., Class A	79,646
1,012	Apache Corp.	46,350
2,080	Apple, Inc. (j)	320,570
1,177	Applied Materials, Inc.	61,310
282	Arista Networks, Inc. (a)	53,470
483	Arrow Electronics, Inc. (a)	38,838
497	Athene Holding Ltd., Class A (a)	26,759
95	AutoZone, Inc. (a)	56,535
1,771	Ball Corp.	73,142
7,141	Bank of America Corp.	180,953
835	Bed Bath & Beyond, Inc.	19,597
540	Berkshire Hathaway, Inc., Class B (a)	98,993
666	Berry Global Group, Inc. (a)	37,729
611	Best Buy Co., Inc.	34,803
105	BlackRock, Inc.	46,944
86	Boston Beer Co., Inc. (The), Class A (a)	13,433
908	Brinker International, Inc.	28,929
2,238	Brixmor Property Group, Inc.	42,074

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
316	Broadcom Ltd.	76,643
1,573	Capital One Financial Corp.	133,170
585	Carlisle Cos., Inc. (j)	58,670
628	Caterpillar, Inc.	78,318
813	Cavium, Inc. (a)	53,609
2,513	CBRE Group, Inc., Class A (a)	95,192
1,015	CBS Corp. (Non-Voting), Class B	58,870
3,959	Charles Schwab Corp. (The)	173,167
155	Charter Communications, Inc., Class A (a)	56,330
399	Chubb Ltd.	56,877
161	Cigna Corp.	30,097
185	Cintas Corp.	26,692
1,919	Cisco Systems, Inc.	64,536
1,206	Citigroup, Inc.	87,724
1,893	Citizens Financial Group, Inc.	71,688
1,881	Clear Channel Outdoor Holdings, Inc., Class A	8,747
992	CNO Financial Group, Inc.	23,153
3,249	Coca-Cola Co. (The)	146,238
689	Columbia Sportswear Co.	42,429
654	Comerica, Inc.	49,874
1,095	CommScope Holding Co., Inc. (a)	36,365
418	Concho Resources, Inc. (a)	55,059
1,084	ConocoPhillips	54,254
1,249	Copart, Inc. (a)	42,928
1,824	Corning, Inc.	54,574
1,844	Coty, Inc., Class A	30,481
575	CVS Health Corp.	46,759
3,093	Delta Air Lines, Inc.	149,145
1,209	DENTSPLY SIRONA, Inc.	72,310
1,909	DISH Network Corp., Class A (a)	103,525
527	Dover Corp.	48,163
472	Dr Pepper Snapple Group, Inc.	41,758
354	Duke Energy Corp.	29,708
795	Eagle Materials, Inc.	84,827
1,096	East West Bancorp, Inc.	65,519
416	EastGroup Properties, Inc.	36,658
1,651	Eaton Corp. plc	126,780
384	Ecolab, Inc.	49,386
547	Edison International	42,212
1,020	Electronic Arts, Inc. (a)	120,421
240	Energizer Holdings, Inc.	11,052
953	Entercom Communications Corp., Class A (j)	10,912
402	EOG Resources, Inc.	38,890
688	EQT Corp.	44,885
541	Eversource Energy	32,698
1,791	Evolent Health, Inc., Class A (a)	31,880
838	Exact Sciences Corp. (a)	39,487
310	Expedia, Inc.	44,621
1,420	Exxon Mobil Corp. (j)	116,412
1,520	Facebook, Inc., Class A (a)	259,722
685	Fidelity National Information Services, Inc.	63,972
1,594	Fifth Third Bancorp	44,600
493	First Republic Bank	51,499
400	Fiserv, Inc. (a)	51,584
932	Fortune Brands Home & Security, Inc.	62,658
1,019	Gap, Inc. (The)	30,091
464	Genuine Parts Co.	44,382
797	Global Payments, Inc.	75,739
1,291	GoDaddy, Inc., Class A (a)	56,171
2,555	Graphic Packaging Holding Co.	35,642
481	Guidewire Software, Inc. (a)	37,451
679	Hartford Financial Services Group, Inc. (The)	37,637
587	HCA Healthcare, Inc. (a)	46,719
2,465	Hewlett Packard Enterprise Co.	36,260
942	Hilton Grand Vacations, Inc. (a)	36,389
1,639	Hilton Worldwide Holdings, Inc.	113,829
277	Home Depot, Inc. (The)	45,306
522	Honeywell International, Inc.	73,988
317	Humana, Inc.	77,231
294	Illinois Tool Works, Inc.	43,500
282	Illumina, Inc. (a)	56,174
1,375	Intel Corp.	52,360
46	Intuitive Surgical, Inc. (a)	48,111
1,015	Invesco Ltd.	35,566
356	Jazz Pharmaceuticals plc (a)	52,065
314	John Bean Technologies Corp.	31,745
781	Johnson & Johnson	101,538
911	KapStone Paper and Packaging Corp.	19,577
1,826	Kimco Realty Corp.	35,698
2,613	Kinder Morgan, Inc.	50,117
274	Kite Pharma, Inc. (a)	49,268
200	KLA-Tencor Corp.	21,200
1,167	Kohl’s Corp.	53,274
1,546	Kroger Co. (The)	31,013
2,340	La Quinta Holdings, Inc. (a)	40,950
253	Lam Research Corp.	46,815
575	Lazard Ltd., Class A	26,002

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
416	Lennox International, Inc.	74,452
1,717	LKQ Corp. (a)	61,795
2,254	Loews Corp. (j)	107,876
251	LyondellBasell Industries NV, Class A	24,862
625	M&T Bank Corp.	100,650
1,002	Marathon Petroleum Corp.	56,192
195	Marsh & McLennan Cos., Inc.	16,343
232	Martin Marietta Materials, Inc.	47,845
1,194	Mastercard, Inc., Class A	168,593
1,411	Merck & Co., Inc.	90,346
2,951	Microsoft Corp.	219,820
378	Mid-America Apartment Communities, Inc.	40,401
245	Middleby Corp. (The) (a)	31,402
800	Mohawk Industries, Inc. (a) (j)	198,008
546	Molson Coors Brewing Co., Class B	44,575
695	Monster Beverage Corp. (a)	38,399
1,001	Morgan Stanley	48,218
465	Murphy USA, Inc. (a)	32,085
527	Nasdaq, Inc.	40,879
358	Netflix, Inc. (a)	64,923
2,271	Newell Brands, Inc.	96,904
656	Nexstar Media Group, Inc., Class A	40,869
794	NextEra Energy, Inc.	116,361
986	NiSource, Inc.	25,232
281	Nordstrom, Inc.	13,249
198	Norfolk Southern Corp.	26,184
257	Northern Trust Corp.	23,626
121	Northrop Grumman Corp.	34,814
796	Norwegian Cruise Line Holdings Ltd. (a)	43,024
523	NVIDIA Corp.	93,497
518	Occidental Petroleum Corp.	33,261
534	Old Dominion Freight Line, Inc.	58,799
627	Oshkosh Corp.	51,753
1,634	Outfront Media, Inc.	41,144
243	Palo Alto Networks, Inc. (a)	35,016
446	Park Hotels & Resorts, Inc.	12,292
212	Parker-Hannifin Corp.	37,104
1,605	PayPal Holdings, Inc. (a)	102,768
1,409	PBF Energy, Inc., Class A	38,903
137	PepsiCo, Inc.	15,266
4,232	Pfizer, Inc.	151,082
513	Philip Morris International, Inc.	56,948
653	Phillips 66	59,821
742	PNC Financial Services Group, Inc. (The)	99,999
587	Post Holdings, Inc. (a)	51,815
55	Priceline Group, Inc. (The) (a)	100,695
724	Procter & Gamble Co. (The)	65,870
297	Prudential Financial, Inc.	31,577
182	Public Storage	38,946
466	QUALCOMM, Inc.	24,157
1,648	Rayonier, Inc.	47,611
85	Raytheon Co.	15,859
509	Revance Therapeutics, Inc. (a)	14,023
587	S&P Global, Inc.	91,754
166	Sage Therapeutics, Inc. (a)	10,342
891	salesforce.com, Inc. (a)	83,237
154	Sempra Energy	17,576
503	ServiceNow, Inc. (a)	59,118
2,379	Shire plc	121,172
514	Sinclair Broadcast Group, Inc., Class A	16,474
1,422	Snap, Inc., Class A (a)	20,676
1,259	Southwest Airlines Co.	70,479
446	Spark Therapeutics, Inc. (a)	39,765
922	Splunk, Inc. (a)	61,248
255	Square, Inc., Class A (a)	7,347
1,163	Stanley Black & Decker, Inc.	175,578
1,277	SunTrust Banks, Inc.	76,326
986	T. Rowe Price Group, Inc.	89,381
460	Take-Two Interactive Software, Inc. (a)	47,026
665	Teladoc, Inc. (a)	22,045
116	Tesla, Inc. (a)	39,568
845	Texas Instruments, Inc.	75,746
4,072	TherapeuticsMD, Inc. (a)	21,541
333	Thermo Fisher Scientific, Inc.	63,004
398	Tiffany & Co.	36,528
1,064	Time Warner, Inc.	109,007
491	Travelers Cos., Inc. (The)	60,157
414	TreeHouse Foods, Inc. (a)	28,040
106	Ulta Beauty, Inc. (a)	23,962
530	United Technologies Corp.	61,522
1,719	UnitedHealth Group, Inc. (j)	336,666
806	Unum Group	41,211
1,275	US Bancorp	68,327
1,130	Vantiv, Inc., Class A (a)	79,631
591	Veeva Systems, Inc., Class A (a)	33,338
1,041	Verizon Communications, Inc.	51,519
423	Vertex Pharmaceuticals, Inc. (a)	64,313
1,618	Visa, Inc., Class A	170,278
609	VWR Corp. (a)	20,164

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
446	WABCO Holdings, Inc. (a)	66,008
451	Walgreens Boots Alliance, Inc.	34,826
526	Wayfair, Inc., Class A (a)	35,452
3,523	Wells Fargo & Co.	194,293
1,009	WestRock Co.	57,241
702	Weyerhaeuser Co.	23,889
1,284	Xcel Energy, Inc.	60,759

		14,159,031

	Total Common Stocks (Cost $23,908,686)	28,080,814

PRINCIPAL AMOUNT
Corporate Bonds — 2.5%
	Belgium — 0.0% (g)
20,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/2026	20,683
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	5,350

		26,033

	Canada — 0.1%
5,000	Brookfield Finance, Inc., 4.70%, 09/20/2047	5,033
22,000	Cenovus Energy, Inc., 5.40%, 06/15/2047 (e)	22,050
10,000	Emera US Finance LP, 4.75%, 06/15/2046	10,717
25,000	TransCanada PipeLines Ltd., 4.63%, 03/01/2034	27,327

		65,127

	Israel — 0.1%
35,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046	29,473

	United Kingdom — 0.1%
25,000	BAT Capital Corp., 4.54%, 08/15/2047 (e)	25,708
20,000	Reynolds American, Inc., 4.45%, 06/12/2025	21,456

		47,164

	United States — 2.2%
30,000	21st Century Fox America, Inc., 4.95%, 10/15/2045	32,802
15,000	Abbott Laboratories, 4.75%, 11/30/2036	16,522
15,000	AbbVie, Inc., 4.45%, 05/14/2046	15,779
15,000	Allergan Funding SCS, 4.55%, 03/15/2035	15,997
25,000	Altria Group, Inc., 3.88%, 09/16/2046	24,422
	Amazon.com, Inc.,
15,000	4.05%, 08/22/2047 (e)	15,167
20,000	4.25%, 08/22/2057 (e)	20,507
	American International Group, Inc.,
20,000	3.88%, 01/15/2035	19,576
5,000	4.80%, 07/10/2045	5,453
20,000	Amgen, Inc., 4.40%, 05/01/2045	20,882
	AT&T, Inc.,
20,000	4.35%, 06/15/2045	18,346
10,000	4.50%, 03/09/2048	9,215
10,000	5.25%, 03/01/2037	10,482
15,000	5.30%, 08/14/2058	15,115
	Bank of America Corp.,
30,000	(USD 3 Month LIBOR + 1.58%), 3.82%, 01/20/2028 (aa)	30,795
10,000	4.88%, 04/01/2044	11,453
15,000	Becton Dickinson and Co., 4.67%, 06/06/2047	15,727
20,000	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	19,526
5,000	CBS Corp., 4.60%, 01/15/2045	5,084
	Charter Communications Operating LLC,
20,000	6.38%, 10/23/2035	23,383
10,000	6.48%, 10/23/2045	11,752
	Citigroup, Inc.,
25,000	(USD 3 Month LIBOR + 1.56%), 3.89%, 01/10/2028 (aa)	25,654
6,000	4.65%, 07/30/2045	6,639
10,000	Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	11,999
10,000	Comcast Corp., 3.40%, 07/15/2046	9,211
10,000	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	9,940
15,000	Dell International LLC, 8.35%, 07/15/2046 (e)	19,162
15,000	Discovery Communications LLC, 5.20%, 09/20/2047	15,213
15,000	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	15,696
10,000	Energy Transfer LP, 5.15%, 02/01/2043	9,749
35,000	Enterprise Products Operating LLC, 4.90%, 05/15/2046	38,215
20,000	Exelon Corp., 4.45%, 04/15/2046	20,932
20,000	Express Scripts Holding Co., 4.80%, 07/15/2046	21,107
	Ford Motor Co.,
35,000	4.75%, 01/15/2043	34,297

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States — continued
	10,000	5.29%, 12/08/2046	10,428
		General Motors Co.,
	15,000	5.00%, 04/01/2035	15,302
	30,000	5.20%, 04/01/2045	30,331
		Gilead Sciences, Inc.,
	20,000	4.15%, 03/01/2047	20,599
	15,000	4.60%, 09/01/2035	16,553
		Goldman Sachs Group, Inc. (The),
	10,000	3.50%, 11/16/2026	10,026
	15,000	3.85%, 01/26/2027	15,322
	10,000	4.75%, 10/21/2045	11,155
	20,000	Halliburton Co., 5.00%, 11/15/2045	21,924
	5,000	Harris Corp., 5.05%, 04/27/2045	5,723
	20,000	Hess Corp., 5.80%, 04/01/2047	20,466
		Kraft Heinz Foods Co.,
	35,000	4.38%, 06/01/2046	34,300
	10,000	5.00%, 06/04/2042	10,705
		Kroger Co. (The),
	25,000	3.88%, 10/15/2046	21,736
	10,000	4.65%, 01/15/2048	9,671
	10,000	Marathon Petroleum Corp., 4.75%, 09/15/2044	9,943
	20,000	MetLife, Inc., 4.60%, 05/13/2046	21,999
	10,000	Microsoft Corp., 4.10%, 02/06/2037 (j)	10,913
		Morgan Stanley,
	10,000	3.63%, 01/20/2027	10,139
	25,000	4.30%, 01/27/2045	26,316
	10,000	MPLX LP, 5.20%, 03/01/2047	10,464
	20,000	Mylan NV, 5.25%, 06/15/2046	21,683
	17,000	Noble Energy, Inc., 5.05%, 11/15/2044	17,536
	20,000	ONEOK Partners LP, 6.20%, 09/15/2043	22,781
	15,000	Oracle Corp., 4.00%, 07/15/2046	15,511
	20,000	Owens Corning, 4.30%, 07/15/2047	19,066
	10,000	Philip Morris International, Inc., 4.88%, 11/15/2043	11,171
	25,000	Phillips 66, 4.88%, 11/15/2044	27,231
	5,000	Phillips 66 Partners LP, 4.90%, 10/01/2046	5,002
	15,000	Southern Power Co., Series F, 4.95%, 12/15/2046	15,940
	15,000	Spectra Energy Partners LP, 4.50%, 03/15/2045	15,101
	20,000	Sunoco Logistics Partners Operations LP, 5.35%, 05/15/2045	19,976
		Verizon Communications, Inc.,
	30,000	4.13%, 08/15/2046	27,256
	10,000	4.27%, 01/15/2036	9,819
	15,000	5.01%, 04/15/2049	15,457
	5,000	5.50%, 03/16/2047	5,548
		Viacom, Inc.,
	20,000	4.38%, 03/15/2043	17,220
	10,000	4.85%, 12/15/2034	9,420
	5,000	5.25%, 04/01/2044	4,786
	10,000	Vulcan Materials Co., 4.50%, 06/15/2047	10,139

			1,230,457

		Total Corporate Bonds (Cost $1,391,045)	1,398,254

	Foreign Government Securities — 9.0%
		Australia — 1.2%
AUD	814,000	Australia Government Bond, Reg. S, 5.25%, 03/15/2019	669,528

		Canada — 1.7%
		Canada Government Bond,
CAD	400,000	1.50%, 03/01/2020	320,151
CAD	400,000	1.50%, 06/01/2026	305,840
CAD	443,000	1.75%, 03/01/2019	356,480

			982,471

		France — 0.5%
EUR	171,000	France Government Bond, Reg. S, 3.25%, 05/25/2045	268,985

		Italy — 1.2%
		Italy Government Bond,
EUR	390,000	0.45%, 06/01/2021	462,593
EUR	84,000	Reg. S, 3.50%, 03/01/2030	110,531
EUR	69,000	Reg. S, 4.75%, 09/01/2044	103,325

			676,449

		Japan — 2.6%
JPY	133,750,000	Government of Japan, 0.10%, 06/20/2026	1,196,672
JPY	30,000,000	Japan Government Bond, 0.10%, 12/20/2026	268,095

			1,464,767

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
		Spain — 0.8%
EUR	321,000	Spain Government Bond, Reg. S, 4.00%, 04/30/2020	419,871

		United Kingdom — 1.0%
GBP	420,000	U.K. Treasury Bond, Reg. S, 1.50%, 07/22/2026	574,169

		Total Foreign Government Securities (Cost $4,943,213)	5,056,240

SHARES			VALUE($)
	Investment Companies — 20.2% (b)
	99,952	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,800,664
	331,514	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	2,811,236
	766,790	JPMorgan High Yield Fund, Class R6 Shares	5,750,922

		Total Investment Companies (Cost $10,208,994)	11,362,822

NUMBER OF CONTRACTS
	Options Purchased — 0.8%
		Call Options Purchased — 0.8%
		Europe — 0.2%
	41	Euro STOXX 50 Index, expiring 12/15/2017 at EUR 3,400.00, European Style Notional Amount: – EUR 1,473,889 Exchange Traded (a)	101,035

		Japan — 0.2%
	14	TOPIX Index, expiring 12/08/2017 at JPY1,600.00, European Style Notional Amount: – JPY 234,465,000 Exchange Traded (a)	118,196

		United States — 0.4%
	1,476	iShares MSCI Emerging Markets Fund, expiring 12/15/2017 at $45.00, American Style Notional Amount: – $6,613,956 Exchange Traded (a)	177,120
	9	Newell Brands Inc., expiring 01/19/2018 at $50.00, American Style Notional Amount: – $38,403 Exchange Traded (a)	270
	14	S&P 500 Index, expiring 12/15/2017 at $2,500.00, European Style Notional Amount: – $3,527,104 Exchange Traded (a)	73,850

			251,240

		Total Options Purchased (Cost $384,807)	470,471

NUMBER OF RIGHTS
	Rights — 0.0% (g)
		United States — 0.0% (g)
	902	Media General, Inc., CVR (a) (bb) (Cost $–)	44

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 3.8%
		U.S. Treasury Bonds,
	259,400	3.63%, 08/15/2043	297,439
	316,300	3.75%, 08/15/2041	369,465
	111,500	5.38%, 02/15/2031	149,227
	70,300	6.13%, 08/15/2029	97,481
		U.S. Treasury Notes,
	1,100,000	0.75%, 01/31/2018 (k)	1,098,481
	160,500	2.13%, 05/15/2025	159,409

		Total U.S. Treasury Obligations (Cost $2,174,170)	2,171,502

	Short-Term Investments— 9.0%
		Foreign Government Treasury Bills— 1.5%
		Canadian Treasury Bills, (Canada),
CAD	352,000	0.61%, 10/19/2017 (n)	281,978
CAD	352,000	0.63%, 11/16/2017 (n)	281,721
CAD	352,000	0.64%, 12/14/2017 (n)	281,485

		Total Foreign Government Treasury Bills (Cost $796,677)	845,184

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 7.5%
4,215,131	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l)	4,215,131

	Total Short-Term Investments (Cost $5,011,808)	5,060,315

	Total Investments — 99.8% (Cost $50,573,919)	56,280,557
	Other Assets in Excess of Liabilities — 0.2%	107,525

	NET ASSETS — 100.0%	$56,388,082

Short Positions — 1.0%
Common Stocks — 1.0%
	Sweden — 0.0% (g)
33	Autoliv, Inc.	4,079

	United States — 1.0%
345	Brunswick Corp.	19,310
358	Cardinal Health, Inc.	23,957
71	Church & Dwight Co., Inc.	3,440
28	CME Group, Inc.	3,799
48	Consolidated Edison, Inc.	3,873
215	Coty, Inc., Class A	3,554
37	Crown Castle International Corp.	3,699
51	Dominion Energy, Inc.	3,923
88	Domtar Corp.	3,818
204	Express Scripts Holding Co. (a)	12,917
1,349	General Electric Co.	32,619
337	General Mills, Inc.	17,443
398	Harley-Davidson, Inc.	19,188
73	International Paper Co.	4,148
136	Interpublic Group of Cos., Inc. (The)	2,827
235	Jack in the Box, Inc.	23,951
622	Johnson Controls International plc	25,060
129	Juniper Networks, Inc.	3,590
200	Kellogg Co.	12,474
1,083	Kimberly-Clark Corp.	127,447
361	Molson Coors Brewing Co., Class B	29,472
450	Mondelez International, Inc., Class A	18,297
62	National Fuel Gas Co.	3,510
81	NetApp, Inc.	3,545
166	NIKE, Inc., Class B	8,607
483	Omnicom Group, Inc.	35,776
36	Packaging Corp. of America	4,129
88	Papa John’s International, Inc.	6,430
30	Praxair, Inc.	4,192
443	SCANA Corp.	21,481
155	Seagate Technology plc	5,141
284	Sealed Air Corp.	12,133
381	Southern Co. (The)	18,722
64	Sysco Corp.	3,453
176	TJX Cos., Inc. (The)	12,977
60	Ventas, Inc.	3,908
55	Welltower, Inc.	3,865
55	WR Berkley Corp.	3,671

		550,346

	Total Securities Sold Short (Proceeds $574,155)	554,425

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2017

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Fixed Income Funds	15.2%
Diversified Financial Services	9.8
Banks	5.3
International Equity Funds	5.0
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	3.3
Insurance	2.5
Collateralized Mortgage Obligations	2.3
U.S. Treasury Notes	2.3
Capital Markets	2.0
Internet Software & Services	1.7
Software	1.7
IT Services	1.7
U.S. Treasury Bonds	1.6
Foreign Government Treasury Bills	1.5
Beverages	1.4
Machinery	1.4
Semiconductors & Semiconductor Equipment	1.3
Automobiles	1.2
Media	1.2
Diversified Telecommunication Services	1.2
Health Care Providers & Services	1.2
Electric Utilities	1.1
Metals & Mining	1.0
Household Durables	1.0
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	19.0
Short-Term Investments	7.6

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Household Products	23.6%
Food Products	8.7
Media	7.0
Health Care Providers & Services	6.7
Industrial Conglomerates	5.9
Hotels, Restaurants & Leisure	5.5
Beverages	5.3
Multi-Utilities	5.3
Building Products	4.5
Containers & Packaging	3.7
Leisure Products	3.5
Automobiles	3.4
Electric Utilities	3.4
Specialty Retail	2.3
Equity Real Estate Investment Trusts (REITs)	2.0
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	1.5
Others (each less than 1.0%)	6.1

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	3	12/2017	AUD	298,955	(6,346)
Canada 10 Year Bond	3	12/2017	CAD	325,305	(1,230)
EURO STOXX 50 Index	8	12/2017	EUR	338,359	9,055
Foreign Exchange EUR/USD	24	12/2017	USD	3,559,350	(55,927)
Foreign Exchange JPY/USD	15	12/2017	USD	1,672,500	(72,656)
FTSE 100 Index	2	12/2017	GBP	196,606	(517)
Russell 2000 E-Mini Index	5	12/2017	USD	373,225	22,517
S&P 500 E-Mini Index	2	12/2017	USD	251,610	2,231
TOPIX Index	1	12/2017	JPY	148,956	4,959

					(97,914)

Short Contracts
EURO STOXX 50 Index	(19)	12/2017	EUR	(803,603)	(10,980)
Euro-Buxl	(1)	12/2017	EUR	(192,957)	4,132
FTSE 100 Index	(7)	12/2017	GBP	(688,121)	465
MSCI Emerging Markets E-Mini Index	(10)	12/2017	USD	(544,650)	12,779
TOPIX Index	(3)	12/2017	JPY	(446,867)	(6,257)
U.S. Treasury 10 Year Note	(7)	12/2017	USD	(876,750)	7,828

					7,967

					(89,947)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of September 30, 2017:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	856,229	CAD	1,051,957	TD Bank Financial Group	10/27/2017	13,001
USD	969,789	AUD	1,222,264	Australia & New Zealand Banking Group Ltd.	12/28/2017	12,019
USD	1,371,168	CAD	1,684,118	TD Bank Financial Group	12/28/2017	20,681
USD	1,832,841	EUR	1,520,698	Barclays Bank plc	12/28/2017	26,505
USD	788,431	GBP	579,593	Australia & New Zealand Banking Group Ltd.	12/28/2017	9,629
USD	1,993,757	JPY	222,409,497	State Street Corp.	12/28/2017	8,286

Total unrealized appreciation						90,121

AUD	322,391	USD	257,189	Australia & New Zealand Banking Group Ltd.	12/28/2017	(4,563)
CAD	443,976	USD	361,660	Royal Bank of Canada	12/28/2017	(5,637)
EUR	362,362	USD	437,078	Australia & New Zealand Banking Group Ltd.	12/28/2017	(6,652)
GBP	153,967	USD	208,832	HSBC Bank, NA	12/28/2017	(1,946)
JPY	57,719,162	USD	518,956	National Australia Bank Ltd.	12/28/2017	(3,691)

Total unrealized depreciation						(22,489)

Net unrealized appreciation						67,632

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities as collateral is $1,077,042.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(n)	—	The rate shown is the effective yield as of September 30, 2017.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$369,044	$1,046,376	$1,415,420
Collateralized Mortgage Obligations
United States	—	1,264,675	—	1,264,675
Common Stocks
Australia	—	802,190	—	802,190
Austria	—	73,665	—	73,665
Belgium	—	160,180	—	160,180
Canada	281,930	—	—	281,930
Denmark	—	119,716	—	119,716
Finland	98,548	199,273	—	297,821
France	—	1,323,123	—	1,323,123
Germany	—	1,549,031	—	1,549,031
Hong Kong	—	344,185	—	344,185
Ireland	85,285	—	—	85,285
Israel	44,070	—	—	44,070
Italy	—	449,891	—	449,891
Japan	—	3,333,082	—	3,333,082
Luxembourg	—	77,002	—	77,002
Netherlands	—	861,287	—	861,287
Norway	—	51,311	—	51,311
Portugal	—	34,668	—	34,668
Singapore	—	107,758	—	107,758
Spain	—	409,855	—	409,855
Sweden	—	109,743	—	109,743
Switzerland	—	1,273,510	—	1,273,510
United Kingdom	13,334	2,119,146	—	2,132,480
United States	14,037,859	121,172	—	14,159,031

Total Common Stocks	14,561,026	13,519,788	—	28,080,814

Corporate Bonds
Belgium	—	26,033	—	26,033
Canada	—	65,127	—	65,127
Israel	—	29,473	—	29,473
United Kingdom	—	47,164	—	47,164
United States	—	1,230,457	—	1,230,457

Total Corporate Bonds	—	1,398,254	—	1,398,254

Foreign Government Securities	—	5,056,240	—	5,056,240
Investment Companies	11,362,822	—	—	11,362,822

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Call Options Purchased	251,240	219,231	—	470,471
Rights
United States	—	—	44	44
U.S. Treasury Obligations
United States	—	2,171,502	—	2,171,502
Short-Term Investments
Foreign Government Treasury Bills	—	845,184	—	845,184
Investment Company	4,215,131	—	—	4,215,131

Total Investments in Securities	$30,390,219	$24,843,918	$1,046,420	$56,280,557

Liabilities
Common Stocks
Sweden	$(4,079)	$—	$—	$(4,079)
United States	(550,346)	—	—	(550,346)

Total Liabilities in Securities Sold Short	$(554,425)	$—	$—	$(554,425)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$90,121	$—	$90,121
Futures Contracts	49,487	14,479	—	63,966

Total Appreciation in Other Financial Instruments	$49,487	$104,600	$—	$154,087

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(22,489)	$—	$(22,489)
Futures Contracts	(136,159)	(17,754)	—	(153,913)

Total Depreciation in Other Financial Instruments	$(136,159)	$(40,243)	$—	$(176,402)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Transfers between fair values are valued utilizing values as of the beginning of the year.

There were no significant transfers among any levels during the period ended September 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Investments in Securities
Asset-Backed Securities — United States	$1,667,376	$13,768	$31,214	$3,095	126,955	(817,263)	$114,395	$(93,164)	$1,046,376
Rights — United States	—	1,778	44	—	—	(1,778)	—	—	44
	$1,667,376	$15,546	$31,258	$3,095	$126,955	$(819,041)	$114,395	$(93,164)	$1,046,420

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to $32,611.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,046,376	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (5.77%)
			Constant Default Rate	2.48% - 6.90% (4.80%)
			Yield (Discount Rate of Cash Flows)	2.03% - 6.93% (3.31%)
Asset-Backed Securities	1,046,376

	44	Pending Distribution Amount	Expected Recovery	$0.049 ($0.049)

Rights	—

Total	$1,046,420

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Portfolio used instruments including futures, forward foreign currency, exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against the counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

The Portfolio may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.9%
	United States — 4.9%
62,064	ABFC Trust, Series 2004-OPT5, Class A1, 1.94%, 06/25/2034 (z) (bb)	61,813
116,630	ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, 2.21%, 11/25/2033 (z)	114,426
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
63,111	Series 2003-10, Class M1, 2.29%, 12/25/2033 (z) (bb)	62,279
83,196	Series 2003-10, Class M2, 3.79%, 12/25/2033 (z) (bb)	81,309
27,236	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.61%, 03/25/2027 (bb)	27,172
92,695	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class M2, 3.71%, 11/25/2033 (z)	92,875
34,251	Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M2, 3.11%, 07/25/2034 (z) (bb)	33,907
	Countrywide Asset-Backed Certificates,
32,144	Series 2004-2, Class M1, 1.99%, 05/25/2034 (z) (bb)	32,088
110,508	Series 2006-19, Class 2A2, 1.40%, 03/25/2037 (z) (bb)	109,450
	CWABS, Inc. Asset-Backed Certificates Trust,
84,284	Series 2004-5, Class M3, 2.96%, 07/25/2034 (z) (bb)	83,880
52,678	Series 2004-5, Class M5, 3.56%, 05/25/2034 (z)	50,810
	Fremont Home Loan Trust,
83,591	Series 2003-A, Class M1, 2.21%, 08/25/2033 (z) (bb)	80,649
76,308	Series 2004-1, Class M4, 2.66%, 02/25/2034 (z) (bb)	76,669
217,902	GSAMP Trust, Series 2003-SEA, Class A1, 1.64%, 02/25/2033 (z)	214,507
	Home Equity Asset Trust,
100,000	Series 2005-7, Class M1, 1.69%, 01/25/2036 (z) (bb)	100,108
57,065	Series 2007-2, Class 2A2, 1.42%, 07/25/2037 (z) (bb)	56,894
67,415	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, 1.43%, 06/25/2036 (z) (bb)	65,487
43,379	Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class M1, 2.14%, 09/25/2034 (z) (bb)	42,815
	Morgan Stanley ABS Capital I, Inc. Trust,
38,074	Series 2003-NC10, Class M1, 2.26%, 10/25/2033 (z) (bb)	37,710
203,010	Series 2003-SD1, Class M1, 3.49%, 03/25/2033 (z) (bb)	198,124
88,297	Series 2004-HE3, Class M1, 2.09%, 03/25/2034 (z) (bb)	85,841
74,555	Series 2004-NC7, Class M2, 2.17%, 07/25/2034 (z) (bb)	75,144
250,000	RAMP Trust, Series 2005-RS6, Class M4, 2.21%, 06/25/2035 (z) (bb)	250,064
39,215	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1.74%, 12/25/2033 (z)	38,526
123,500	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M3, 3.26%, 08/25/2034 (z) (bb)	117,326
25,140	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.21%, 10/25/2033 (z) (bb)	25,041
121,316	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1.41%, 01/25/2037 (z)	117,538
81,645	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 1.39%, 01/25/2037 (z) (bb)	80,965

	Total Asset-Backed Securities (Cost $2,308,479)	2,413,417

Collateralized Mortgage Obligations — 3.5%
	United States — 3.5%
48,953	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 3.45%, 06/25/2045 (z)	49,560
34,870	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.23%, 02/20/2036 (z)	34,472
22,186	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, 3.47%, 02/25/2035 (z)	21,955
61,454	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.56%, 05/25/2035 (z)	62,153
	Bear Stearns ARM Trust
159,996	Series 2004-9, Class 22A1, 3.86%, 11/25/2034 (z)	160,980
35,121	Series 2006-1, Class A1, 2.91%, 02/25/2036 (z)	35,171
79,275	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.69%, 09/25/2035 (z)	80,216
28,508	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, 3.05%, 02/25/2035 (z)	28,451

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — continued
	United States — continued
233,817	FNMA, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 1.79%, 01/25/2030 (z)	233,724
61,372	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, 1.68%, 05/25/2035 (z)	58,705
	Impac CMB Trust
80,329	Series 2004-6, Class 1A2, 2.02%, 10/25/2034 (z)	78,608
121,583	Series 2004-7, Class 1A2, 2.16%, 11/25/2034 (z)	118,153
13,370	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/2036	12,310
35,774	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.29%, 04/21/2034 (z)	36,586
18,732	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, 5.15%, 01/25/2037 (z)	18,151
43,056	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, 3.50%, 07/25/2034 (z)	42,402
73,077	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 1.52%, 12/25/2035 (z)	70,997
13,686	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	13,670
	WaMu Mortgage Pass-Through Certificates Trust
31,057	Series 2005-AR3, Class A1, 3.06%, 03/25/2035 (z)	30,525
52,215	Series 2005-AR5, Class A6, 3.00%, 05/25/2035 (z)	52,595
	Wells Fargo Mortgage-Backed Securities Trust
55,880	Series 2004-EE, Class 2A2, 3.33%, 12/25/2034 (z)	57,275
67,922	Series 2004-W, Class A1, 3.11%, 11/25/2034 (z)	68,319
45,492	Series 2004-Z, Class 2A2, 3.01%, 12/25/2034 (z)	46,284
16,406	Series 2005-16, Class A8, 5.75%, 01/25/2036	17,492
33,772	Series 2005-AR1, Class 1A1, 3.12%, 02/25/2035 (z)	34,370
26,987	Series 2005-AR2, Class 2A2, 3.17%, 03/25/2035 (z)	27,252
57,957	Series 2005-AR3, Class 1A1, 3.40%, 03/25/2035 (z)	59,451
42,342	Series 2005-AR3, Class 2A1, 3.48%, 03/25/2035 (z)	42,851
51,669	Series 2006-AR2, Class 2A3, 3.18%, 03/25/2036 (z)	52,005
43,336	Series 2006-AR3, Class A3, 3.25%, 03/25/2036 (z)	42,906

	Total Collateralized Mortgage Obligations (Cost $1,636,503)	1,687,589

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
57,761	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z) (Cost $56,118)	46,147

SHARES
Common Stocks — 37.7%
	Australia — 0.5%
2,959	BHP Billiton plc	52,214
8,852	Goodman Group	57,313
30,286	Mirvac Group	54,481
27,320	Scentre Group	84,335

		248,343

	Belgium — 0.2%
324	KBC Group NV	27,488
446	Proximus SADP	15,376
263	Warehouses De Pauw CVA	29,685

		72,549

	Brazil — 0.8%
20,983	Ambev SA (Preference)	139,394
13,154	BB Seguridade Participacoes SA	118,368
2,300	Cielo SA	15,926
6,853	Engie Brasil Energia SA	79,064
1,542	Smiles SA (a)	38,950

		391,702

	Canada — 0.3%
1,557	Allied Properties REIT	49,714
1,777	TransCanada Corp.	87,828

		137,542

	Chile — 0.3%
4,454	Banco Santander Chile, ADR	132,328

	China — 0.7%
8,000	China Mobile Ltd.	81,216
16,000	China Resources Power Holdings Co. Ltd.	28,979
143,000	CNOOC Ltd.	185,121

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	China — continued
72,000	Lenovo Group Ltd.	39,849

		335,165

	Czech Republic — 0.4%
2,398	Komercni banka A/S	104,722
28,495	Moneta Money Bank A/S, Reg. S (e)	100,329

		205,051

	Denmark — 0.5%
2,604	Danske Bank A/S	104,352
1,695	Novo Nordisk A/S, Class B	81,494
381	Pandora A/S	37,670
1,413	Tryg A/S	32,670

		256,186

	Finland — 0.8%
821	Elisa OYJ	35,368
1,171	Fortum OYJ	23,399
404	Neste OYJ	17,657
5,006	Nokia OYJ	30,079
783	Nokian Renkaat OYJ	34,841
272	Orion OYJ, Class B	12,629
860	Sampo OYJ, Class A	45,515
1,708	Stora Enso OYJ, Class R	24,160
6,557	UPM-Kymmene OYJ	177,899

		401,547

	France — 2.5%
2,146	AXA SA	64,878
1,021	BNP Paribas SA	82,370
393	Bouygues SA	18,656
493	Cie de Saint-Gobain	29,373
763	Cie Generale des Etablissements Michelin	111,323
936	CNP Assurances	21,943
1,423	Credit Agricole SA	25,905
1,487	Electricite de France SA	18,060
2,484	Engie SA	42,182
1,184	Eutelsat Communications SA	35,050
333	Fonciere Des Regions	34,597
170	Imerys SA	15,360
1,008	Klepierre SA	39,591
4,513	Natixis SA	36,117
917	Peugeot SA	21,829
237	Renault SA	23,287
820	Sanofi	81,628
891	Schneider Electric SE (a)	77,589
879	SCOR SE	36,864
976	Societe Generale SA	57,195
1,907	TOTAL SA	102,395
695	Unibail-Rodamco SE	169,123
896	Veolia Environnement SA	20,705
796	Vinci SA	75,631

		1,241,651

	Germany — 1.9%
762	Allianz SE (Registered)	171,135
2,790	Aroundtown SA	19,950
231	Axel Springer SE	14,857
605	BASF SE	64,454
331	Bayerische Motoren Werke AG	33,595
1,971	Daimler AG (Registered)	157,335
868	Deutsche Post AG (Registered)	38,691
2,343	Deutsche Telekom AG (Registered)	43,754
670	Deutsche Wohnen SE	28,474
2,641	E.ON SE	29,940
301	Hannover Rueck SE	36,303
197	HUGO BOSS AG	17,383
412	Innogy SE, Reg. S (e)	18,354
473	METRO AG (a)	9,998
125	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,753
972	RWE AG (a)	22,113
852	Schaeffler AG (Preference)	13,747
530	Siemens AG (Registered)	74,788
4,861	Telefonica Deutschland Holding AG	27,317
2,096	TUI AG	35,568
541	Vonovia SE	23,040

		907,549

	Hong Kong — 0.8%
4,400	Hang Seng Bank Ltd.	107,570
82,000	HKT Trust & HKT Ltd.	99,618
4,800	Hongkong Land Holdings Ltd.	34,611
6,000	Link REIT	48,792
15,600	Sands China Ltd.	81,590

		372,181

	Hungary — 0.2%
2,674	OTP Bank plc	100,387

	India — 0.2%
7,692	Infosys Ltd., ADR	112,226

	Indonesia — 0.2%
3,378	Telekomunikasi Indonesia Persero Tbk. PT, ADR	115,865

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Ireland — 0.0% (g)
2,161	Bank of Ireland Group plc	17,700

	Italy — 0.7%
1,464	Assicurazioni Generali SpA	27,306
672	Atlantia SpA	21,234
18,465	Enel SpA	111,239
16,488	Intesa Sanpaolo SpA	58,373
1,621	Mediobanca SpA	17,420
4,617	Poste Italiane SpA, Reg. S (e)	34,012
5,106	Snam SpA	24,606
3,253	Terna Rete Elettrica Nazionale SpA	19,007

		313,197

	Japan — 1.0%
9	Activia Properties, Inc.	37,352
2,000	Bridgestone Corp.	90,807
1,800	Daiwa House Industry Co. Ltd.	62,177
1,100	Japan Airlines Co. Ltd.	37,236
57	Japan Hotel REIT Investment Corp.	36,029
2,400	Japan Tobacco, Inc.	78,650
25	Nippon Prologis REIT, Inc.	52,694
1,300	Nippon Telegraph & Telephone Corp.	59,567
12	Orix JREIT, Inc.	17,234

		471,746

	Mexico — 0.6%
18,652	Bolsa Mexicana de Valores SAB de CV	31,128
43,393	Fibra Uno Administracion SA de CV	73,203
60,816	Kimberly-Clark de Mexico SAB de CV, Class A	123,937
34,689	Wal-Mart de Mexico SAB de CV	79,436

		307,704

	Netherlands — 1.3%
670	ABN AMRO Group NV, Reg. S, CVA (e)	20,063
6,326	Aegon NV	36,874
271	Akzo Nobel NV	24,994
232	Eurocommercial Properties NV, CVA	9,921
5,908	ING Groep NV	108,898
4,904	Koninklijke Ahold Delhaize NV	91,629
7,170	Koninklijke KPN NV	24,606
2,866	NN Group NV	120,018
292	Randstad Holding NV	18,047
5,259	Royal Dutch Shell plc, Class B	161,904
660	Vastned Retail NV	29,408

		646,362

	Norway — 0.3%
1,291	DNB ASA	26,065
627	Gjensidige Forsikring ASA	10,922
2,209	Statoil ASA	44,411
1,879	Telenor ASA	39,806

		121,204

	Portugal — 0.0% (g)
4,622	EDP - Energias de Portugal SA	17,428

	Russia — 0.9%
1,140	LUKOIL PJSC, ADR	60,460
2,955	MMC Norilsk Nickel PJSC, ADR	50,924
66,833	Moscow Exchange MICEX-RTS PJSC	134,113
2,157	PhosAgro PJSC, Reg. S, GDR	30,753
21,240	Sberbank of Russia PJSC	71,022
4,979	Sberbank of Russia PJSC, ADR	71,050
1,552	Severstal PJSC, Reg. S, GDR	23,445

		441,767

	Singapore — 0.1%
3,820	Ascendas REIT	7,508
3,300	CapitaLand Commercial Trust	4,035
2,700	DBS Group Holdings Ltd.	41,564

		53,107

	South Africa — 1.0%
13,396	AVI Ltd.	96,952
5,835	Barclays Africa Group Ltd.	59,890
32,608	FirstRand Ltd.	125,389
2,431	Investec plc	17,772
8,583	MMI Holdings Ltd.	10,999
690	Mondi plc	18,551
2,608	SPAR Group Ltd. (The)	32,206
5,663	Vodacom Group Ltd.	67,369
16,329	Woolworths Holdings Ltd.	72,303

		501,431

	South Korea — 0.6%
647	Kangwon Land, Inc. (w)	19,796
1,074	KT&G Corp. (w)	99,110
47	Samsung Electronics Co. Ltd. (w)	105,760
21	Samsung Fire & Marine Insurance Co. Ltd. (w)	5,146
1,547	SK Telecom Co. Ltd., ADR	38,041

		267,853

	Spain — 1.3%
1,948	Abertis Infraestructuras SA	39,383
492	ACS Actividades de Construccion y Servicios SA	18,252
101	Aena SME SA, Reg. S (e)	18,254
5,029	Banco Bilbao Vizcaya Argentaria SA	44,961

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Spain — continued
11,488	Banco de Sabadell SA	24,016
10,360	Banco Santander SA	72,467
3,157	Bankia SA	15,241
1,770	Bankinter SA	16,764
4,646	CaixaBank SA	23,321
2,463	Distribuidora Internacional de Alimentacion SA	14,384
1,248	Enagas SA	35,166
1,258	Endesa SA	28,387
1,136	Gas Natural SDG SA	25,165
18,789	Iberdrola SA	146,096
6,960	Mapfre SA	22,680
2,401	Repsol SA	44,309
3,473	Telefonica SA	37,741

		626,587

	Sweden — 0.6%
544	Electrolux AB, Series B	18,515
518	ICA Gruppen AB	19,487
568	Kinnevik AB, Class B	18,556
4,032	Nordea Bank AB	54,743
3,250	Skandinaviska Enskilda Banken AB, Class A	42,878
800	SKF AB, Class B	17,466
2,947	Svenska Handelsbanken AB, Class A	44,524
1,645	Swedbank AB, Class A	45,553
482	Swedish Match AB	16,928
2,977	Tele2 AB, Class B	34,114

		312,764

	Switzerland — 1.4%
1,531	ABB Ltd. (Registered)	37,859
1,239	Ferguson plc	81,290
9,844	Glencore plc (a)	45,184
1,247	LafargeHolcim Ltd. (Registered) (a)	73,005
1,867	Novartis AG (Registered)	160,142
1,991	Swiss Re AG	180,473
2,687	UBS Group AG (Registered) (a)	45,966
122	Zurich Insurance Group AG	37,281

		661,200

	Taiwan — 0.5%
6,954	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	261,123

	Thailand — 0.4%
4,400	Siam Cement PCL (The), NVDR	65,967
20,000	Siam Commercial Bank PCL (The), NVDR	91,754
18,900	Thai Oil PCL, NVDR	52,421

		210,142

	Turkey — 0.3%
1,820	Ford Otomotiv Sanayi A/S	23,290
6,420	Tofas Turk Otomobil Fabrikasi A/S	55,626
2,079	Tupras Turkiye Petrol Rafinerileri A/S	70,949

		149,865

	United Kingdom — 5.0%
1,636	3i Group plc	20,030
1,891	Anglo American plc	33,997
6,942	Aviva plc	47,913
4,450	Barratt Developments plc	36,660
1,079	Berkeley Group Holdings plc	53,774
3,665	British American Tobacco plc	229,443
8,537	British Land Co. plc (The)	68,925
7,678	Centrica plc	19,244
1,392	Compass Group plc	29,535
30,780	Direct Line Insurance Group plc	150,055
851	easyJet plc	13,887
5,436	G4S plc	20,281
3,641	GKN plc	16,871
3,730	GlaxoSmithKline plc	74,565
2,180	Hammerson plc	15,697
27,575	HSBC Holdings plc	272,484
985	IMI plc	16,412
2,304	International Consolidated Airlines Group SA	18,362
5,418	J Sainsbury plc	17,274
1,278	Land Securities Group plc	16,666
12,346	Legal & General Group plc	43,032
74,809	Lloyds Banking Group plc	67,983
2,401	Meggitt plc	16,770
4,084	NewRiver REIT plc	18,536
306	Next plc	21,571
7,673	Old Mutual plc	19,988
3,939	Persimmon plc	136,318
1,899	Prudential plc	45,444
5,262	Rio Tinto plc	244,942
2,213	RSA Insurance Group plc	18,489
6,555	Safestore Holdings plc	38,387
368	Schroders plc	16,555
6,259	Segro plc	45,000
554	Severn Trent plc	16,137
847	Smiths Group plc	17,914
1,108	St James’s Place plc	17,030
7,001	Standard Life Aberdeen plc	40,696

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United Kingdom — continued
33,956	Taylor Wimpey plc	88,997
11,245	Tritax Big Box REIT plc	21,457
1,725	Unilever plc	99,842
85,063	Vodafone Group plc	238,193

		2,445,356

	United States — 11.4%
824	Accenture plc, Class A	111,298
464	Alexandria Real Estate Equities, Inc.	55,202
2,200	Altria Group, Inc.	139,524
209	American Tower Corp.	28,566
475	Analog Devices, Inc.	40,931
781	Apartment Investment & Management Co., Class A	34,255
695	Apple, Inc.	107,113
3,596	AT&T, Inc.	140,855
748	AvalonBay Communities, Inc.	133,458
2,798	Brandywine Realty Trust	48,937
1,358	Brixmor Property Group, Inc.	25,530
1,033	Camden Property Trust	94,468
502	CME Group, Inc.	68,111
4,168	Comcast Corp., Class A (a)	160,385
1,202	Digital Realty Trust, Inc.	142,233
1,765	DowDuPont, Inc.	122,213
763	Duke Realty Corp.	21,990
1,225	Eaton Corp. plc	94,068
135	Equity LifeStyle Properties, Inc.	11,486
351	Equity Residential	23,141
562	Extra Space Storage, Inc.	44,915
2,346	General Motors Co.	94,731
1,165	Gramercy Property Trust	35,241
3,917	HCP, Inc.	109,010
1,135	Healthcare Trust of America, Inc., Class A	33,823
1,105	Highwoods Properties, Inc.	57,559
633	Home Depot, Inc. (The)	103,533
3,938	Host Hotels & Resorts, Inc.	72,814
2,977	HP, Inc.	59,421
1,032	International Business Machines Corp.	149,723
461	JBG SMITH Properties (a)	15,771
1,090	Johnson & Johnson	141,711
2,470	Kimco Realty Corp.	48,289
1,853	Kinder Morgan, Inc.	35,541
701	KLA-Tencor Corp.	74,306
1,037	LaSalle Hotel Properties	30,094
1,333	Liberty Property Trust	54,733
911	Macerich Co. (The)	50,078
1,733	MetLife, Inc.	90,029
2,388	Microsoft Corp.	177,882
741	Mid-America Apartment Communities, Inc.	79,198
2,931	Morgan Stanley	141,186
943	National Health Investors, Inc.	72,884
1,235	NextEra Energy, Inc.	180,989
4,022	Occidental Petroleum Corp.	258,253
1,264	PepsiCo, Inc.	140,848
6,535	Pfizer, Inc.	233,300
1,263	Philip Morris International, Inc.	140,206
2,440	Prologis, Inc.	154,842
657	Public Storage	140,591
725	Quality Care Properties, Inc. (a)	11,238
516	Realty Income Corp.	29,510
373	Regency Centers Corp.	23,163
351	RLJ Lodging Trust	7,722
1,144	Senior Housing Properties Trust	22,365
641	Simon Property Group, Inc.	103,207
197	SL Green Realty Corp.	19,960
643	STORE Capital Corp.	15,991
578	Sunstone Hotel Investors, Inc.	9,288
1,181	Texas Instruments, Inc.	105,865
825	UnitedHealth Group, Inc.	161,576
1,271	Valero Energy Corp.	97,778
590	Ventas, Inc.	38,427
922	Vornado Realty Trust	70,883
2,486	Wells Fargo & Co.	137,103
2,245	Xcel Energy, Inc.	106,233

		5,585,574

	Total Common Stocks (Cost $16,670,979)	18,442,382

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% (g)
	United States — 0.0% (g)
	Liberty Interactive LLC,
1,998	3.75%, 02/15/2030	1,409
3,000	4.00%, 11/15/2029	2,130

	Total Convertible Bonds (Cost $3,188)	3,539

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — 37.6%
	Australia — 0.6%
200,000	Australia & New Zealand Banking Group Ltd., (USD Swap Semi 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	226,000
35,000	BlueScope Steel Finance Ltd., 6.50%, 05/15/2021 (e)	36,655
	FMG Resources August 2006 Pty. Ltd.,
11,000	4.75%, 05/15/2022 (e)	11,138
12,000	5.13%, 05/15/2024 (e)	12,180

		285,973

	Belgium — 0.1%
10,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/2046	11,381
15,000	Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	16,051

		27,432

	Brazil — 0.3%
	JBS USA LUX SA,
45,000	5.75%, 06/15/2025 (e)	44,454
29,000	7.25%, 06/01/2021 (e)	29,507
55,000	7.25%, 06/01/2021 (e)	55,963

		129,924

	Canada — 1.8%
39,000	1011778 BC ULC, 4.25%, 05/15/2024 (e)	39,146
15,000	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/2023 (e)	15,694
	Bombardier, Inc.,
72,000	7.50%, 03/15/2025 (e)	71,820
16,000	8.75%, 12/01/2021 (e)	17,152
10,000	Brookfield Finance, Inc., 4.70%, 09/20/2047	10,066
	Cenovus Energy, Inc.,
25,000	5.40%, 06/15/2047 (e)	25,056
20,000	6.75%, 11/15/2039	23,014
13,000	Cott Holdings, Inc., 5.50%, 04/01/2025 (e)	13,526
75,000	Emera, Inc., Series 16-A, (USD 3 Month LIBOR + 5.44%), 6.75%, 06/15/2076 (aa)	85,312
55,000	Enbridge, Inc., (USD 3 Month LIBOR + 3.42%), 5.50%, 07/15/2077 (aa)	55,687
15,000	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2024 (e)	15,750
85,000	GW Honos Security Corp., 8.75%, 05/15/2025 (e)	90,631
5,000	Hudbay Minerals, Inc., 7.25%, 01/15/2023 (e)	5,325
40,000	Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023 (e)	39,000
	Mattamy Group Corp.,
5,000	6.50%, 10/01/2025 (e)	5,125
20,000	6.88%, 12/15/2023 (e)	20,887
14,000	MEG Energy Corp., 6.38%, 01/30/2023 (e)	12,215
	NOVA Chemicals Corp.,
11,000	4.88%, 06/01/2024 (e)	11,138
12,000	5.00%, 05/01/2025 (e)	12,180
5,000	5.25%, 08/01/2023 (e)	5,150
6,000	5.25%, 06/01/2027 (e)	6,060
25,000	Open Text Corp., 5.88%, 06/01/2026 (e)	27,438
	Precision Drilling Corp.,
8,000	5.25%, 11/15/2024	7,360
5,000	6.50%, 12/15/2021	5,063
6,000	Seven Generations Energy Ltd., 5.38%, 09/30/2025 (e)	6,045
	Teck Resources Ltd.,
5,000	5.40%, 02/01/2043	5,052
15,000	6.00%, 08/15/2040	16,312
30,000	6.13%, 10/01/2035	33,600
20,000	TransCanada PipeLines Ltd., 4.63%, 03/01/2034	21,862
125,000	Transcanada Trust, (USD 3 Month LIBOR + 3.21%), 5.30%, 03/15/2077 (aa)	127,969
8,000	Trinidad Drilling Ltd., 6.63%, 02/15/2025 (e)	7,480
	Videotron Ltd.,
18,000	5.00%, 07/15/2022	19,440
7,000	5.13%, 04/15/2027 (e)	7,280

		864,835

	Finland — 0.1%
47,000	Nokia OYJ, 6.63%, 05/15/2039	54,238

	Ireland — 0.1%
	Park Aerospace Holdings Ltd.,
16,000	4.50%, 03/15/2023 (e)	15,978
16,000	5.25%, 08/15/2022 (e)	16,622
17,000	5.50%, 02/15/2024 (e)	17,850

		50,450

	Israel — 0.1%
60,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046	50,525

	Italy — 0.0% (g)
	Telecom Italia Capital SA,
6,000	6.00%, 09/30/2034	6,638
5,000	6.38%, 11/15/2033	5,756

		12,394

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	Luxembourg — 0.5%
	ArcelorMittal,
11,000	6.75%, 02/25/2022	12,563
70,000	7.25%, 03/01/2041	82,863
8,000	7.50%, 10/15/2039	9,600
	Intelsat Jackson Holdings SA,
30,000	5.50%, 08/01/2023	25,425
20,000	7.25%, 10/15/2020	19,250
35,000	7.50%, 04/01/2021	33,162
45,000	8.00%, 02/15/2024 (e)	48,375

		231,238

	Mexico — 0.4%
200,000	Cemex SAB de CV, 5.70%, 01/11/2025 (e)	213,700

	New Zealand — 0.1%
	Reynolds Group Issuer, Inc.,
25,000	5.13%, 07/15/2023 (e)	26,090
20,000	5.75%, 10/15/2020	20,351

		46,441

	Switzerland — 0.4%
200,000	Credit Suisse Group AG, (5-Year Swap Rate + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	213,000

	United Arab Emirates — 0.1%
	DAE Funding LLC,
10,000	4.50%, 08/01/2022 (e)	10,249
11,000	5.00%, 08/01/2024 (e)	11,275
41,000	Shelf Drilling Holdings Ltd., 9.50%, 11/02/2020 (e)	41,461

		62,985

	United Kingdom — 1.0%
30,000	BAT Capital Corp., 4.54%, 08/15/2047 (e)	30,850
200,000	HSBC Holdings plc, (USD Swap Semi 5 Year + 5.51%), 6.87%, 06/01/2021 (x) (y) (aa)	217,750
9,000	Noble Holding International Ltd., 6.20%, 08/01/2040	6,120
26,000	Reynolds American, Inc., 5.85%, 08/15/2045	31,787
	Royal Bank of Scotland Group plc,
15,000	6.10%, 06/10/2023	16,622
157,000	6.13%, 12/15/2022	173,005

		476,134

	United States — 32.0%
	21st Century Fox America, Inc.,
10,000	4.75%, 09/15/2044	10,661
35,000	4.95%, 10/15/2045	38,269
20,000	Abbott Laboratories, 4.90%, 11/30/2046	22,325
	AbbVie, Inc.,
5,000	4.45%, 05/14/2046	5,260
16,000	4.70%, 05/14/2045	17,432
40,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	42,950
27,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	28,012
40,000	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	39,900
60,000	ADT Corp. (The), 4.13%, 06/15/2023	61,275
	AECOM,
10,000	5.13%, 03/15/2027	10,338
65,000	5.88%, 10/15/2024	72,000
	AES Corp.,
10,000	5.50%, 04/15/2025	10,512
40,000	6.00%, 05/15/2026	43,000
30,000	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	27,450
34,000	Aircastle Ltd., 5.13%, 03/15/2021	36,210
20,000	AK Steel Corp., 7.00%, 03/15/2027	20,375
	Albertsons Cos. LLC,
2,000	5.75%, 03/15/2025	1,760
103,000	6.63%, 06/15/2024	95,919
21,000	Allergan Funding SCS, 4.85%, 06/15/2044	22,981
66,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	67,980
6,000	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	6,037
75,000	Allstate Corp. (The), (USD 3 Month LIBOR + 2.94%), 5.75%, 08/15/2053 (aa)	82,312
	Ally Financial, Inc.,
79,000	4.13%, 03/30/2020	81,370
83,000	4.63%, 03/30/2025	87,046
19,000	8.00%, 11/01/2031	24,508
	Amazon.com, Inc.,
20,000	4.05%, 08/22/2047 (e)	20,222
30,000	4.25%, 08/22/2057 (e)	30,760
	AMC Entertainment Holdings, Inc.,
11,000	5.75%, 06/15/2025	10,807
11,000	5.88%, 11/15/2026	10,808
8,000	6.13%, 05/15/2027	7,900
40,000	AMC Networks, Inc., 4.75%, 12/15/2022	41,138
	American Axle & Manufacturing, Inc.,
46,000	6.25%, 04/01/2025 (e)	46,920
67,000	6.50%, 04/01/2027 (e)	67,586
70,000	American Express Co., Series C, (USD 3 Month LIBOR + 3.29%), 4.90%, 03/15/2020 (x) (y) (aa)	71,312

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
24,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	25,980
	American International Group, Inc.,
25,000	4.50%, 07/16/2044	26,234
18,000	4.80%, 07/10/2045	19,630
35,000	AmeriGas Partners LP, 5.75%, 05/20/2027	35,787
15,000	Amgen, Inc., 4.40%, 05/01/2045	15,661
20,000	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	20,725
	Antero Resources Corp.,
70,000	5.13%, 12/01/2022	71,575
27,000	5.38%, 11/01/2021	27,709
20,000	Anthem, Inc., 4.65%, 08/15/2044	21,806
	Arconic, Inc.,
57,000	5.13%, 10/01/2024	60,654
62,000	5.95%, 02/01/2037	65,747
	AT&T, Inc.,
25,000	4.35%, 06/15/2045	22,933
19,000	4.75%, 05/15/2046	18,293
20,000	5.30%, 08/14/2058	20,154
15,000	5.65%, 02/15/2047	16,350
85,000	Avaya, Inc., 7.00%, 04/01/2019 (d) (e)	71,825
15,000	B&G Foods, Inc., 5.25%, 04/01/2025	15,300
52,000	Ball Corp., 4.00%, 11/15/2023	53,170
	Bank of America Corp.,
110,000	Series V, (USD 3 Month LIBOR + 3.39%), 5.12%, 06/17/2019 (x) (y) (aa)	112,341
60,000	Series Z, (USD 3 Month LIBOR + 4.17%), 6.50%, 10/23/2024 (x) (y) (aa)	67,837
140,000	Series AA, (USD 3 Month LIBOR + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	154,350
	Bank of New York Mellon Corp. (The),
65,000	Series D, (USD 3 Month LIBOR + 2.46%), 4.50%, 06/20/2023 (x) (y) (aa)	64,797
110,000	Series E, (USD 3 Month LIBOR + 3.42%), 4.95%, 06/20/2020 (x) (y) (aa)	114,194
20,000	Becton Dickinson and Co., 4.67%, 06/06/2047	20,970
50,000	Berry Global, Inc., 5.13%, 07/15/2023	52,250
10,000	Biogen, Inc., 5.20%, 09/15/2045	11,642
14,000	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	17,097
5,000	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,187
7,000	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	7,070
20,000	Boyd Gaming Corp., 6.88%, 05/15/2023	21,388
35,000	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	34,170
43,000	Cablevision Systems Corp., 8.00%, 04/15/2020	47,676
	CalAtlantic Group, Inc.,
7,000	5.25%, 06/01/2026	7,245
24,000	5.88%, 11/15/2024	26,220
10,000	California Resources Corp., 8.00%, 12/15/2022 (e)	6,500
15,000	Callon Petroleum Co., 6.13%, 10/01/2024	15,675
105,000	Calpine Corp., 5.25%, 06/01/2026 (e)	104,475
2,000	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	1,954
36,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	38,790
100,000	Capital One Financial Corp., Series E, (USD 3 Month LIBOR + 3.80%), 5.55%, 06/01/2020 (x) (y) (aa)	104,375
22,000	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	22,330
11,000	CB Escrow Corp., 8.00%, 10/15/2025 (e)	11,055
8,000	CBS Corp., 4.60%, 01/15/2045	8,135
26,000	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	26,881
	CCO Holdings LLC,
18,000	5.00%, 02/01/2028 (e)	18,000
13,000	5.13%, 05/01/2027 (e)	13,179
99,000	5.75%, 01/15/2024	102,836
75,000	5.75%, 02/15/2026 (e)	78,750
35,000	5.88%, 05/01/2027 (e)	36,662
26,000	CDW LLC, 5.00%, 09/01/2023	27,211
10,000	Cedar Fair LP, 5.38%, 04/15/2027 (e)	10,500
	Centene Corp.,
40,000	4.75%, 05/15/2022	41,750
40,000	4.75%, 01/15/2025	41,500
30,000	Cequel Communications Holdings I LLC, 5.13%, 12/15/2021 (e)	30,525
	CF Industries, Inc.,
16,000	4.50%, 12/01/2026 (e)	16,734
17,000	5.15%, 03/15/2034	16,958
44,000	Charter Communications Operating LLC, 6.48%, 10/23/2045	51,709
20,000	Chemours Co. (The), 7.00%, 05/15/2025	22,150
35,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	37,669
8,000	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	8,180
	Chesapeake Energy Corp.,
24,000	4.88%, 04/15/2022	22,320
5,000	5.75%, 03/15/2023	4,612

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
20,000	6.13%, 02/15/2021	20,100
17,000	6.63%, 08/15/2020	17,510
7,000	8.00%, 01/15/2025 (e) (w)	7,070
25,000	8.00%, 01/15/2025 (e)	25,250
18,000	8.00%, 06/15/2027 (e) (w)	17,820
20,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	19,550
4,000	CIT Group, Inc., 5.38%, 05/15/2020	4,295
21,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	21,630
	Citigroup, Inc.,
5,000	(USD 3 Month LIBOR + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	5,381
40,000	Series D, (USD 3 Month LIBOR + 3.47%), 5.35%, 05/15/2023 (x) (y) (aa)	41,532
190,000	Series M, (USD 3 Month LIBOR + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	206,150
35,000	Series O, (USD 3 Month LIBOR + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	36,558
20,000	Series P, (USD 3 Month LIBOR + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	21,625
20,000	Series R, (USD 3 Month LIBOR + 4.48%), 6.12%, 11/15/2020 (x) (y) (aa)	21,400
25,000	Series T, (USD 3 Month LIBOR + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	28,125
	Clear Channel Worldwide Holdings, Inc.,
70,000	Series B, 6.50%, 11/15/2022	72,100
45,000	Series B, 7.63%, 03/15/2020	44,437
44,000	Clearwater Paper Corp., 4.50%, 02/01/2023	43,890
35,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	30,625
19,000	CNO Financial Group, Inc., 5.25%, 05/30/2025	20,235
15,000	Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	17,998
20,000	Comcast Corp., 4.00%, 08/15/2047	20,326
	Commercial Metals Co.,
14,000	4.88%, 05/15/2023	14,630
6,000	5.38%, 07/15/2027	6,300
32,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	34,200
5,000	CommScope, Inc., 5.50%, 06/15/2024 (e)	5,231
	Community Health Systems, Inc.,
9,000	5.13%, 08/01/2021	8,888
8,000	6.25%, 03/31/2023	7,900
10,000	6.88%, 02/01/2022	7,850
35,000	7.13%, 07/15/2020	31,587
17,000	CONSOL Energy, Inc., 5.88%, 04/15/2022	17,170
	Continental Resources, Inc.,
12,000	4.50%, 04/15/2023	12,030
75,000	5.00%, 09/15/2022	76,219
14,000	Covanta Holding Corp., 5.88%, 07/01/2025	13,772
20,000	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	19,881
19,000	Crestwood Midstream Partners LP, 5.75%, 04/01/2025	19,404
47,000	Crown Americas LLC, 4.50%, 01/15/2023	49,467
	CSC Holdings LLC,
37,000	5.25%, 06/01/2024	37,416
22,000	6.75%, 11/15/2021	24,310
11,000	CSI Compressco LP, 7.25%, 08/15/2022	10,175
8,000	CSTN Merger Sub, Inc., 6.75%, 08/15/2024 (e)	7,980
20,000	CSX Corp., 4.25%, 11/01/2066	19,101
5,000	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	5,314
71,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	75,615
23,000	CyrusOne LP, 5.38%, 03/15/2027 (e)	24,667
	DaVita, Inc.,
35,000	5.13%, 07/15/2024	34,847
13,000	5.75%, 08/15/2022	13,325
	DCP Midstream Operating LP,
33,000	3.88%, 03/15/2023	32,340
20,000	6.75%, 09/15/2037 (e)	21,350
28,000	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	28,210
	Dell International LLC,
94,000	7.13%, 06/15/2024 (e)	103,845
25,000	8.35%, 07/15/2046 (e)	31,936
10,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	10,575
10,000	Diamondback Energy, Inc., 4.75%, 11/01/2024	10,200
37,000	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	40,109
25,000	Discovery Communications LLC, 5.20%, 09/20/2047	25,355
	DISH DBS Corp.,
13,000	5.00%, 03/15/2023	13,349
23,000	5.88%, 11/15/2024	24,097
143,000	6.75%, 06/01/2021	157,300
35,000	7.75%, 07/01/2026	40,163
24,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	25,950
40,000	Dollar Tree, Inc., 5.75%, 03/01/2023	42,184
6,000	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	6,278

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
10,000	Dr Pepper Snapple Group, Inc., 4.50%, 11/15/2045 (e)	10,561
	Dynegy, Inc.,
60,000	7.63%, 11/01/2024	62,175
17,000	8.13%, 01/30/2026 (e)	17,510
26,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	27,305
159,000	Embarq Corp., 8.00%, 06/01/2036	161,385
65,000	Endo Finance LLC, 5.75%, 01/15/2022 (e)	57,037
35,000	Energy Transfer Equity LP, 5.88%, 01/15/2024	37,581
5,000	Energy Transfer LP, 5.15%, 02/01/2043	4,875
20,000	EnLink Midstream Partners LP, Series C, (USD 3 Month LIBOR + 4.11%), 6.00%, 12/15/2022 (x) (y) (aa)	20,013
	Ensco plc,
9,000	5.20%, 03/15/2025	7,560
2,000	5.75%, 10/01/2044	1,435
	Enterprise Products Operating LLC,
15,000	4.85%, 03/15/2044	16,096
33,000	4.90%, 05/15/2046	36,031
100,000	Series E, (USD 3 Month LIBOR + 3.03%), 5.25%, 08/16/2077 (aa)	100,875
100,000	Envision Healthcare Corp., 5.63%, 07/15/2022	104,250
	EP Energy LLC,
8,000	8.00%, 11/29/2024 (e)	8,080
37,000	8.00%, 02/15/2025 (e)	28,814
17,000	9.38%, 05/01/2020	14,152
51,000	Equinix, Inc., 5.75%, 01/01/2025	54,889
30,000	ERAC USA Finance LLC, 4.20%, 11/01/2046 (e)	28,658
20,000	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	20,675
6,000	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	6,120
30,000	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	29,475
15,000	Exelon Corp., 4.45%, 04/15/2046	15,699
	Express Scripts Holding Co.,
20,000	4.80%, 07/15/2046	21,106
6,000	6.13%, 11/15/2041	7,218
20,000	FedEx Corp., 4.55%, 04/01/2046	21,289
20,000	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	20,500
55,000	Fifth Third Bancorp, (USD 3 Month LIBOR + 3.03%), 5.10%, 06/30/2023 (x) (y) (aa)	56,375
	First Data Corp.,
60,000	5.75%, 01/15/2024 (e)	62,775
45,000	7.00%, 12/01/2023 (e)	48,051
5,000	FirstCash, Inc., 5.38%, 06/01/2024 (e)	5,212
69,000	Ford Motor Co., 4.75%, 01/15/2043	67,613
	Freeport-McMoRan, Inc.,
10,000	3.55%, 03/01/2022	9,847
50,000	3.88%, 03/15/2023	49,250
42,000	4.00%, 11/14/2021	42,210
20,000	5.45%, 03/15/2043	18,687
	Frontier Communications Corp.,
52,000	8.50%, 04/15/2020	50,440
19,000	11.00%, 09/15/2025	16,150
12,000	FTI Consulting, Inc., 6.00%, 11/15/2022	12,390
13,000	Gartner, Inc., 5.13%, 04/01/2025 (e)	13,715
13,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	13,357
5,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	5,650
147,000	General Electric Co., Series D, (USD 3 Month LIBOR + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	155,482
	General Motors Co.,
29,000	6.25%, 10/02/2043	33,126
30,000	6.75%, 04/01/2046	36,120
40,000	General Motors Financial Co., Inc., Series A, (USD 3 Month LIBOR + 3.60%), 5.75%, 09/30/2027 (x) (y) (aa)	41,450
20,000	Genesis Energy LP, 6.75%, 08/01/2022	20,450
36,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	40,680
	GenOn Energy, Inc.,
5,000	9.50%, 10/15/2018 (d)	3,662
55,000	9.88%, 10/15/2020 (d)	40,013
40,000	Gilead Sciences, Inc., 4.75%, 03/01/2046	44,961
25,000	Global Partners LP, 7.00%, 06/15/2023 (bb)	25,125
	GLP Capital LP,
12,000	4.88%, 11/01/2020	12,675
20,000	5.38%, 11/01/2023	21,900
	Goldman Sachs Group, Inc. (The),
90,000	Series L, (USD 3 Month LIBOR + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	93,037
210,000	Series M, (USD 3 Month LIBOR + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	217,581
	Goodyear Tire & Rubber Co. (The),
46,000	4.88%, 03/15/2027	47,356
47,000	5.00%, 05/31/2026	48,998
55,000	Gray Television, Inc., 5.13%, 10/15/2024 (e)	55,275

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
3,000	GTT Communications, Inc., 7.88%, 12/31/2024 (e) (w)	3,187
14,000	Gulfport Energy Corp., 6.00%, 10/15/2024	14,105
9,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	9,495
30,000	Halliburton Co., 5.00%, 11/15/2045	32,885
30,000	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	27,750
13,000	Harris Corp., 5.05%, 04/27/2045	14,880
23,000	HCA Healthcare, Inc., 6.25%, 02/15/2021	24,897
	HCA, Inc.,
12,000	4.25%, 10/15/2019	12,420
40,000	5.38%, 02/01/2025	42,150
19,000	5.50%, 06/15/2047	19,689
22,000	5.88%, 03/15/2022	24,365
50,000	5.88%, 05/01/2023	54,375
57,000	7.50%, 02/15/2022	65,390
11,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	11,770
20,000	Hecla Mining Co., 6.88%, 05/01/2021	20,751
30,000	Hess Corp., 5.80%, 04/01/2047	30,699
45,000	Hexion, Inc., 6.63%, 04/15/2020	40,275
19,000	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	18,620
10,000	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	10,200
15,000	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	16,447
	Hilton Worldwide Finance LLC,
11,000	4.63%, 04/01/2025	11,330
4,000	4.88%, 04/01/2027	4,200
15,000	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	15,731
	Hughes Satellite Systems Corp.,
25,000	5.25%, 08/01/2026	26,000
20,000	6.63%, 08/01/2026	21,400
8,000	Huntsman International LLC, 5.13%, 11/15/2022	8,600
29,000	IASIS Healthcare LLC, 8.38%, 05/15/2019	29,112
39,000	Icahn Enterprises LP, 6.00%, 08/01/2020	40,246
40,000	iHeartCommunications, Inc., 9.00%, 12/15/2019	30,500
35,000	IHS Markit Ltd., 5.00%, 11/01/2022 (e)	37,712
30,000	Infor Software Parent LLC, 7.12% (cash), 05/01/2021 (e) (v)	30,534
15,000	Informatica LLC, 7.13%, 07/15/2023 (e)	15,075
	Iron Mountain, Inc.,
11,000	4.88%, 09/15/2027 (e)	11,206
33,000	5.75%, 08/15/2024	34,031
6,000	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	6,277
30,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	31,462
15,000	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	15,694
5,000	Kaiser Aluminum Corp., 5.88%, 05/15/2024	5,350
31,000	KFC Holding Co., 4.75%, 06/01/2027 (e)	31,930
15,000	Kinder Morgan Energy Partners LP, 5.63%, 09/01/2041	15,598
8,000	Koppers, Inc., 6.00%, 02/15/2025 (e)	8,600
	Kraft Heinz Foods Co.,
15,000	4.38%, 06/01/2046	14,700
44,000	5.20%, 07/15/2045	48,171
	Kroger Co. (The),
35,000	3.88%, 10/15/2046	30,431
15,000	4.65%, 01/15/2048	14,506
	Ladder Capital Finance Holdings LLLP,
14,000	5.25%, 03/15/2022 (e)	14,420
3,000	5.25%, 10/01/2025 (e)	2,972
43,000	Landry’s, Inc., 6.75%, 10/15/2024 (e)	43,484
	Level 3 Financing, Inc.,
20,000	5.25%, 03/15/2026	20,494
56,000	5.38%, 05/01/2025	57,575
40,000	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	41,400
15,000	LKQ Corp., 4.75%, 05/15/2023	15,544
20,000	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	20,750
12,000	LYB International Finance BV, 4.88%, 03/15/2044	13,057
20,000	Mallinckrodt International Finance SA, 5.75%, 08/01/2022 (e)	19,550
25,000	Marathon Petroleum Corp., 4.75%, 09/15/2044	24,857
20,000	Markel Corp., 5.00%, 04/05/2046	21,599
25,000	Martin Midstream Partners LP, 7.25%, 02/15/2021	25,562
5,000	Masco Corp., 4.50%, 05/15/2047	5,011
20,000	MasTec, Inc., 4.88%, 03/15/2023	20,450
35,000	Mediacom Broadband LLC, 6.38%, 04/01/2023	36,400
95,000	MetLife, Inc., Series C, (USD 3 Month LIBOR + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	97,941
	MGM Resorts International,
30,000	6.00%, 03/15/2023	33,075
22,000	6.63%, 12/15/2021	24,750

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
43,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	45,361
9,000	Molina Healthcare, Inc., 4.88%, 06/15/2025 (e)	8,865
	Morgan Stanley,
250,000	Series H, (USD 3 Month LIBOR + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	257,812
50,000	Series J, (USD 3 Month LIBOR + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	52,094
15,000	MPLX LP, 5.20%, 03/01/2047	15,696
15,000	MSCI, Inc., 5.25%, 11/15/2024 (e)	15,975
40,000	Mylan NV, 5.25%, 06/15/2046	43,366
	Nabors Industries, Inc.,
2,000	5.10%, 09/15/2023	1,923
17,000	5.50%, 01/15/2023	16,660
55,000	Nationstar Mortgage LLC, 6.50%, 06/01/2022	56,513
68,000	Navistar International Corp., 8.25%, 11/01/2021	68,299
10,000	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	10,725
35,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	18,200
	Netflix, Inc.,
17,000	5.75%, 03/01/2024	18,530
15,000	5.88%, 02/15/2025	16,406
	New Albertson’s, Inc.,
10,000	7.45%, 08/01/2029	7,750
75,000	8.00%, 05/01/2031	60,000
19,000	New Home Co., Inc. (The), 7.25%, 04/01/2022	19,617
	NextEra Energy Operating Partners LP,
13,000	4.25%, 09/15/2024 (e)	13,276
8,000	4.50%, 09/15/2027 (e)	8,150
19,000	NGL Energy Partners LP, 6.13%, 03/01/2025	17,670
10,000	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	10,479
20,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	20,825
33,000	Nielsen Finance LLC, 4.50%, 10/01/2020	33,371
	Noble Energy, Inc.,
5,000	5.05%, 11/15/2044	5,158
5,000	5.25%, 11/15/2043	5,244
34,000	Northern Trust Corp., Series D, (USD 3 Month LIBOR + 3.20%), 4.60%, 10/01/2026 (x) (y) (aa)	34,850
	Novelis Corp.,
10,000	5.88%, 09/30/2026 (e)	10,150
40,000	6.25%, 08/15/2024 (e)	41,708
25,000	NRG Energy, Inc., 6.63%, 03/15/2023	25,844
6,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	6,300
15,000	Nuance Communications, Inc., 5.63%, 12/15/2026 (e)	15,900
31,000	Oasis Petroleum, Inc., 6.50%, 11/01/2021	31,620
17,000	Olin Corp., 5.13%, 09/15/2027	17,765
8,000	ONEOK Partners LP, 6.20%, 09/15/2043	9,113
3,000	Oshkosh Corp., 5.38%, 03/01/2025	3,180
25,000	Outfront Media Capital LLC, 5.63%, 02/15/2024	26,062
30,000	Owens Corning, 4.30%, 07/15/2047	28,600
40,000	Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025 (e)	45,250
12,000	Parker Drilling Co., 6.75%, 07/15/2022	9,570
	PBF Holding Co. LLC,
10,000	7.00%, 11/15/2023	10,300
20,000	7.25%, 06/15/2025 (e)	20,450
10,000	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	10,325
17,000	Penske Automotive Group, Inc., 5.75%, 10/01/2022	17,554
	PetSmart, Inc.,
16,000	5.88%, 06/01/2025 (e)	13,960
10,000	8.88%, 06/01/2025 (e)	7,938
39,000	Phillips 66, 4.88%, 11/15/2044	42,480
15,000	Phillips 66 Partners LP, 4.90%, 10/01/2046	15,005
	Pilgrim’s Pride Corp.,
3,000	5.75%, 03/15/2025 (e)	3,098
10,000	5.88%, 09/30/2027 (e)	10,250
	Plains All American Pipeline LP,
3,000	4.70%, 06/15/2044	2,713
3,000	4.90%, 02/15/2045	2,788
23,000	Plantronics, Inc., 5.50%, 05/31/2023 (e)	23,863
26,000	PolyOne Corp., 5.25%, 03/15/2023	27,649
	Post Holdings, Inc.,
30,000	5.00%, 08/15/2026 (e)	29,944
40,000	5.50%, 03/01/2025 (e)	41,500
20,000	5.75%, 03/01/2027 (e)	20,600
59,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	65,110
	Prudential Financial, Inc.,
29,000	(USD 3 Month LIBOR + 3.03%), 5.38%, 05/15/2045 (aa)	31,320
130,000	(USD 3 Month LIBOR + 3.92%), 5.62%, 06/15/2043 (aa)	141,700

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
116,000	PVH Corp., 4.50%, 12/15/2022	118,610
	QEP Resources, Inc.,
3,000	5.25%, 05/01/2023	2,917
35,000	5.38%, 10/01/2022	34,387
8,000	6.88%, 03/01/2021	8,420
26,000	Qorvo, Inc., 7.00%, 12/01/2025	29,640
69,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	72,450
20,000	Quintiles IMS, Inc., 4.88%, 05/15/2023 (e)	20,800
19,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	20,259
8,000	Radian Group, Inc., 7.00%, 03/15/2021	9,080
	Range Resources Corp.,
15,000	4.88%, 05/15/2025	14,775
11,000	5.00%, 03/15/2023 (e)	10,918
33,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	25,493
	Rowan Cos., Inc.,
2,000	4.75%, 01/15/2024	1,750
12,000	4.88%, 06/01/2022	11,220
12,000	7.38%, 06/15/2025	11,730
23,000	RSP Permian, Inc., 6.63%, 10/01/2022	24,121
30,000	Sabre GLBL, Inc., 5.25%, 11/15/2023 (e)	30,825
3,000	SBA Communications Corp., 4.00%, 10/01/2022 (e) (w)	3,000
	Scientific Games International, Inc.,
45,000	7.00%, 01/01/2022 (e)	47,756
30,000	10.00%, 12/01/2022	33,225
24,000	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	25,320
50,000	Sealed Air Corp., 5.13%, 12/01/2024 (e)	53,813
	SemGroup Corp.,
15,000	5.63%, 11/15/2023	14,588
13,000	7.25%, 03/15/2026 (e)	13,065
15,000	Sensata Technologies BV, 4.88%, 10/15/2023 (e)	15,769
22,000	Service Corp. International, 5.38%, 05/15/2024	23,375
50,000	Sinclair Television Group, Inc., 5.88%, 03/15/2026 (e)	51,000
	Sirius XM Radio, Inc.,
23,000	5.00%, 08/01/2027 (e)	23,460
40,000	5.38%, 04/15/2025 (e)	42,200
32,000	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	32,560
	SM Energy Co.,
19,000	5.00%, 01/15/2024	17,907
5,000	6.13%, 11/15/2022	5,013
2,000	6.50%, 11/15/2021	2,020
30,000	Solera LLC, 10.50%, 03/01/2024 (e)	34,154
6,000	Sonic Automotive, Inc., 6.13%, 03/15/2027	6,150
32,000	Southern Power Co., Series F, 4.95%, 12/15/2046	34,006
14,000	Southwestern Energy Co., 6.70%, 01/23/2025	14,210
15,000	Spectra Energy Partners LP, 4.50%, 03/15/2045	15,101
40,000	Springleaf Finance Corp., 7.75%, 10/01/2021	45,100
39,000	Sprint Capital Corp., 8.75%, 03/15/2032	49,871
100,000	Sprint Communications, Inc., 6.00%, 11/15/2022	107,720
146,000	Sprint Corp., 7.88%, 09/15/2023	169,360
57,000	Staples, Inc., 8.50%, 09/15/2025 (e)	55,432
80,000	State Street Corp., Series F, (USD 3 Month LIBOR + 3.60%), 5.25%, 09/15/2020 (x) (y) (aa)	84,200
10,000	Station Casinos LLC, 5.00%, 10/01/2025 (e)	10,024
	Steel Dynamics, Inc.,
10,000	5.00%, 12/15/2026	10,675
23,000	5.25%, 04/15/2023	23,863
	Sunoco Logistics Partners Operations LP,
12,000	5.30%, 04/01/2044	11,919
30,000	5.35%, 05/15/2045	29,964
	SunTrust Banks, Inc.,
50,000	(USD 3 Month LIBOR + 3.86%), 5.62%, 12/15/2019 (x) (y) (aa)	52,250
40,000	Series G, (USD 3 Month LIBOR + 3.10%), 5.05%, 06/15/2022 (x) (y) (aa)	40,900
	SUPERVALU, Inc.,
42,000	6.75%, 06/01/2021	39,795
75,000	7.75%, 11/15/2022	70,313
19,000	Symantec Corp., 5.00%, 04/15/2025 (e)	19,867
20,000	Sysco Corp., 4.50%, 04/01/2046	21,031
	Talen Energy Supply LLC,
15,000	6.50%, 06/01/2025	11,438
25,000	9.50%, 07/15/2022 (e)	23,125
15,000	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	15,413
	Targa Resources Partners LP,
35,000	4.25%, 11/15/2023	34,694
45,000	5.13%, 02/01/2025	46,336
10,000	5.38%, 02/01/2027	10,413
35,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	33,163

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
60,000	TEGNA, Inc., 6.38%, 10/15/2023	63,825
88,000	Teleflex, Inc., 5.25%, 06/15/2024	93,060
	Tempur Sealy International, Inc.,
25,000	5.50%, 06/15/2026	25,563
8,000	5.63%, 10/15/2023	8,410
	Tenet Healthcare Corp.,
25,000	4.63%, 07/15/2024 (e)	24,719
37,000	5.13%, 05/01/2025 (e)	36,491
73,000	6.00%, 10/01/2020	77,797
13,000	6.75%, 06/15/2023	12,464
10,000	7.00%, 08/01/2025 (e)	9,400
45,000	8.13%, 04/01/2022	45,787
28,000	Terex Corp., 5.63%, 02/01/2025 (e)	29,505
20,000	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	22,200
20,000	TerraForm Power Operating LLC, SUB, 6.62%, 06/15/2025 (e)	21,300
45,000	Tesla, Inc., 5.30%, 08/15/2025 (e)	44,001
14,000	Titan International, Inc., 6.88%, 10/01/2020	14,427
120,000	T-Mobile USA, Inc., 6.38%, 03/01/2025	129,204
11,000	Toll Brothers Finance Corp., 5.88%, 02/15/2022	12,128
12,000	Tops Holding LLC, 8.00%, 06/15/2022 (e)	7,980
	TransDigm, Inc.,
37,000	6.00%, 07/15/2022	38,388
12,000	6.50%, 07/15/2024	12,390
13,000	6.50%, 05/15/2025	13,390
60,800	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	63,688
	Transocean, Inc.,
38,000	6.80%, 03/15/2038	30,970
7,000	7.50%, 04/15/2031	6,370
37,000	9.00%, 07/15/2023 (e)	39,868
11,000	9.35%, 12/15/2041	10,560
7,000	5.80%, 10/15/2022, SUB	6,877
9,000	TriMas Corp., 4.88%, 10/15/2025 (e)	9,073
8,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	8,230
8,000	Tronox Finance plc, 5.75%, 10/01/2025 (e)	8,200
16,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	17,360
	Ultra Resources, Inc.,
72,000	6.88%, 04/15/2022 (e)	73,440
33,000	7.13%, 04/15/2025 (e)	33,330
45,000	Unit Corp., 6.63%, 05/15/2021	45,113
	United Continental Holdings, Inc.,
13,000	4.25%, 10/01/2022	13,098
33,000	5.00%, 02/01/2024	33,701
	United Rentals North America, Inc.,
10,000	4.63%, 10/15/2025	10,125
12,000	4.88%, 01/15/2028	12,045
130,000	4.88%, 01/15/2028	130,488
5,000	5.50%, 05/15/2027	5,331
	Uniti Group LP,
20,000	6.00%, 04/15/2023 (e)	19,150
15,000	7.13%, 12/15/2024 (e)	12,666
10,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	10,475
	Univision Communications, Inc.,
15,000	5.13%, 05/15/2023 (e)	15,300
10,000	5.13%, 02/15/2025 (e)	10,087
15,000	6.75%, 09/15/2022 (e)	15,572
25,000	US Bancorp, Series I, (USD 3 Month LIBOR + 3.49%), 5.13%, 01/15/2021 (x) (y) (aa)	26,500
20,000	US Concrete, Inc., 6.38%, 06/01/2024	21,550
6,000	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	6,113
	Valeant Pharmaceuticals International, Inc.,
15,000	5.88%, 05/15/2023 (e)	13,256
20,000	6.38%, 10/15/2020 (e)	20,019
36,000	6.50%, 03/15/2022 (e)	37,980
160,000	7.00%, 10/01/2020 (e)	161,000
11,000	Valvoline, Inc., 4.38%, 08/15/2025 (e)	11,194
15,000	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	15,600
	Verizon Communications, Inc.,
35,000	4.52%, 09/15/2048	33,849
29,000	5.01%, 04/15/2049	29,884
10,000	5.50%, 03/16/2047	11,095
10,000	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	10,600
84,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	94,500
	Viacom, Inc.,
37,000	4.38%, 03/15/2043	31,858
10,000	4.85%, 12/15/2034	9,420
5,000	5.25%, 04/01/2044	4,786
20,000	(USD 3 Month LIBOR + 3.90%), 5.88%, 02/28/2057 (aa)	20,000
20,000	(USD 3 Month LIBOR + 3.90%), 6.25%, 02/28/2057 (aa)	20,125
5,000	ViaSat, Inc., 5.63%, 09/15/2025 (e)	5,032

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Voya Financial, Inc.,
15,000	4.80%, 06/15/2046	15,745
50,000	(USD 3 Month LIBOR + 3.58%), 5.65%, 05/15/2053 (aa)	53,100
10,000	Vulcan Materials Co., 4.50%, 06/15/2047	10,139
7,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	7,140
11,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	11,680
	Weatherford International Ltd.,
16,000	4.50%, 04/15/2022	14,880
7,000	6.50%, 08/01/2036	6,003
2,000	6.75%, 09/15/2040	1,755
9,000	7.00%, 03/15/2038	8,010
4,000	9.88%, 02/15/2024 (e)	4,400
13,000	WellCare Health Plans, Inc., 5.25%, 04/01/2025	13,683
140,000	Wells Fargo & Co., Series S, (USD 3 Month LIBOR + 3.11%), 5.90%, 06/15/2024 (x) (y) (aa)	152,425
20,000	WESCO Distribution, Inc., 5.38%, 06/15/2024	21,100
4,000	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	3,980
15,000	Western Digital Corp., 10.50%, 04/01/2024	17,625
5,000	Western Gas Partners LP, 5.45%, 04/01/2044	5,283
	Whiting Petroleum Corp.,
25,000	5.00%, 03/15/2019	25,007
12,000	5.75%, 03/15/2021	11,790
2,000	6.25%, 04/01/2023	1,968
66,000	Williams Cos., Inc. (The), 4.55%, 06/24/2024	68,310
42,000	Windstream Services LLC, 7.75%, 10/01/2021	31,290
60,000	WMG Acquisition Corp., 5.00%, 08/01/2023 (e)	61,950
	XPO Logistics, Inc.,
5,000	6.13%, 09/01/2023 (e)	5,219
17,000	6.50%, 06/15/2022 (e)	17,850
	Zayo Group LLC,
29,000	5.75%, 01/15/2027 (e)	30,740
15,000	6.38%, 05/15/2025	16,164

		15,664,978

	Total Corporate Bonds (Cost $17,807,885)	18,384,247

SHARES
Investment Companies — 8.7% (b)
324,327	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,717,859
93,239	JPMorgan Equity Income Fund, Class R6 Shares	1,537,509

	Total Investment Companies (Cost $3,934,378)	4,255,368

PRINCIPAL AMOUNT($)
Loan Assignments — 0.2% (cc)
	Canada — 0.0% (g)
5,000	MacDonald, Dettwiler and Associates Ltd., Term Loan B, (3 Month LIBOR + 2.75%), 3.75%, 07/05/2024 (aa) ^	5,004

	United States — 0.2%
13,000	Cincinnati Bell, Inc., Term Loan B, (3 Month LIBOR + 3.50%), 4.50%, 08/17/2024 (aa) ^	13,097
100,000	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (3 Month LIBOR + 4.50%), 4.50%, 06/20/2024 (aa) ^	100,958

		114,055

	Total Loan Assignments (Cost $117,845)	119,059

SHARES
Preferred Stocks — 0.5%
	United States — 0.5%
2,000	BB&T Corp., Series G, 5.20%, 06/01/2018 ($25 par value) @	50,920
5,000	Dominion Energy, Inc., Series A, 5.25%, 07/30/2076 ($25 par value)	128,950
1,000	Southern Co. (The), 5.25%, 10/01/2076 ($25 par value)	25,510
1,000	State Street Corp., Series G, (USD 3 Month LIBOR + 3.71%), 5.35%, 03/15/2026 ($25 par value) (aa) @	27,220

	Total Preferred Stocks (Cost $220,513)	232,600

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
166,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $165,924)	165,771

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE ($)
Rights — 0.0% (g)
	Singapore — 0.0% (g)
547	CapitaLand Commercial Trust, expiring 10/19/2017 (a)(Cost $–)	119

NUMBER OF WARRANTS		VALUE
Warrants — 0.7%
	Switzerland — 0.7%
	UBS AG,
22,600	expiring 03/07/2018 (a)	150,342
8,200	expiring 04/09/2018 (a)	30,367
32,400	expiring 10/29/2018 (a)	162,769
3,097	expiring 03/07/2018 (Strike Price $1.00) (a)	11,920

	Total Warrants (Cost 356,234)	355,398

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
1,543,711	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $1,543,711)	1,543,711

		–
	Total Investments — 97.4% (Cost $44,821,757)	47,649,347
	Other Assets in Excess ofLiabilities — 2.6%	1,263,208

	NET ASSETS — 100.0%	$48,912,555

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2017

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	8.9%
Banks	8.4
Oil, Gas & Consumable Fuels	7.0
Equity Real Estate Investment Trusts (REITs)	6.7
Asset-Backed Securities	5.1
Capital Markets	4.4
Insurance	4.2
Diversified Telecommunication Services	3.6
Collateralized Mortgage Obligations	3.5
Media	3.3
Pharmaceuticals	2.5
Health Care Providers & Services	2.3
Wireless Telecommunication Services	1.9
Metals & Mining	1.9
Electric Utilities	1.7
Tobacco	1.6
Hotels, Restaurants & Leisure	1.5
Chemicals	1.3
Food & Staples Retailing	1.3
IT Services	1.3
Automobiles	1.2
Semiconductors & Semiconductor Equipment	1.2
Auto Components	1.1
Technology Hardware, Storage & Peripherals	1.1
Independent Power and Renewable Electricity Producers	1.0
Household Durables	1.0
Consumer Finance	1.0
Others (each less than 1.0%)	16.8
Short-Term Investment	3.2

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	12/2017	EUR	42,295	289
S&P 500 E-Mini Index	11	12/2017	USD	1,383,855	(80)

					209

Short Contracts
Foreign Exchange EUR/USD	(6)	12/2017	USD	(889,838)	13,489
Foreign Exchange GBP/USD	(18)	12/2017	USD	(1,511,887)	(14,147)
MSCI Emerging Markets E-Mini Index	(25)	12/2017	USD	(1,361,625)	(797)
U.S. Treasury 5 Year Note	(31)	12/2017	USD	(3,641,047)	21,974

					20,519

					20,728

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2017.
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2017.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2017.
^	—	All or a portion of the security is unsettled as of September 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$628,682	$1,784,735	$2,413,417
Collateralized Mortgage Obligations
United States	—	1,687,589	—	1,687,589
Commercial Mortgage-Backed Securities
United States	—	46,147	—	46,147
Common Stocks
Australia	—	248,343	—	248,343
Belgium	29,685	42,864	—	72,549
Brazil	391,702	—	—	391,702
Canada	137,542	—	—	137,542
Chile	132,328	—	—	132,328
China	—	335,165	—	335,165
Czech Republic	205,051	—	—	205,051
Denmark	—	256,186	—	256,186
Finland	—	401,547	—	401,547
France	—	1,241,651	—	1,241,651
Germany	29,948	877,601	—	907,549
Hong Kong	99,618	272,563	—	372,181
Hungary	—	100,387	—	100,387
India	112,226	—	—	112,226
Indonesia	115,865	—	—	115,865
Ireland	17,700	—	—	17,700
Italy	—	313,197	—	313,197
Japan	37,352	434,394	—	471,746
Mexico	307,704	—	—	307,704
Netherlands	39,329	607,033	—	646,362
Norway	—	121,204	—	121,204
Portugal	—	17,428	—	17,428
Russia	205,163	236,604	—	441,767
Singapore	—	53,107	—	53,107
South Africa	10,999	490,432	—	501,431
South Korea	38,041	229,812	—	267,853
Spain	—	626,587	—	626,587
Sweden	—	312,764	—	312,764
Switzerland	—	661,200	—	661,200
Taiwan	261,123	—	—	261,123
Thailand	210,142	—	—	210,142
Turkey	—	149,865	—	149,865
United Kingdom	39,993	2,405,363	—	2,445,356
United States	5,585,574	—	—	5,585,574

Total Common Stocks	8,007,085	10,435,297	—	18,442,382

Convertible Bonds
United States	—	3,539	—	3,539
Corporate Bonds
Australia	—	285,973	—	285,973
Belgium	—	27,432	—	27,432
Brazil	—	129,924	—	129,924
Canada	—	864,835	—	864,835
Finland	—	54,238	—	54,238

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	—	50,450	—	50,450
Israel	—	50,525	—	50,525
Italy	—	12,394	—	12,394
Luxembourg	—	231,238	—	231,238
Mexico	$—	$213,700	$—	$213,700
New Zealand	—	46,441	—	46,441
Switzerland	—	213,000	—	213,000
United Arab Emirates	—	62,985	—	62,985
United Kingdom	—	476,134	—	476,134
United States	—	15,612,103	52,875	15,664,978

Total Corporate Bonds	—	18,331,372	52,875	18,384,247

Investment Companies
United States	4,255,368	—	—	4,255,368
Loan Assignments
Canada	—	5,004	—	5,004
United States	—	114,055	—	114,055

Total	—	119,059	—	119,059

Preferred Stocks
United States	232,600	—	—	232,600
Rights
Singapore	—	119	—	119
U.S. Treasury Obligation
United States	—	165,771	—	165,771
Warrants
Switzerland	343,478	11,920	—	355,398
Short-Term Investment
Investment Company	1,543,711	—	—	1,543,711

Total Investments in Securities	$14,382,242	$31,429,495	$1,837,610	$47,649,347

Appreciation in Other Financial Instruments
Futures Contracts	$35,463	$289	$—	$35,752

Depreciation in Other Financial Instruments
Futures Contracts	(15,024)	—	—	(15,024)

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no significant transfers among any levels during the period ended September 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Investments in Securities
Asset-Backed Securities — United States	$1,835,227	$—	$51,289	$3,750	$250,039	$(264,257)	$98,380	$(189,693)	$1,784,735
Corporate Bonds — United States	—	—	430	270	52,175	—	—	—	52,875

Total	$1,835,227	$—	$51,719	$4,020	$302,214	$(264,257)	$98,380	$(189,693)	$1,837,610

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to $51,719.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,784,735	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (6.26%)
			Constant Default Rate	2.83% - 6.90% (4.50%)
			Yield (Discount Rate of Cash Flows)	2.03% - 6.93% (3.56%)

Asset-Backed Securities	1,784,735

	52,875	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.84% - 9.89% (8.44%)

Corporate Bonds	52,875

Total	$1,837,610

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 17.2%
	Auto Components — 1.0%
108,690	BorgWarner, Inc.	5,568,189

	Distributors — 0.9%
49,429	Genuine Parts Co.	4,727,884

	Hotels, Restaurants & Leisure — 1.8%
21,111	Hilton Grand Vacations, Inc. (a)	815,518
90,406	Hilton Worldwide Holdings, Inc.	6,278,696
24,426	Marriott International, Inc., Class A	2,693,211

		9,787,425

	Household Durables — 3.2%
45,560	Mohawk Industries, Inc. (a)	11,276,556
154,729	Newell Brands, Inc.	6,602,286

		17,878,842

	Internet & Direct Marketing Retail — 1.4%
54,730	Expedia, Inc.	7,877,836

	Media — 1.5%
64,062	CBS Corp. (Non-Voting), Class B	3,715,596
90,460	DISH Network Corp., Class A (a)	4,905,646

		8,621,242

	Multiline Retail — 1.7%
139,370	Kohl’s Corp.	6,362,240
71,360	Nordstrom, Inc.	3,364,624

		9,726,864

	Specialty Retail — 4.0%
8,638	AutoZone, Inc. (a)	5,140,560
94,865	Bed Bath & Beyond, Inc.	2,226,482
86,040	Best Buy Co., Inc.	4,900,839
176,640	Gap, Inc. (The)	5,216,179
50,480	Tiffany & Co.	4,633,054

		22,117,114

	Textiles, Apparel & Luxury Goods — 1.7%
48,510	PVH Corp.	6,115,171
41,080	Ralph Lauren Corp.	3,626,953

		9,742,124

	Total Consumer Discretionary	96,047,520

	Consumer Staples — 6.1%
	Beverages — 2.6%
28,430	Constellation Brands, Inc., Class A	5,670,363
71,181	Dr Pepper Snapple Group, Inc.	6,297,383
28,220	Molson Coors Brewing Co., Class B	2,303,881

		14,271,627

	Food & Staples Retailing — 0.7%
185,284	Kroger Co. (The)	3,716,797

	Food Products — 0.6%
53,849	TreeHouse Foods, Inc. (a)	3,647,193

	Household Products — 0.4%
48,220	Energizer Holdings, Inc.	2,220,531

	Personal Products — 1.8%
249,990	Coty, Inc., Class A	4,132,335
80,730	Edgewell Personal Care Co. (a)	5,874,722

		10,007,057

	Total Consumer Staples	33,863,205

	Energy — 6.2%
	Oil, Gas & Consumable Fuels — 6.2%
205,953	Energen Corp. (a)	11,261,510
177,890	EQT Corp.	11,605,543
145,530	PBF Energy, Inc., Class A	4,018,083
252,360	Williams Cos., Inc. (The)	7,573,324

	Total Energy	34,458,460

	Financials — 22.6%
	Banks — 7.8%
157,080	Citizens Financial Group, Inc.	5,948,619
281,560	Fifth Third Bancorp	7,878,049
57,010	First Republic Bank	5,955,265
309,680	Huntington Bancshares, Inc.	4,323,133
58,148	M&T Bank Corp.	9,364,154
132,030	SunTrust Banks, Inc.	7,891,433
49,660	Zions Bancorp	2,342,959

		43,703,612

	Capital Markets — 5.3%
32,830	Ameriprise Financial, Inc.	4,875,583
175,490	Invesco Ltd.	6,149,170
63,700	Northern Trust Corp.	5,855,941
63,630	Raymond James Financial, Inc.	5,365,918
83,070	T. Rowe Price Group, Inc.	7,530,295

		29,776,907

	Consumer Finance — 0.9%
198,690	Ally Financial, Inc.	4,820,219

	Insurance — 8.6%
5,198	Alleghany Corp. (a)	2,879,744
20,603	Chubb Ltd.	2,936,958
144,550	Hartford Financial Services Group, Inc. (The)	8,012,406
217,400	Loews Corp.	10,404,764
70,980	Marsh & McLennan Cos., Inc.	5,948,834
81,680	Progressive Corp. (The)	3,954,946
91,570	Unum Group	4,681,974
36,250	WR Berkley Corp.	2,419,325
164,100	XL Group Ltd., (Bermuda)	6,473,745

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
		47,712,696

	Total Financials	126,013,434

	Health Care — 5.2%
	Health Care Providers & Services — 5.2%
54,240	AmerisourceBergen Corp.	4,488,360
34,440	Cigna Corp.	6,438,214
45,460	Henry Schein, Inc. (a)	3,727,265
24,290	Humana, Inc.	5,917,773
26,800	Laboratory Corp. of America Holdings (a)	4,045,996
41,611	Universal Health Services, Inc., Class B	4,616,324

	Total Health Care	29,233,932

	Industrials — 7.6%
	Building Products — 1.0%
85,610	Fortune Brands Home & Security, Inc.	5,755,560

	Electrical Equipment — 2.2%
75,590	AMETEK, Inc.	4,991,964
43,510	Hubbell, Inc.	5,048,030
24,540	Regal Beloit Corp.	1,938,660

		11,978,654

	Industrial Conglomerates — 1.2%
64,450	Carlisle Cos., Inc.	6,463,690

	Machinery — 2.2%
46,640	IDEX Corp.	5,665,361
45,380	Snap-on, Inc.	6,762,074

		12,427,435

	Trading Companies & Distributors — 1.0%
73,610	MSC Industrial Direct Co., Inc., Class A	5,562,708

	Total Industrials	42,188,047

	Information Technology — 9.5%
	Communications Equipment — 1.0%
164,330	CommScope Holding Co., Inc. (a)	5,457,399

	Electronic Equipment, Instruments & Components — 4.9%
86,330	Amphenol Corp., Class A	7,306,971
85,070	Arrow Electronics, Inc. (a)	6,840,479
106,530	CDW Corp.	7,030,980
147,990	Keysight Technologies, Inc. (a)	6,165,264

		27,343,694

	Internet Software & Services — 0.5%
114,170	Match Group, Inc. (a)	2,647,602

	IT Services — 1.1%
63,510	Jack Henry & Associates, Inc.	6,528,193

	Semiconductors & Semiconductor Equipment — 0.7%
48,740	Analog Devices, Inc.	4,199,926

	Software — 1.3%
89,100	Synopsys, Inc. (a)	7,175,223

	Total Information Technology	53,352,037

	Materials — 4.5%
	Chemicals — 0.8%
12,340	Sherwin-Williams Co. (The)	4,418,214

	Containers & Packaging — 3.7%
204,980	Ball Corp.	8,465,674
178,210	Silgan Holdings, Inc.	5,244,720
125,900	WestRock Co.	7,142,307

		20,852,701

	Total Materials	25,270,915

	Real Estate — 10.1%
	Equity Real Estate Investment Trusts (REITs) — 9.5%
53,780	American Campus Communities, Inc.	2,374,387
91,900	American Homes 4 Rent, Class A	1,995,149
26,510	AvalonBay Communities, Inc.	4,729,914
36,750	Boston Properties, Inc.	4,515,840
193,000	Brixmor Property Group, Inc.	3,628,400
10,970	Essex Property Trust, Inc.	2,786,709
23,000	Federal Realty Investment Trust	2,856,830
106,300	GGP, Inc.	2,207,851
32,840	HCP, Inc.	913,937
27,102	JBG SMITH Properties (a)	927,159
184,610	Kimco Realty Corp.	3,609,126
156,737	Outfront Media, Inc.	3,946,638
96,436	Park Hotels & Resorts, Inc.	2,657,776
123,265	Rayonier, Inc.	3,561,126
39,850	Regency Centers Corp.	2,472,294
54,604	Vornado Realty Trust	4,197,956
110,400	Weyerhaeuser Co.	3,756,912
26,870	WP Carey, Inc.	1,810,769

		52,948,773

	Real Estate Management & Development — 0.6%
98,910	CBRE Group, Inc., Class A (a)	3,746,711

	Total Real Estate	56,695,484

	Utilities — 8.9%
	Electric Utilities — 3.3%
107,670	Edison International	8,308,894
33,700	Westar Energy, Inc.	1,671,520
185,050	Xcel Energy, Inc.	8,756,566

		18,736,980

	Gas Utilities — 1.0%
97,000	National Fuel Gas Co.	5,491,170

	Multi-Utilities — 4.6%
57,760	CenterPoint Energy, Inc.	1,687,169
184,550	CMS Energy Corp.	8,548,356

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
62,060	Sempra Energy	7,082,908
131,000	WEC Energy Group, Inc.	8,224,180

		25,542,613

	Total Utilities	49,770,763

	Total Common Stocks (Cost 349,270,704)	546,893,797

Short-Term Investment — 2.1%
	Investment Company — 2.1%
11,559,992	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $11,559,992)	11,559,992

	Total Investments — 100.0% (Cost 360,830,696)	558,453,789
	Other Assets in Excess of Liabilities — 0.0%(g)	36,557

	NET ASSETS — 100.0%	$558,490,346

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$558,453,789	$—	$—	$558,453,789

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 9.8%
	Auto Components — 1.5%
42,400	American Axle & Manufacturing Holdings, Inc. (a)	745,392
14,300	Cooper-Standard Holdings, Inc. (a)	1,658,371
7,500	Dana, Inc.	209,700
1,500	Stoneridge, Inc. (a)	29,715
4,200	Tower International, Inc.	114,240

		2,757,418

	Diversified Consumer Services — 0.5%
1,400	Capella Education Co.	98,210
6,600	Grand Canyon Education, Inc. (a)	599,412
17,700	K12, Inc. (a)	315,768

		1,013,390

	Hotels, Restaurants & Leisure — 1.4%
75,000	Bloomin’ Brands, Inc.	1,320,000
6,100	DineEquity, Inc.	262,178
400	Jack in the Box, Inc.	40,768
28,300	Pinnacle Entertainment, Inc. (a)	603,073
16,900	Ruth’s Hospitality Group, Inc.	354,055

		2,580,074

	Household Durables — 2.5%
46,900	Beazer Homes USA, Inc. (a)	878,906
11,700	Helen of Troy Ltd. (a)	1,133,730
7,400	Hooker Furniture Corp.	353,350
4,600	KB Home	110,952
16,900	Libbey, Inc.	156,494
14,500	Lifetime Brands, Inc.	265,350
1,400	NACCO Industries, Inc., Class A	120,120
78,300	Taylor Morrison Home Corp., Class A (a)	1,726,515

		4,745,417

	Internet & Direct Marketing Retail — 0.1%
10,500	Liberty TripAdvisor Holdings, Inc., Class A (a)	129,675

	Media — 1.0%
50,300	Gannett Co., Inc.	452,700
31,600	Gray Television, Inc. (a)	496,120
2,600	Nexstar Media Group, Inc., Class A	161,980
19,000	Sinclair Broadcast Group, Inc., Class A	608,950
9,900	Townsquare Media, Inc., Class A (a)	99,000

		1,818,750

	Specialty Retail — 2.5%
22,900	Caleres, Inc.	698,908
9,500	Children’s Place, Inc. (The)	1,122,425
1,500	Conn’s, Inc. (a)	42,225
15,300	Express, Inc. (a)	103,428
3,500	Floor & Decor Holdings, Inc., Class A (a)	136,255
3,500	Group 1 Automotive, Inc.	253,610
345,845	Office Depot, Inc.	1,570,136
65,200	Pier 1 Imports, Inc.	273,188
35,600	Tailored Brands, Inc.	514,064

		4,714,239

	Textiles, Apparel & Luxury Goods — 0.3%
7,100	Deckers Outdoor Corp. (a)	485,711
7,600	Perry Ellis International, Inc. (a)	179,816

		665,527

	Total Consumer Discretionary	18,424,490

	Consumer Staples — 2.1%
	Food & Staples Retailing — 0.8%
7,600	Performance Food Group Co. (a)	214,700
32,627	SpartanNash Co.	860,374
4,628	SUPERVALU, Inc. (a)	100,659
9,000	US Foods Holding Corp. (a)	240,300

		1,416,033

	Food Products — 0.9%
28,900	Dean Foods Co.	314,432
23,200	Pilgrim’s Pride Corp. (a)	659,112
3,200	Pinnacle Foods, Inc.	182,944
2,700	Sanderson Farms, Inc.	436,104
2,000	TreeHouse Foods, Inc. (a)	135,460

		1,728,052

	Household Products — 0.4%
20,200	Central Garden & Pet Co., Class A (a)	751,238

	Personal Products — 0.0% (g)
1,300	USANA Health Sciences, Inc. (a)	75,010

	Total Consumer Staples	3,970,333

	Energy — 3.1%
	Energy Equipment & Services — 1.1%
26,000	Archrock, Inc.	326,300
21,300	Exterran Corp. (a)	673,293
66,900	McDermott International, Inc. (a)	486,363
5,500	PHI, Inc. (Non-Voting) (a)	64,680
29,800	RigNet, Inc. (a)	512,560

		2,063,196

	Oil, Gas & Consumable Fuels — 2.0%
172,900	Abraxas Petroleum Corp. (a)	325,052
1,100	Arch Coal, Inc., Class A	78,914
42,600	Delek US Energy, Inc.	1,138,698
93,500	Denbury Resources, Inc. (a)	125,290
59,200	EP Energy Corp., Class A (a)	192,992
6,700	Green Plains, Inc.	135,005

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
16,000	Jagged Peak Energy, Inc. (a)	218,560
23,600	Pacific Ethanol, Inc. (a)	130,980
41,900	Renewable Energy Group, Inc. (a)	509,085
500	REX American Resources Corp. (a)	46,915
32,200	SRC Energy, Inc. (a)	311,374
160,100	W&T Offshore, Inc. (a)	488,305
2,400	World Fuel Services Corp.	81,384

		3,782,554

	Total Energy	5,845,750

	Financials — 17.1%
	Banks — 10.2%
3,500	Cadence BanCorp (a)	80,220
6,700	Cathay General Bancorp	269,340
2,400	Central Valley Community Bancorp	53,520
1,364	Community Trust Bancorp, Inc.	63,426
2,700	CU Bancorp (a)	104,692
3,280	Customers Bancorp, Inc. (a)	106,994
29,355	East West Bancorp, Inc.	1,754,842
1,400	Enterprise Financial Services Corp.	59,290
11,844	Fidelity Southern Corp.	279,992
15,400	Financial Institutions, Inc.	443,520
135,000	First BanCorp, (Puerto Rico) (a)	691,200
4,100	First Business Financial Services, Inc.	93,275
4,700	First Community Bancshares, Inc.	136,817
4,100	First Financial Bancorp	107,215
11,000	First Foundation, Inc. (a)	196,790
6,300	First Hawaiian, Inc.	190,827
29,800	First Merchants Corp.	1,279,314
42,400	Fulton Financial Corp.	795,000
31,700	Hancock Holding Co.	1,535,865
27,925	Hanmi Financial Corp.	864,279
13,000	Heritage Financial Corp.	383,500
11,300	Hilltop Holdings, Inc.	293,800
3,022	Home BancShares, Inc.	76,209
50,092	Hope Bancorp, Inc.	887,129
1,900	Howard Bancorp, Inc. (a)	39,710
4,875	IBERIABANK Corp.	400,481
3,500	MainSource Financial Group, Inc.	125,510
2,471	NBT Bancorp, Inc.	90,735
3,300	Northeast Bancorp	86,295
4,400	Pacific Mercantile Bancorp (a)	40,260
20,600	PacWest Bancorp	1,040,506
44,600	Popular, Inc., (Puerto Rico)	1,602,924
8,700	Preferred Bank	525,045
1,660	Premier Financial Bancorp, Inc.	36,171
5,100	Shore Bancshares, Inc.	84,915
2,350	Sierra Bancorp	63,802
3,400	Southern National Bancorp of Virginia, Inc.	57,766
1,300	SVB Financial Group (a)	243,217
86,800	TCF Financial Corp.	1,479,072
1,677	Towne Bank	56,180
12,500	TriCo Bancshares	509,375
12,500	TriState Capital Holdings, Inc. (a)	286,250
5,000	Triumph Bancorp, Inc. (a)	161,250
8,000	Wintrust Financial Corp.	626,480
17,400	Zions Bancorp	820,932

		19,123,932

	Capital Markets — 1.2%
69,200	BGC Partners, Inc., Class A	1,001,324
6,800	Houlihan Lokey, Inc.	266,084
11,900	INTL. FCStone, Inc. (a)	456,008
22,000	OM Asset Management plc	328,240
2,500	Piper Jaffray Cos.	148,375

		2,200,031

	Consumer Finance — 1.5%
28,820	FirstCash, Inc.	1,819,983
19,900	Green Dot Corp., Class A (a)	986,642

		2,806,625

	Diversified Financial Services — 0.1%
10,000	FNFV Group (a)	171,500
2,300	Marlin Business Services Corp.	66,125

		237,625

	Insurance — 2.6%
40,800	American Equity Investment Life Holding Co.	1,186,464
6,225	Aspen Insurance Holdings Ltd., (Bermuda)	251,490
51,600	CNO Financial Group, Inc.	1,204,344
9,500	First American Financial Corp.	474,715
5,100	HCI Group, Inc.	195,075
10,000	Kinsale Capital Group, Inc.	431,700
2,900	National General Holdings Corp.	55,419
3,100	Selective Insurance Group, Inc.	166,935
13,200	Stewart Information Services Corp.	498,432
3,400	United Fire Group, Inc.	155,788
12,100	Universal Insurance Holdings, Inc.	278,300

		4,898,662

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
7,600	Capstead Mortgage Corp.	73,340
4,200	Invesco Mortgage Capital, Inc.	71,946
50,200	Redwood Trust, Inc.	817,758

		963,044

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — 1.0%
3,500	BankFinancial Corp.	55,615
5,800	Dime Community Bancshares, Inc.	124,700
7,800	HomeStreet, Inc. (a)	210,600
6,200	Meta Financial Group, Inc.	486,080
18,600	MGIC Investment Corp. (a)	233,058
9,700	OceanFirst Financial Corp.	266,653
7,200	PennyMac Financial Services, Inc., Class A (a)	128,160
7,300	Walker & Dunlop, Inc. (a)	382,009
1,400	Washington Federal, Inc.	47,110

		1,933,985

	Total Financials	32,163,904

	Health Care — 15.3%
	Biotechnology — 5.6%
7,800	Acorda Therapeutics, Inc. (a)	184,470
36,700	Aduro Biotech, Inc. (a)	390,855
3,100	AMAG Pharmaceuticals, Inc. (a)	57,195
57,000	Amicus Therapeutics, Inc. (a)	859,560
13,500	AnaptysBio, Inc. (a)	471,825
7,700	Audentes Therapeutics, Inc. (a)	215,677
2,600	Axovant Sciences Ltd. (a)	17,888
5,400	Bellicum Pharmaceuticals, Inc. (a)	62,370
5,300	Bluebird Bio, Inc. (a)	727,955
14,000	Cara Therapeutics, Inc. (a)	191,660
150,600	Catalyst Pharmaceuticals, Inc. (a)	379,512
29,300	Coherus Biosciences, Inc. (a)	391,155
6,700	Corvus Pharmaceuticals, Inc. (a)	106,798
238,700	Curis, Inc. (a)	355,663
40,200	Dynavax Technologies Corp. (a)	864,300
15,900	Epizyme, Inc. (a)	302,895
6,200	Esperion Therapeutics, Inc. (a)	310,744
5,500	FibroGen, Inc. (a)	295,900
5,800	Global Blood Therapeutics, Inc. (a)	180,090
3,800	Immune Design Corp. (a)	39,330
4,400	Jounce Therapeutics, Inc. (a)	68,552
800	Loxo Oncology, Inc. (a)	73,696
16,300	Mersana Therapeutics, Inc. (a)	281,827
6,000	Momenta Pharmaceuticals, Inc. (a)	111,000
25,700	Ra Pharmaceuticals, Inc. (a)	375,220
2,300	Radius Health, Inc. (a)	88,665
9,200	Sage Therapeutics, Inc. (a)	573,160
14,600	Sarepta Therapeutics, Inc. (a)	662,256
24,546	Selecta Biosciences, Inc. (a)	447,964
2,300	Seres Therapeutics, Inc. (a)	36,892
42,900	Synergy Pharmaceuticals, Inc. (a)	124,410
10,800	Syros Pharmaceuticals, Inc. (a)	158,976
2,800	TESARO, Inc. (a)	361,480
8,500	Ultragenyx Pharmaceutical, Inc. (a)	452,710
8,610	vTv Therapeutics, Inc., Class A (a)	51,488
9,200	Xencor, Inc. (a)	210,864

		10,485,002

	Health Care Equipment & Supplies — 4.4%
14,900	Cutera, Inc. (a)	616,115
1,200	Inogen, Inc. (a)	114,120
40,600	Integer Holdings Corp. (a)	2,076,690
48,600	Invacare Corp.	765,450
37,100	Lantheus Holdings, Inc. (a)	660,380
21,100	Masimo Corp. (a)	1,826,416
52,800	OraSure Technologies, Inc. (a)	1,188,000
22,000	Quidel Corp. (a)	964,920

		8,212,091

	Health Care Providers & Services — 3.2%
18,600	Addus HomeCare Corp. (a)	656,580
1,300	AMN Healthcare Services, Inc. (a)	59,410
75,100	Community Health Systems, Inc. (a)	576,768
58,800	Cross Country Healthcare, Inc. (a)	836,724
1,813	Envision Healthcare Corp. (a)	81,495
107,800	Kindred Healthcare, Inc.	733,040
17,500	Molina Healthcare, Inc. (a)	1,203,300
20,400	Owens & Minor, Inc.	595,680
25,300	RadNet, Inc. (a)	292,215
52,675	Surgery Partners, Inc. (a)	545,186
3,000	WellCare Health Plans, Inc. (a)	515,220

		6,095,618

	Health Care Technology — 0.3%
28,000	HMS Holdings Corp. (a)	556,080

	Life Sciences Tools & Services — 0.3%
8,200	INC Research Holdings, Inc., Class A (a)	428,860
2,100	PRA Health Sciences, Inc. (a)	159,957

		588,817

	Pharmaceuticals — 1.5%
6,600	Amphastar Pharmaceuticals, Inc. (a)	117,942
16,400	Assembly Biosciences, Inc. (a)	572,688
7,800	Horizon Pharma plc (a)	98,904
2,300	Medicines Co. (The) (a)	85,192
11,800	Nektar Therapeutics (a)	283,200
33,400	Ocular Therapeutix, Inc. (a)	206,412
5,800	Pacira Pharmaceuticals, Inc. (a)	217,790
5,512	Reata Pharmaceuticals, Inc., Class A (a)	171,423
6,900	Revance Therapeutics, Inc. (a)	190,095
98,400	TherapeuticsMD, Inc. (a)	520,536

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
3,900	Theravance Biopharma, Inc., (Cayman Islands) (a)	133,536
11,800	WaVe Life Sciences Ltd. (a)	256,650

		2,854,368

	Total Health Care	28,791,976

	Industrials — 19.4%
	Aerospace & Defense — 1.5%
13,500	AAR Corp.	510,030
10,700	Engility Holdings, Inc. (a)	371,076
6,125	HEICO Corp., Class A	466,725
2,600	Moog, Inc., Class A (a)	216,918
40,500	Vectrus, Inc. (a)	1,249,020

		2,813,769

	Air Freight & Logistics — 0.2%
3,800	Atlas Air Worldwide Holdings, Inc. (a)	250,040
3,200	Park-Ohio Holdings Corp.	145,920

		395,960

	Airlines — 0.8%
8,300	Hawaiian Holdings, Inc. (a)	311,665
25,500	SkyWest, Inc.	1,119,450

		1,431,115

	Building Products — 0.7%
2,100	American Woodmark Corp. (a)	202,125
1,800	JELD-WEN Holding, Inc. (a)	63,936
10,200	Universal Forest Products, Inc.	1,001,232

		1,267,293

	Commercial Services & Supplies — 2.7%
11,700	ABM Industries, Inc.	488,007
120,600	ACCO Brands Corp. (a)	1,435,140
2,600	CECO Environmental Corp.	21,996
21,900	Essendant, Inc.	288,423
2,100	Herman Miller, Inc.	75,390
10,000	Kimball International, Inc., Class B	197,700
4,200	Knoll, Inc.	84,000
46,900	Quad/Graphics, Inc.	1,060,409
25,000	Steelcase, Inc., Class A	385,000
1,700	Viad Corp.	103,530
1,300	VSE Corp.	73,918
36,800	West Corp.	863,696

		5,077,209

	Construction & Engineering — 1.6%
12,175	EMCOR Group, Inc.	844,702
87,000	HC2 Holdings, Inc. (a)	459,360
26,700	MasTec, Inc. (a)	1,238,880
14,300	Sterling Construction Co., Inc. (a)	217,789
10,818	Tutor Perini Corp. (a)	307,231

		3,067,962

	Electrical Equipment — 1.2%
4,900	EnerSys	338,933
84,300	General Cable Corp.	1,589,055
6,400	Powell Industries, Inc.	191,936
2,800	Regal Beloit Corp.	221,200

		2,341,124

	Machinery — 4.3%
4,600	Barnes Group, Inc.	324,024
16,000	Columbus McKinnon Corp.	605,920
13,100	Federal Signal Corp.	278,768
47,400	Global Brass & Copper Holdings, Inc.	1,602,120
4,300	Greenbrier Cos., Inc. (The)	207,045
1,400	Hurco Cos., Inc.	58,240
3,300	Hyster-Yale Materials Handling, Inc.	252,252
6,200	Kadant, Inc.	611,010
2,600	Kennametal, Inc.	104,884
76,700	Meritor, Inc. (a)	1,994,967
4,300	NN, Inc.	124,700
1,100	Standex International Corp.	116,820
8,000	TriMas Corp. (a)	216,000
69,300	Wabash National Corp.	1,581,426

		8,078,176

	Marine — 0.2%
52,400	Costamare, Inc., (Monaco)	323,832

	Professional Services — 3.6%
23,300	Barrett Business Services, Inc.	1,317,149
4,000	CRA International, Inc.	164,200
11,600	ICF International, Inc. (a)	625,820
15,000	Insperity, Inc.	1,320,000
1,400	Kelly Services, Inc., Class A	35,126
61,000	RPX Corp. (a)	810,080
23,600	TriNet Group, Inc. (a)	793,432
55,700	TrueBlue, Inc. (a)	1,250,465
6,300	WageWorks, Inc. (a)	382,410

		6,698,682

	Road & Rail — 1.1%
55,700	ArcBest Corp.	1,863,165
8,200	Schneider National, Inc., Class B	207,460
2,100	Universal Logistics Holdings, Inc.	42,945
2,700	YRC Worldwide, Inc. (a)	37,260

		2,150,830

	Trading Companies & Distributors — 1.5%
7,100	Applied Industrial Technologies, Inc.	467,180
28,700	CAI International, Inc. (a)	870,184

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued
9,700	GMS, Inc. (a)	343,380
53,200	MRC Global, Inc. (a)	930,468
1,400	Neff Corp., Class A (a)	35,000
2,500	Veritiv Corp. (a)	81,250

		2,727,462

	Total Industrials	36,373,414

	Information Technology — 16.3%
	Communications Equipment — 1.2%
12,700	Ciena Corp. (a)	279,019
164,900	Extreme Networks, Inc. (a)	1,960,661

		2,239,680

	Electronic Equipment, Instruments & Components — 4.0%
1,200	Anixter International, Inc. (a)	102,000
37,500	Benchmark Electronics, Inc. (a)	1,280,625
59,600	Fitbit, Inc., Class A (a)	414,816
25,200	Insight Enterprises, Inc. (a)	1,157,184
29,300	KEMET Corp. (a)	619,109
23,925	Kimball Electronics, Inc. (a)	517,976
2,000	Littelfuse, Inc.	391,760
7,000	Methode Electronics, Inc.	296,450
2,200	Plexus Corp. (a)	123,376
48,400	Sanmina Corp. (a)	1,798,060
9,800	Tech Data Corp. (a)	870,730

		7,572,086

	Internet Software & Services — 2.1%
19,500	Alteryx, Inc., Class A (a)	397,215
34,000	Apptio, Inc., Class A (a)	627,980
19,100	Bankrate, Inc. (a)	266,445
45,500	Blucora, Inc. (a)	1,151,150
4,900	Coupa Software, Inc. (a)	152,635
15,000	Five9, Inc. (a)	358,500
82,300	Limelight Networks, Inc. (a)	326,731
10,400	New Relic, Inc. (a)	517,920
30,000	Tintri, Inc. (a)	94,200

		3,892,776

	IT Services — 1.9%
1,400	Blackhawk Network Holdings, Inc. (a)	61,320
3,300	Euronet Worldwide, Inc. (a)	312,807
25,900	Everi Holdings, Inc. (a)	196,581
1,900	EVERTEC, Inc., (Puerto Rico)	30,115
17,400	Planet Payment, Inc. (a)	74,646
11,700	Sykes Enterprises, Inc. (a)	341,172
118,500	Travelport Worldwide Ltd.	1,860,450
83,300	Unisys Corp. (a)	708,050

		3,585,141

	Semiconductors & Semiconductor Equipment — 3.1%
2,300	Advanced Energy Industries, Inc. (a)	185,748
24,350	Alpha & Omega Semiconductor Ltd. (a)	401,532
14,400	Cirrus Logic, Inc. (a)	767,808
24,900	Cohu, Inc.	593,616
81,915	Cypress Semiconductor Corp.	1,230,363
10,900	Ichor Holdings Ltd. (a)	292,120
3,900	Nanometrics, Inc. (a)	112,320
5,800	Rudolph Technologies, Inc. (a)	152,540
14,500	Sigma Designs, Inc. (a)	91,350
61,000	Ultra Clean Holdings, Inc. (a)	1,867,820
13,700	Xcerra Corp. (a)	134,945

		5,830,162

	Software — 4.0%
12,600	CommVault Systems, Inc. (a)	766,080
12,000	Ellie Mae, Inc. (a)	985,560
14,400	Imperva, Inc. (a)	624,960
2,100	MicroStrategy, Inc., Class A (a)	268,191
2,100	QAD, Inc., Class A	72,135
7,700	Qualys, Inc. (a)	398,860
25,200	RingCentral, Inc., Class A (a)	1,052,100
14,750	Take-Two Interactive Software, Inc. (a)	1,507,893
86,700	TiVo Corp.	1,720,995

		7,396,774

	Total Information Technology	30,516,619

	Materials — 4.3%
	Chemicals — 2.4%
11,300	Chemours Co. (The)	571,893
15,100	FutureFuel Corp.	237,674
1,900	Ingevity Corp. (a)	118,693
14,900	Innophos Holdings, Inc.	732,931
7,100	Minerals Technologies, Inc.	501,615
11,900	OMNOVA Solutions, Inc. (a)	130,305
30,700	Trinseo SA	2,059,970
6,500	Venator Materials plc (a)	146,900

		4,499,981

	Containers & Packaging — 0.4%
10,059	Berry Global Group, Inc. (a)	569,842
18,500	Graphic Packaging Holding Co.	258,075

		827,917

	Metals & Mining — 0.5%
54,900	AK Steel Holding Corp. (a)	306,891
44,100	Cleveland-Cliffs, Inc. (a)	315,315
4,800	Commercial Metals Co.	91,344
3,600	Ryerson Holding Corp. (a)	39,060
3,600	Worthington Industries, Inc.	165,600

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued

		918,210

	Paper & Forest Products — 1.0%
11,100	Boise Cascade Co. (a)	387,390
30,000	Louisiana-Pacific Corp. (a)	812,400
16,200	Schweitzer-Mauduit International, Inc.	671,652

		1,871,442

	Total Materials	8,117,550

	Real Estate — 6.9%
	Equity Real Estate Investment Trusts (REITs) — 6.7%
3,783	American Campus Communities, Inc.	167,019
8,000	Armada Hoffler Properties, Inc.	110,480
123,300	Ashford Hospitality Trust, Inc.	822,411
19,700	Bluerock Residential Growth REIT, Inc.	217,882
7,500	Chatham Lodging Trust	159,900
6,700	Chesapeake Lodging Trust	180,699
900	CorEnergy Infrastructure Trust, Inc.	31,815
5,600	CoreSite Realty Corp.	626,640
23,538	Cousins Properties, Inc.	219,845
2,100	CyrusOne, Inc.	123,753
7,043	DCT Industrial Trust, Inc.	407,931
13,600	DiamondRock Hospitality Co.	148,920
4,400	Easterly Government Properties, Inc.	90,948
6,733	Education Realty Trust, Inc.	241,917
36,000	First Industrial Realty Trust, Inc.	1,083,240
2,600	Franklin Street Properties Corp.	27,612
65,750	GEO Group, Inc. (The)	1,768,675
15,380	Getty Realty Corp.	440,022
6,100	Highwoods Properties, Inc.	317,749
4,500	Hudson Pacific Properties, Inc.	150,885
12,200	InfraREIT, Inc.	272,914
5,900	New Senior Investment Group, Inc.	53,985
17,759	NexPoint Residential Trust, Inc.	421,421
3,042	Parkway, Inc.	70,057
29,885	Preferred Apartment Communities, Inc., Class A	564,229
1,375	PS Business Parks, Inc.	183,562
19,400	Ramco-Gershenson Properties Trust	252,394
32,600	Retail Opportunity Investments Corp.	619,726
18,600	Rexford Industrial Realty, Inc.	532,332
17,700	RLJ Lodging Trust	389,400
40,500	Summit Hotel Properties, Inc.	647,595
2,100	Sun Communities, Inc.	179,928
31,525	Sunstone Hotel Investors, Inc.	506,607
1,400	Urban Edge Properties	33,768
18,900	Xenia Hotels & Resorts, Inc.	397,845

		12,464,106

	Real Estate Management & Development — 0.2%
21,300	Forestar Group, Inc. (a) (bb)	366,360
2,800	Redfin Corp. (a)	70,252

		436,612

	Total Real Estate	12,900,718

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,100	IDT Corp., Class B	85,888

	Utilities — 2.9%
	Electric Utilities — 1.6%
1,325	El Paso Electric Co.	73,206
4,700	IDACORP, Inc.	413,271
2,850	MGE Energy, Inc.	184,110
30,975	Portland General Electric Co.	1,413,699
67,400	Spark Energy, Inc., Class A	1,011,000

		3,095,286

	Gas Utilities — 0.9%
11,200	New Jersey Resources Corp.	472,080
10,400	Southwest Gas Holdings, Inc.	807,248
3,900	WGL Holdings, Inc.	328,380

		1,607,708

	Independent Power and Renewable Electricity Producers — 0.4%
39,100	Atlantic Power Corp. (a)	95,795
12,200	Dynegy, Inc. (a)	119,438
9,000	Ormat Technologies, Inc.	549,450

		764,683

	Water Utilities — 0.0% (g)
2,000	Consolidated Water Co. Ltd., (Cayman Islands)	25,600

	Total Utilities	5,493,277

	Total Common Stocks (Cost 136,147,120)	182,683,919

NUMBER OF WARRANTS
Warrants — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%
	Investment Company — 2.7%
4,976,430	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $4,976,430)	4,976,430

	Total Investments — 100.0% (Cost 141,123,550)	187,660,349
	Other Assets in Excess of Liabilities — 0.0% (g)	66,867

	NET ASSETS — 100.0%	$187,727,216

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	64	12/2017	USD	4,777,280	176,890

					176,890

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,424,490	$—	$—		$18,424,490
Consumer Staples	3,970,333	—	—		3,970,333
Energy	5,845,750	—	—		5,845,750
Financials	32,163,904	—	—		32,163,904
Health Care	28,791,976	—	—		28,791,976
Industrials	36,373,414	—	—		36,373,414
Information Technology	30,516,619	—	—		30,516,619
Materials	8,117,550	—	—		8,117,550
Real Estate	12,534,358	—	366,360		12,900,718
Telecommunication Services	85,888	—	—		85,888
Utilities	5,493,277	—	—		5,493,277

Total Common Stocks	182,317,559	—	366,360		182,683,919

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	4,976,430	—	—		4,976,430

Total Investments in Securities	$187,293,989	$—	$366,360		$187,660,349

Appreciation in Other Financial Instruments
Futures Contracts	$176,890	$—	$—		$176,890

(a) Value is Zero

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 12.7%
	Automobiles — 0.3%
7,487	General Motors Co.	302,325

	Hotels, Restaurants & Leisure — 0.9%
2,795	Hilton Worldwide Holdings, Inc.	194,113
3,228	Royal Caribbean Cruises Ltd.	382,647
7,541	Starbucks Corp.	405,027

		981,787

	Internet & Direct Marketing Retail — 1.9%
2,078	Amazon.com, Inc. (a)	1,997,685

	Media — 4.7%
2,791	Charter Communications, Inc., Class A (a)	1,014,305
17,255	Comcast Corp., Class A (a)	663,972
10,065	DISH Network Corp., Class A (a)	545,825
13,370	Twenty-First Century Fox, Inc., Class A	352,701
24,602	Walt Disney Co. (The)	2,425,019

		5,001,822

	Specialty Retail — 4.5%
950	AutoZone, Inc. (a)	565,355
7,943	Home Depot, Inc. (The)	1,299,157
17,865	Lowe’s Cos., Inc.	1,428,128
1,746	O’Reilly Automotive, Inc. (a)	376,036
15,864	TJX Cos., Inc. (The)	1,169,653

		4,838,329

	Textiles, Apparel & Luxury Goods — 0.4%
7,479	NIKE, Inc., Class B	387,786

	Total Consumer Discretionary	13,509,734

	Consumer Staples — 6.7%
	Beverages — 2.8%
16,287	Coca-Cola Co. (The)	733,078
8,715	Molson Coors Brewing Co., Class B	711,492
14,037	PepsiCo, Inc.	1,564,143

		3,008,713

	Food & Staples Retailing — 1.5%
5,756	Costco Wholesale Corp.	945,653
17,146	Kroger Co. (The)	343,949
4,476	Walgreens Boots Alliance, Inc.	345,637

		1,635,239

	Food Products — 0.9%
22,454	Mondelez International, Inc., Class A	912,980

	Tobacco — 1.5%
14,121	Philip Morris International, Inc.	1,567,572

	Total Consumer Staples	7,124,504

	Energy — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
4,324	Anadarko Petroleum Corp.	211,227
4,402	Chevron Corp.	517,235
6,844	Concho Resources, Inc. (a)	901,492
6,870	Diamondback Energy, Inc. (a)	672,985
17,585	EOG Resources, Inc.	1,701,173
4,364	EQT Corp.	284,707
6,295	Occidental Petroleum Corp.	404,202
7,391	Parsley Energy, Inc., Class A (a)	194,679
2,779	Phillips 66	254,584
9,928	Pioneer Natural Resources Co.	1,464,777
3,413	RSP Permian, Inc. (a)	118,056

	Total Energy	6,725,117

	Financials — 13.6%
	Banks — 7.0%
91,114	Bank of America Corp.	2,308,829
32,311	Citigroup, Inc.	2,350,302
13,594	Huntington Bancshares, Inc.	189,772
33,540	KeyCorp	631,223
8,774	SunTrust Banks, Inc.	524,422
2,872	SVB Financial Group (a)	537,322
17,070	Wells Fargo & Co.	941,411

		7,483,281

	Capital Markets — 2.2%
1,404	Ameriprise Financial, Inc.	208,508
9,371	Charles Schwab Corp. (The)	409,888
6,142	Intercontinental Exchange, Inc.	421,955
27,542	Morgan Stanley	1,326,698

		2,367,049

	Consumer Finance — 0.7%
9,201	Capital One Financial Corp.	778,957

	Diversified Financial Services — 0.3%
7,521	Voya Financial, Inc.	300,013

	Insurance — 3.4%
17,783	American International Group, Inc.	1,091,698
5,396	Arthur J Gallagher & Co.	332,124
4,761	Chubb Ltd.	678,680
7,446	Hartford Financial Services Group, Inc. (The)	412,732
19,282	MetLife, Inc.	1,001,700
1,100	XL Group Ltd., (Bermuda)	43,395

		3,560,329

	Total Financials	14,489,629

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 14.0%
	Biotechnology — 1.6%
1,329	Biogen, Inc. (a)	416,136
3,358	Celgene Corp. (a)	489,664
1,543	Incyte Corp. (a)	180,130
4,282	Vertex Pharmaceuticals, Inc. (a)	651,035

		1,736,965

	Health Care Equipment & Supplies — 1.7%
48,896	Boston Scientific Corp. (a)	1,426,296
3,776	Zimmer Biomet Holdings, Inc.	442,132

		1,868,428

	Health Care Providers & Services — 3.6%
2,075	AmerisourceBergen Corp.	171,706
4,147	Cigna Corp.	775,240
14,680	UnitedHealth Group, Inc.	2,875,078

		3,822,024

	Life Sciences Tools & Services — 1.2%
8,206	Agilent Technologies, Inc.	526,825
3,867	Thermo Fisher Scientific, Inc.	731,637

		1,258,462

	Pharmaceuticals — 5.9%
4,255	Allergan plc	872,062
12,166	Bristol-Myers Squibb Co.	775,461
13,752	Eli Lilly & Co.	1,176,346
11,653	Merck & Co., Inc.	746,142
4,277	Mylan NV (a)	134,169
71,735	Pfizer, Inc.	2,560,940

		6,265,120

	Total Health Care	14,950,999

	Industrials — 12.7%
	Aerospace & Defense — 3.1%
7,183	General Dynamics Corp.	1,476,681
1,728	L3 Technologies, Inc.	325,607
5,131	Northrop Grumman Corp.	1,476,292

		3,278,580

	Airlines — 0.5%
8,168	United Continental Holdings, Inc. (a)	497,268

	Building Products — 0.3%
9,481	Masco Corp.	369,854

	Electrical Equipment — 1.1%
15,375	Eaton Corp. plc	1,180,646

	Industrial Conglomerates — 2.1%
65,157	General Electric Co.	1,575,496
4,653	Honeywell International, Inc.	659,516

		2,235,012

	Machinery — 2.7%
5,537	Deere & Co.	695,392
11,569	Ingersoll-Rand plc	1,031,608
1,378	Snap-on, Inc.	205,336
6,210	Stanley Black & Decker, Inc.	937,523

		2,869,859

	Road & Rail — 2.7%
1,954	Canadian Pacific Railway Ltd., (Canada)	328,331
5,862	Norfolk Southern Corp.	775,191
15,259	Union Pacific Corp.	1,769,586

		2,873,108

	Trading Companies & Distributors — 0.2%
7,372	HD Supply Holdings, Inc. (a)	265,908

	Total Industrials	13,570,235

	Information Technology — 25.6%
	Internet Software & Services — 6.3%
2,340	Alphabet, Inc., Class A (a)	2,278,505
2,415	Alphabet, Inc., Class C (a)	2,316,251
12,197	Facebook, Inc., Class A (a)	2,084,101

		6,678,857

	IT Services — 5.0%
12,428	Accenture plc, Class A	1,678,650
7,269	International Business Machines Corp.	1,054,587
22,856	Visa, Inc., Class A	2,405,365
1,700	WEX, Inc. (a)	190,774

		5,329,376

	Semiconductors & Semiconductor Equipment — 5.8%
15,268	Analog Devices, Inc.	1,315,644
5,304	Broadcom Ltd.	1,286,432
10,454	Microchip Technology, Inc.	938,560
2,402	NVIDIA Corp.	429,405
25,233	Texas Instruments, Inc.	2,261,886

		6,231,927

	Software — 4.5%
7,005	Adobe Systems, Inc. (a)	1,045,006
50,730	Microsoft Corp.	3,778,878

		4,823,884

	Technology Hardware, Storage & Peripherals — 4.0%
27,371	Apple, Inc.	4,218,418

	Total Information Technology	27,282,462

	Materials — 1.6%
	Chemicals — 0.6%
7,258	DowDuPont, Inc.	502,471

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
2,018	Eastman Chemical Co.	182,609

		685,080

	Construction Materials — 0.5%
4,417	Vulcan Materials Co.	528,273

	Containers & Packaging — 0.5%
2,967	Crown Holdings, Inc. (a)	177,190
6,388	WestRock Co.	362,391

		539,581

	Total Materials	1,752,934

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
6,639	Prologis, Inc.	421,311
1,106	Public Storage	236,673
2,021	Vornado Realty Trust	155,374

	Total Real Estate	813,358

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
12,609	AT&T, Inc.	493,895
7,503	Verizon Communications, Inc.	371,323

		865,218

	Wireless Telecommunication Services — 0.2%
2,624	T-Mobile US, Inc. (a)	161,796

	Total Telecommunication Services	1,027,014

	Utilities — 3.0%
	Electric Utilities — 2.8%
7,229	American Electric Power Co., Inc.	507,765
2,596	Edison International	200,333
8,076	NextEra Energy, Inc.	1,183,538
7,667	PG&E Corp.	522,046
12,461	Xcel Energy, Inc.	589,655

		3,003,337

	Multi-Utilities — 0.2%
4,942	CMS Energy Corp.	228,913

	Total Utilities	3,232,250

	Total Common Stocks (Cost 78,534,596)	104,478,236

Short-Term Investment — 1.9%
	Investment Company — 1.9%
2,013,848	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.890% (Cost $2,013,848)	2,013,848

	Total Investments — 99.9% (Cost 80,548,444)	106,492,084
	Other Assets in Excess of Liabilities — 0.1%	59,151

	NET ASSETS — 100.0%	$106,551,235

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6	12/2017	USD	754,830	3,705

					3,705

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$106,492,084	$—	$—	$106,492,084

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,705	$—	$—	$3,705

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

There were no transfers among any levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017